UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock
Rainier Growth Fund

Semiannual Report
9.30.12

A look at performance

Total returns for the period ended September 30, 2012

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge			with maximum sales charge

	1-year	5-year	10-year	6-months	1-year	5-year	10-year

Class A1	19.19	–1.76	7.67	–5.45	19.19	–8.49	109.30

Class B1	19.53	–1.98	7.06	–5.81	19.53	–9.53	97.81

Class C1	23.48	–1.59	7.05	–1.85	23.48	–7.72	97.72

Class I1,2	25.92	–0.37	8.58	–0.30	25.92	–1.82	127.79

Class R1[1,2]	24.94	–1.22	7.47	–0.71	24.94	–5.95	105.55

Class R2[1,2]	24.56	–2.11	6.61	–0.56	24.56	–10.11	89.72

Class R3[1,2]	25.07	–1.11	7.58	–0.66	25.07	–5.44	107.71

Class R4[1,2]	25.47	–0.81	7.91	–0.44	25.47	–3.97	114.10

Class R5[1,2]	25.85	–0.52	8.23	–0.35	25.85	–2.55	120.53

Class R6[1,2]	26.00	–0.33	8.63	–0.26	26.00	–1.65	128.85

Class T1,2	19.10	–2.15	7.07	–5.49	19.10	–10.28	98.09

Class ADV[1,2]	25.67	–0.61	8.31	–0.39	25.67	–3.04	122.18

Class NAV[1,2]	26.06	–0.30	8.67	–0.26	26.06	–1.48	129.70

Performance figures assume all dividends have been reinvested. Figures reflect maximum sales charge on Class A and Class T shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class ADV and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 6-30-13 for Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class ADV shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class T	Class ADV	Class NAV
Net (%)	1.25	2.05	2.09	0.89	1.70	1.45	1.60	1.20	1.00	0.86	1.35	1.14	0.78
Gross (%)	1.25	2.05	2.09	0.89	7.01	2.73	15.84	15.34	15.05	1.56	1.35	1.33	0.78

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

See the following page for footnotes.

6	Rainier Growth Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index 1	Index 2

Class B3	9-30-02	$19,781	$19,781	$21,615	$22,423

Class C3	9-30-02	19,772	19,772	21,615	22,423

Class I2	9-30-02	22,779	22,779	21,615	22,423

Class R1[2]	9-30-02	20,555	20,555	21,615	22,423

Class R2[2]	9-30-02	18,972	18,972	21,615	22,423

Class R3[2]	9-30-02	20,771	20,771	21,615	22,423

Class R4[2]	9-30-02	21,410	21,410	21,615	22,423

Class R5[2]	9-30-02	22,053	22,053	21,615	22,423

Class R6[2]	9-30-02	22,885	22,885	21,615	22,423

Class T2	9-30-02	20,846	19,809	21,615	22,423

Class ADV[2]	9-30-02	22,218	22,218	21,615	22,423

Class NAV[2]	9-30-02	22,970	22,970	21,615	22,423

Russell 1000 Growth Index is an unmanaged index containing those securities in the Russell 1000 Index with a greater-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 On 4-25-08, through a reorganization, the Fund acquired all of the assets of the Rainier Large Cap Growth Equity Portfolio (the Predecessor Fund). On that date, the Predecessor Fund offered its original share class and institutional share class in exchange for Class A and Class I shares, respectively, of John Hancock Rainier Growth Fund. Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4, Class R5, Class ADV and Class NAV shares of John Hancock Rainier Growth Fund were first offered on 4-28-08. The Predecessor Fund’s original share class returns have been recalculated to reflect the gross fees and expenses of Class A shares. The returns prior to 4-28-08 are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class B, Class C, Class I, Class R1, Class R3, Class R4, Class R5, Class ADV and Class NAV shares, as applicable. Class T shares were first offered 10-6-08, Class R6 shares were first offered 9-1-11 and Class R2 shares were first offered on 3-1-12. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class T, Class R6 and Class R2 shares as applicable.

2 For certain types of investors, as described in the Fund’s prospectuses.

3 No contingent deferred sales charge is applicable.

Semiannual report | Rainier Growth Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2012 with the same investment held until September 30, 2012.

	Account value	Ending value	Expenses paid during
	on 4-1-12	on 9-30-12	period ended 9-30-12[1]

Class A	$1,000.00	$995.20	$6.30

Class B	1,000.00	991.40	10.18

Class C	1,000.00	991.40	10.33

Class I	1,000.00	997.00	4.56

Class R1	1,000.00	992.90	8.49

Class R2	1,000.00	994.40	7.25

Class R3	1,000.00	993.40	8.00

Class R4	1,000.00	995.60	6.15

Class R5	1,000.00	996.50	5.00

Class R6	1,000.00	997.40	4.31

Class T	1,000.00	994.70	6.65

Class ADV	1,000.00	996.10	5.70

Class NAV	1,000.00	997.40	3.96

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Rainier Growth Fund | Semiannual report

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on April 1, 2012, with the same investment held until September 30, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 4-1-12	on 9-30-12	period ended 9-30-12[1]

Class A	$1,000.00	$1,018.80	$6.38

Class B	1,000.00	1,014.80	10.30

Class C	1,000.00	1,014.70	10.45

Class I	1,000.00	1,020.50	4.61

Class R1	1,000.00	1,016.50	8.59

Class R2	1,000.00	1,017.80	7.33

Class R3	1,000.00	1,017.00	8.09

Class R4	1,000.00	1,018.90	6.23

Class R5	1,000.00	1,020.10	5.06

Class R6	1,000.00	1,020.80	4.36

Class T	1,000.00	1,018.40	6.73

Class ADV	1,000.00	1,019.40	5.77

Class NAV	1,000.00	1,021.10	4.00

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.26%, 2.04%, 2.07%, 0.91%, 1.70%, 1.45%, 1.60%, 1.23%, 1.00%, 0.86%, 1.33%, 1.14% and 0.79% for Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class T, Class ADV and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | Rainier Growth Fund	9

Portfolio summary

Top 10 Holdings (30.2% of Net Assets on 9-30-12)[1,2]

Apple, Inc.	6.9%	EMC Corp.	2.4%

Google, Inc., Class A	3.5%	Whole Foods Market, Inc.	2.2%

Microsoft Corp.	3.4%	Allergan, Inc.	2.2%

QUALCOMM, Inc.	2.8%	Amazon.com, Inc.	2.2%

eBay, Inc.	2.4%	Schlumberger, Ltd.	2.2%

Sector Composition[1,3]

Information Technology	35.2%	Energy	6.1%

Consumer Discretionary	18.5%	Materials	3.7%

Health Care	13.3%	Financials	3.3%

Industrials	9.0%	Telecommunication Services	1.8%

Consumer Staples	8.3%	Short-Term Investments & Other	0.8%

1 As a percentage of net assets on 9-30-12.

2 Cash and cash equivalents not included

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Rainier Growth Fund | Semiannual report

Fund’s investments

As of 9-30-12 (unaudited)

	Shares	Value

Common Stocks 99.2%	$1,133,321,865

(Cost $906,420,848)

Consumer Discretionary 18.5%		211,882,165

Hotels, Restaurants & Leisure 4.2%

Starbucks Corp. (L)	352,250	17,876,688

Starwood Hotels & Resorts Worldwide, Inc.	334,580	19,392,257

Wynn Resorts, Ltd.	93,070	10,744,001

Internet & Catalog Retail 3.1%

Amazon.com, Inc. (I)(L)	98,750	25,114,100

priceline.com, Inc. (I)	17,000	10,518,410

Media 1.1%

DIRECTV (I)	242,420	12,717,353

Multiline Retail 0.6%

Dollar General Corp. (I)	137,630	7,093,450

Specialty Retail 4.8%

Bed Bath & Beyond, Inc. (I)	44,310	2,791,530

Dick’s Sporting Goods, Inc.	192,370	9,974,385

Limited Brands, Inc.	213,220	10,503,217

The Home Depot, Inc.	382,730	23,105,410

Tractor Supply Company	90,470	8,946,578

Textiles, Apparel & Luxury Goods 4.7%

Coach, Inc.	143,670	8,048,393

Michael Kors Holdings, Ltd. (I)	146,210	7,775,448

NIKE, Inc., Class B	119,745	11,364,998

Ralph Lauren Corp.	71,640	10,834,117

VF Corp. (L)	94,640	15,081,830

Consumer Staples 8.3%		94,977,088

Beverages 1.7%

Anheuser-Busch InBev NV, ADR	228,710	19,648,476

Food & Staples Retailing 3.9%

Costco Wholesale Corp.	193,600	19,384,200

Whole Foods Market, Inc. (L)	259,210	25,247,054

Personal Products 2.0%

The Estee Lauder Companies, Inc., Class A (L)	368,100	22,663,917

Tobacco 0.7%

Philip Morris International, Inc.	89,320	8,033,441

See notes to financial statements	Semiannual report | Rainier Growth Fund	11

	Shares	Value

Energy 6.1%		$69,385,320

Energy Equipment & Services 4.5%

Cameron International Corp. (I)	236,070	13,236,440

Ensco PLC, Class A (L)	239,560	13,070,394

Schlumberger, Ltd.	344,700	24,932,151

Oil, Gas & Consumable Fuels 1.6%

Anadarko Petroleum Corp.	136,820	9,566,454

Plains Exploration & Production Company (I)	228,980	8,579,881

Financials 3.3%		37,448,759

Capital Markets 1.3%

T. Rowe Price Group, Inc.	241,350	15,277,455

Commercial Banks 1.4%

Wells Fargo & Company	454,320	15,687,670

Real Estate Management & Development 0.6%

CBRE Group, Inc. (I)	352,180	6,483,634

Health Care 13.3%		151,484,400

Biotechnology 4.1%

Alexion Pharmaceuticals, Inc. (I)	94,160	10,771,904

Biogen Idec, Inc. (I)	102,750	15,333,383

Gilead Sciences, Inc. (I)	303,470	20,129,165

Health Care Equipment & Supplies 1.5%

Intuitive Surgical, Inc. (I)	35,460	17,575,040

Health Care Providers & Services 0.9%

Catamaran Corp. (I)	102,380	10,030,169

Pharmaceuticals 6.8%

Allergan, Inc.	274,615	25,149,242

Novo Nordisk A/S, ADR (L)	153,470	24,219,101

Perrigo Company (L)	72,160	8,382,827

Shire PLC, ADR	113,120	10,033,744

Watson Pharmaceuticals, Inc. (I)	115,780	9,859,825

Industrials 9.0%		103,311,253

Aerospace & Defense 3.9%

Honeywell International, Inc.	366,390	21,891,803

Precision Castparts Corp.	137,220	22,413,515

Commercial Services & Supplies 0.8%

Stericycle, Inc. (I)	98,540	8,919,841

Electrical Equipment 1.6%

AMETEK, Inc.	528,205	18,724,867

Machinery 0.8%

Eaton Corp. (L)	196,310	9,277,611

Professional Services 0.9%

Verisk Analytics, Inc., Class A (I)	230,010	10,950,776

Road & Rail 1.0%

Kansas City Southern	146,910	11,132,840

12	Rainier Growth Fund | Semiannual report	See notes to financial statements

		Shares	Value

Information Technology 35.2%			$402,044,117

Communications Equipment 4.8%

BancTec, Inc. (I)(S)		197,026	886,617

Cisco Systems, Inc.		485,960	9,276,976

F5 Networks, Inc. (I)		117,820	12,335,754

QUALCOMM, Inc.		512,000	31,994,880

Computers & Peripherals 9.3%

Apple, Inc.		117,440	78,363,014

EMC Corp. (I)(L)		1,014,045	27,653,007

Electronic Equipment, Instruments & Components 0.7%

Trimble Navigation, Ltd. (I)		176,490	8,411,513

Internet Software & Services 6.0%

eBay, Inc. (I)		573,350	27,755,874

Google, Inc., Class A (I)		53,440	40,320,480

IT Services 5.9%

Accenture PLC, Class A		328,970	23,037,769

Mastercard, Inc., Class A (L)		39,530	17,847,004

Teradata Corp. (I)		119,550	9,015,266

Visa, Inc., Class A		131,545	17,663,863

Semiconductors & Semiconductor Equipment 0.8%

Avago Technologies, Ltd.		260,030	9,065,946

Software 7.7%

Autodesk, Inc. (I)		237,140	7,913,362

Citrix Systems, Inc. (I)		163,790	12,541,400

Intuit, Inc. (L)		205,650	12,108,672

Microsoft Corp.		1,287,250	38,334,305

Red Hat, Inc. (I)		170,340	9,699,160

Salesforce.com, Inc. (I)(L)		51,210	7,819,255

Materials 3.7%			42,256,999

Chemicals 3.7%

Ecolab, Inc.		161,550	10,470,056

Monsanto Company		221,680	20,177,314

Praxair, Inc.		111,760	11,609,629

Telecommunication Services 1.8%			20,531,764

Diversified Telecommunication Services 1.8%

American Tower Corp.		287,600	20,531,764

	Yield (%)	Shares	Value

Securities Lending Collateral 10.6%			$121,347,595

(Cost $121,333,097)

John Hancock Collateral Investment Trust (W)	0.3462 (Y)	12,124,333	121,347,595

See notes to financial statements	Semiannual report | Rainier Growth Fund	13

	Par value	Value

Short-Term Investments 1.6%		$18,589,000

(Cost $18,589,000)

Repurchase Agreement 1.6%		18,589,000
Repurchase Agreement with State Street Corp. dated 9-28-12 at
0.010% to be repurchased at $18,589,015 on 10-1-12, collateralized by $18,185,000 U.S. Treasury Bill, 1.500% due 7-31-16 (valued at
$18,964,664, including interest)	$18,589,000	18,589,000

Total investments (Cost $1,046,342,945)† 111.4%	$1,273,258,460

Other assets and liabilities, net (11.4%)		($130,439,941)

Total net assets 100.0%	$1,142,818,519

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 9-30-12.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 9-30-12.

† At 9-30-12, the aggregate cost of investment securities for federal income tax purposes was $1,055,013,704. Net unrealized appreciation aggregated $218,244,756, of which $226,378,176 related to appreciated investment securities and $8,133,420 related to depreciated investment securities.

14	Rainier Growth Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 9-30-12 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $925,009,848) including
$121,333,097 of securities loaned)	$1,151,910,865
Investments in affiliated issuers, at value (Cost $121,333,097)	121,347,595

Total investments, at value (Cost $1,046,342,945)	1,273,258,460
Receivable for investments sold	6,498,137
Receivable for fund shares sold	931,291
Dividends and interest receivable	601,454
Receivable for securities lending income	20,282
Receivable due from adviser	1,367
Other receivables and prepaid expenses	234,117

Total assets	1,281,545,108

Liabilities

Payable for investments purchased	15,289,422
Payable for fund shares repurchased	1,764,868
Payable upon return of securities loaned	121,337,929
Payable to affiliates
Accounting and legal services fees	52,786
Transfer agent fees	93,096
Trustees’ fees	79,359
Other liabilities and accrued expenses	109,129

Total liabilities	138,726,589

Net assets

Paid-in capital	$1,051,969,272
Accumulated net investment loss	(1,262,566)
Accumulated net realized gain (loss) on investments	(134,803,702)
Net unrealized appreciation (depreciation) on investments	226,915,515

Net assets	$1,142,818,519

See notes to financial statements	Semiannual report | Rainier Growth Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($354,334,707 ÷ 15,586,718 shares)	$22.73
Class B ($22,386,802 ÷ 1,016,384 shares)[1]	$22.03
Class C ($17,942,189 ÷ 814,965 shares)[1]	$22.02
Class I ($202,252,719 ÷ 8,729,018 shares)	$23.17
Class R1 ($300,577 ÷ 13,423 shares)	$22.39
Class R2 ($103,071 ÷ 4,454 shares)	$23.14
Class R3 ($100,191 ÷ 4,452 shares)	$22.50
Class R4 ($101,564 ÷ 4,452 shares)	$22.81
Class R5 ($102,890 ÷ 4,458 shares)	$23.08
Class R6 ($4,106,463 ÷ 176,947 shares)	$23.21
Class T ($72,307,113 ÷ 3,203,269 shares)	$22.57
Class ADV ($17,945,931 ÷ 781,786 shares)	$22.96
Class NAV ($450,834,302 ÷ 19,412,815 shares)	$23.22

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$23.93
Class T (net asset value per share ÷ 95%)[2]	$23.76

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16	Rainier Growth Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six month period ended 9-30-12
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$5,463,564
Securities lending	124,827
Interest	696

Total investment income	5,589,087

Expenses

Investment management fees	4,360,258
Distribution and service fees	771,321
Accounting and legal services fees	120,114
Transfer agent fees	575,300
Trustees’ fees	34,964
State registration fees	66,405
Printing and postage	44,094
Professional fees	52,606
Custodian fees	85,659
Registration and filing fees	26,046
Other	19,010

Total expenses	6,155,777
Less expense reductions	(50,138)

Net expenses	6,105,639

Net investment loss	(516,552)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	56,710,497
Investments in affiliated issuers	(3,568)

56,706,929
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(67,991,667)
Investments in affiliated issuers	(698)

(67,992,365)

Net realized and unrealized loss	(11,285,436)

Decrease in net assets from operations	($11,801,988)

See notes to financial statements	Semiannual report | Rainier Growth Fund	17

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	9-30-12	ended
	(Unaudited)	3-31-12

Increase (decrease) in net assets

From operations
Net investment loss	($516,552)	($2,801,661)
Net realized gain	56,706,929	120,269,463
Change in net unrealized appreciation (depreciation)	(67,992,365)	(57,579,735)

Increase (decrease) in net assets resulting from operations	(11,801,988)	59,888,067

From Fund share transactions	(104,485,962)	(422,108,385)

Total decrease	(116,287,950)	(362,220,318)

Net assets

Beginning of period	1,259,106,469	1,621,326,787

End of period	$1,142,818,519	$1,259,106,469

Accumulated net investment loss	($1,262,566)	($746,014)

18	Rainier Growth Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	9-30-12[1]	3-31-12	3-31-11	3-31-10	3-31-09[2]	3-31-08[3]

Per share operating performance

Net asset value, beginning of period	$22.84	$21.32	$18.31	$12.84	$20.91	$20.44
Net investment loss	(0.03)[4]	(0.09)[4]	(0.06)[4]	(0.03)[4]	(0.01)[4]	(0.02)
Net realized and unrealized gain (loss)
on investments	(0.08)	1.61	3.07	5.50	(8.06)	0.49
Total from investment operations	(0.11)	1.52	3.01	5.47	(8.07)	0.47
Net asset value, end of period	$22.73	$22.84	$21.32	$18.31	$12.84	$20.91
Total return (%)[5]	(0.48)[6]	7.13	16.44	42.60[7]	(38.59)[7]	2.30[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$354	$369	$413	$384	$193	$164
Ratios (as a percentage of average net assets):
Expenses before reductions	1.26[8]	1.27	1.30	1.45	1.47	1.17[9]
Expenses net of fee waivers	1.26[8]	1.27	1.30	1.38	1.18	1.19[9]
Expenses net of fee waivers and credits	1.26[8]	1.27	1.30	1.34	1.18	1.19[9]
Net investment loss	(0.30)[8]	(0.45)	(0.33)	(0.18)	(0.04)	(0.27)
Portfolio turnover (%)	46	90	90	102	101	86

1 Six months ended 9-30-12. Unaudited.
2 After the close of business on 4-25-08, holders of Original Shares of the former Rainier Large Cap Growth Equity Portfolio (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of the John Hancock Rainier Growth Fund. These shares were first offered on 4-28-08. Additionally, the accounting and performance history of the Original Shares of the Predecessor Fund was redesignated as that of John Hancock Rainier Growth Fund Class A.
3 Audited by previous independent registered public accounting firm.
4 Based on the average daily shares outstanding.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Total returns would have been lower had certain expenses not been reduced during the periods shown.
8 Annualized.
9 Prior to the reorganization, the Fund was subject to a contractual expense reimbursement and recoupment plan.

See notes to financial statements	Semiannual report | Rainier Growth Fund	19

CLASS B SHARES Period ended	9-30-12[1]	3-31-12	3-31-11	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$22.22	$20.90	$18.10	$12.79	$22.46
Net investment loss[3]	(0.12)	(0.25)	(0.21)	(0.15)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.07)	1.57	3.01	5.46	(9.58)
Total from investment operations	(0.19)	1.32	2.80	5.31	(9.67)
Total distributions	—	—	—	—	—
Net asset value, end of period	$22.03	$22.22	$20.90	$18.10	$12.79
Total return (%)[4]	(0.86)[5]	6.32	15.47[6]	41.52[6]	(43.05)[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	$22	$25	$31	$37	$27
Ratios (as a percentage of average net assets):
Expenses before reductions	2.04[7]	2.07	2.13	2.45	2.82[7]
Expenses net of fee waivers	2.04[7]	2.07	2.10	2.11	2.05[7]
Expenses net of fee waivers and credits	2.04[7]	2.07	2.10	2.09	2.04[7]
Net investment loss	(1.09)[7]	(1.24)	(1.13)	(0.94)	(0.75)[7]
Portfolio turnover (%)	46	90	90	102	101[8]

1 Six months ended 9-30-12. Unaudited.
2 The inception date for Class B shares is 4-28-08.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

CLASS C SHARES Period ended	9-30-12[1]	3-31-12	3-31-11	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$22.21	$20.90	$18.10	$12.79	$22.46
Net investment loss[3]	(0.12)	(0.26)	(0.21)	(0.15)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.07)	1.57	3.01	5.46	(9.58)
Total from investment operations	(0.19)	1.31	2.80	5.31	(9.67)
Total distributions	—	—	—	—	—
Net asset value, end of period	$22.02	$22.21	$20.90	$18.10	$12.79
Total return (%)[4,5]	(0.86)[6]	6.27	15.47	41.52	(43.05)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$18	$20	$22	$24	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	2.07[7]	2.11	2.16	2.34	2.82[7]
Expenses net of fee waivers	2.07[7]	2.10	2.10	2.21	2.05[7]
Expenses net of fee waivers and credits	2.07[7]	2.10	2.10	2.09	2.04[7]
Net investment loss	(1.12)[7]	(1.27)	(1.13)	(0.93)	(0.77)[7]
Portfolio turnover (%)	46	90	90	102	101[8]

1 Six months ended 9-30-12. Unaudited.
2 The inception date for Class C shares is 4-28-08.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

20	Rainier Growth Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	9-30-12[1]	3-31-12	3-31-11	3-31-10	3-31-09[2]	3-31-08[3]

Per share operating performance

Net asset value, beginning of period	$23.24	$21.61	$18.50	$12.92	$20.98	$20.44
Net investment income (loss)[4]	—[5]	(0.02)	0.02	0.04	0.04	—[5]
Net realized and unrealized gain (loss)
on investments	(0.07)	1.65	3.11	5.54	(8.09)	0.54
Total from investment operations	(0.07)	1.63	3.13	5.58	(8.05)	0.54
Less distributions
From net investment income	—	—	(0.02)	—[5]	(0.01)	—
Net asset value, end of period	$23.17	$23.24	$21.61	$18.50	$12.92	$20.98
Total return (%)	(0.30)[6]	7.54	16.93	43.20	(38.36)	2.64

Ratios and supplemental data

Net assets, end of period (in millions)	$202	$256	$237	$208	$133	$136
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91[7]	0.91	0.86	0.90	0.86	0.92[8]
Expenses net of fee waivers and credits	0.91[7]	0.91	0.86	0.90	0.86	0.94[8]
Net investment income (loss)	0.03[7]	(0.08)	0.10	0.26	0.22	(0.02)
Portfolio turnover (%)	46	90	90	102	101	86

1 Six months ended 9-30-12. Unaudited.
2 After the close of business on 4-25-08, holders of Institutional Shares of the former Rainier Large Cap Growth Equity Portfolio (the Predecessor Fund) became owners of an equal number of full and fractional Class I shares of the John Hancock Rainier Growth Fund. These shares were first offered on 4-28-08. Additionally, the accounting and performance history of the Institutional Shares of the Predecessor Fund was redesignated as that of John Hancock Rainier Growth Fund Class I.
3 Audited by previous independent registered public accounting firm.
4 Based on the average daily shares outstanding.
5 Less than $0.005 per share.
6 Not annualized.
7 Annualized.
8 Prior to the reorganization, the Fund was subject to a contractual expense reimbursement and recoupment plan.

CLASS R1 SHARES Period ended	9-30-12[1]	3-31-12	3-31-11	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$22.55	$21.14	$18.23	$12.84	$22.46
Net investment loss[3]	(0.08)	(0.17)	(0.14)	(0.11)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.08)	1.58	3.05	5.50	(9.54)
Total from investment operations	(0.16)	1.41	2.91	5.39	(9.62)
Net asset value, end of period	$22.39	$22.55	$21.14	$18.23	$12.84
Total return (%)[4]	(0.71)[5]	6.67	15.96	41.98	(42.83)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	4.63[7]	7.03	8.39	13.91	8.70[7]
Expenses net of fee waivers and credits	1.70[7]	1.70	1.72	1.78	1.64[7]
Net investment loss	(0.75)[7]	(0.86)	(0.75)	(0.65)	(0.50)[7]
Portfolio turnover (%)	46	90	90	102	101[8]

1 Six months ended 9-30-12. Unaudited.
2 The inception date for Class R1 shares is 4-28-08.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

See notes to financial statements	Semiannual report | Rainier Growth Fund	21

CLASS R2 SHARES Period ended	9-30-12[1]	3-31-12[2]

Per share operating performance

Net asset value, beginning of period	$23.27	$22.45
Net investment income (loss)[3]	(0.06)	—[4]
Net realized and unrealized gain (loss) on investments	(0.07)	0.82
Total from investment operations	(0.13)	0.82
Net asset value, end of period	$23.14	$23.27
Total return (%)[5]	(0.56)[6]	3.65[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	17.95[8]	15.96[8]
Expenses net of fee waivers and credits	1.45[8]	1.45[8]
Net investment loss	(0.50)[8]	(0.12)[8]
Portfolio turnover (%)	46	90[9]

1 Six months ended 9-30-12. Unaudited.
2 The inception date for Class R2 shares is 3-1-12.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

CLASS R3 SHARES Period ended	9-30-12[1]	3-31-12	3-31-11	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$22.65	$21.21	$18.27	$12.85	$22.46
Net investment loss[3]	(0.07)	(0.16)	(0.12)	(0.07)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.08)	1.60	3.06	5.49	(9.55)
Total from investment operations	(0.15)	1.44	2.94	5.42	(9.61)
Net asset value, end of period	$22.50	$22.65	$21.21	$18.27	$12.85
Total return (%)[4]	(0.66)[5]	6.79	16.09	42.18	(42.79)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	10.88[7]	15.86	16.72	13.68	8.57[7]
Expenses net of fee waivers and credits	1.60[7]	1.59	1.61	1.62	1.54[7]
Net investment loss	(0.65)[7]	(0.76)	(0.64)	(0.46)	(0.40)[7]
Portfolio turnover (%)	46	90	90	102	101[8]

1 Six months ended 9-30-12. Unaudited.
2 The inception date for Class R3 shares is 4-28-08.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

22	Rainier Growth Fund | Semiannual report	See notes to financial statements

CLASS R4 SHARES Period ended	9-30-12[1]	3-31-12	3-31-11	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$22.91	$21.40	$18.38	$12.88	$22.46
Net investment loss[3]	(0.03)	(0.10)	(0.06)	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.07)	1.61	3.08	5.53	(9.56)
Total from investment operations	(0.10)	1.51	3.02	5.50	(9.58)
Net asset value, end of period	$22.81	$22.91	$21.40	$18.38	$12.88
Total return (%)[4]	(0.44)[5]	7.06	16.43	42.70	(42.65)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	10.51[7]	15.46	16.45	13.33	8.26[7]
Expenses net of fee waivers and credits	1.23[7]	1.29	1.31	1.32	1.24[7]
Net investment loss	(0.28)[7]	(0.46)	(0.34)	(0.16)	(0.10)[7]
Portfolio turnover (%)	46	90	90	102	101[8]

1 Six months ended 9-30-12. Unaudited.
2 The inception date for Class R4 shares is 4-28-08.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

CLASS R5 SHARES Period ended	9-30-12[1]	3-31-12	3-31-11	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$23.16	$21.56	$18.47	$12.91	$22.46
Net investment income (loss)[3]	(0.01)	(0.03)	(0.02)	0.02	0.03
Net realized and unrealized gain (loss) on investments	(0.07)	1.63	3.12	5.54	(9.57)
Total from investment operations	(0.08)	1.60	3.10	5.56	(9.54)
Less distributions
From net investment income	—	—	(0.01)	—[4]	(0.01)
Net asset value, end of period	$23.08	$23.16	$21.56	$18.47	$12.91
Total return (%)[5]	(0.35)[6]	7.42	16.78	43.07	(42.48)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]	—[7]	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	10.14[8]	15.07	16.17	12.97	7.95[8]
Expenses net of fee waivers and credits	1.00[8]	0.99	1.01	1.02	0.94[8]
Net investment income	(0.05)[8]	(0.16)	(0.03)	0.14	0.20[8]
Portfolio turnover (%)	46	90	90	102	101[9]

1 Six months ended 9-30-12. Unaudited.
2 The inception date for Class R5 shares is 4-28-08.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

See notes to financial statements	Semiannual report | Rainier Growth Fund	23

CLASS R6 SHARES Period ended	9-30-12[1]	3-31-12[2]

Per share operating performance

Net asset value, beginning of period	$23.27	$20.01
Net investment income[3]	0.01	0.03
Net realized and unrealized gain (loss) on investments	(0.07)	3.23
Total from investment operations	(0.06)	3.26
Net asset value, end of period	$23.21	$23.27
Total return (%)[4]	(0.26)[5]	16.29[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$4	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.24[6]	1.58[6]
Expenses net of fee waivers and credits	0.86[6]	0.86[6]
Net investment income	0.09[6]	0.20[6]
Portfolio turnover (%)	46	90[7]

1 Six months ended 9-30-12. Unaudited.
2 The inception date for Class R6 shares is 9-1-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

CLASS T SHARES Period ended	9-30-12[1]	3-31-12	3-31-11	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$22.69	$21.20	$18.24	$12.86	$16.59
Net investment loss[3]	(0.04)	(0.11)	(0.09)	(0.11)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.08)	1.60	3.05	5.49	(3.68)
Total from investment operations	(0.12)	1.49	2.96	5.38	(3.73)
Net asset value, end of period	$22.57	$22.69	$21.20	$18.24	$12.86
Total return (%)[4]	(0.53)[5]	7.03	16.23	41.84	(22.48)[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	$72	$77	$83	$83	$72
Ratios (as a percentage of average net assets):
Expenses before reductions	1.33[7]	1.37	1.47	1.84	2.07[7]
Expenses net of fee waivers	1.33[7]	1.37	1.47	1.84	1.99[7]
Expenses net of fee waivers and credits	1.33[7]	1.37	1.47	1.84	1.98[7]
Net investment loss	(0.38)[7]	(0.54)	(0.50)	(0.69)	(0.74)[7]
Portfolio turnover (%)	46	90	90	102	101[8]

1 Six months ended 9-30-12. Unaudited.
2 The inception date for Class T shares is 10-6-08.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

24	Rainier Growth Fund | Semiannual report	See notes to financial statements

CLASS ADV SHARES Period ended	9-30-12[1]	3-31-12	3-31-11	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$23.05	$21.49	$18.43	$12.90	$22.46
Net investment income (loss)[3]	(0.02)	(0.06)	(0.03)	—[4]	(0.01)
Net realized and unrealized gain (loss) on investments	(0.07)	1.62	3.09	5.53	(9.55)
Total from investment operations	(0.09)	1.56	3.06	5.53	(9.56)
Net asset value, end of period	$22.96	$23.05	$21.49	$18.43	$12.90
Total return (%)	(0.39)[5,6]	7.26[5]	16.60[5]	42.87[5]	(42.56)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$18	$20	$22	$18	$17
Ratios (as a percentage of average net assets):
Expenses before reductions	1.32[7]	1.35	1.37	1.25	1.14[7]
Expenses net of fee waivers and credits	1.14[7]	1.14	1.14	1.14	1.14[7]
Net investment income (loss)	(0.19)[7]	(0.31)	(0.17)	0.01	(0.04)[7]
Portfolio turnover (%)	46	90	90	102	101[8]

1 Six months ended 9-30-12. Unaudited.
2 The inception date for Class ADV shares is 4-28-08.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

CLASS NAV SHARES Period ended	9-30-12[1]	3-31-12	3-31-11	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$23.28	$21.63	$18.51	$12.91	$22.46
Net investment income[3]	0.02	0.01	0.03	0.05	0.04
Net realized and unrealized gain (loss) on investments	(0.08)	1.64	3.11	5.55	(9.57)
Total from investment operations	(0.06)	1.65	3.14	5.60	(9.53)
Less distributions
From net investment income	—	—	(0.02)	—[4]	(0.02)
Net asset value, end of period	$23.22	$23.28	$21.63	$18.51	$12.91
Total return (%)	(0.26)[5]	7.63	17.00	43.38	(42.44)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$451	$487	$813	$708	$400
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79[6]	0.80	0.80	0.82	0.83[6]
Expenses net of fee waivers and credits	0.79[6]	0.80	0.80	0.82	0.83[6]
Net investment income	0.15[6]	0.05	0.16	0.33	0.26[6]
Portfolio turnover (%)	46	90	90	102	101[7]

1 Six months ended 9-30-12. Unaudited.
2 The inception date for Class NAV shares is 4-28-08.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

See notes to financial statements	Semiannual report | Rainier Growth Fund	25

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Rainier Growth Fund (the Fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek to maximize long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class T and Class ADV shares are closed to new investors. Class NAV shares are offered to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, printing and postage, transfer agent fees and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific

26	Rainier Growth Fund | Semiannual report

events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of September 30, 2012, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 9-30-12	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$211,882,165	$211,882,165	—	—
Consumer Staples	94,977,088	94,977,088	—	—
Energy	69,385,320	69,385,320	—	—
Financials	37,448,759	37,448,759	—	—
Health Care	151,484,400	151,484,400	—	—
Industrials	103,311,253	103,311,253	—	—
Information Technology	402,044,117	401,157,500	—	$886,617
Materials	42,256,999	42,256,999	—	—
Telecommunication
Services	20,531,764	20,531,764	—	—
Securities Lending
Collateral	121,347,595	121,347,595	—	—
Short-Term Investments	18,589,000	—	$18,589,000	—

Total Investments in
Securities	$1,273,258,460	$1,253,782,843	$18,589,000	$886,617

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, which has a floating net asset value (NAV) and invests in short term investments as part of the securities lending program, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral and through securities lending provider indemnification, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value or possible loss of rights

Semiannual report | Rainier Growth Fund	27

in the collateral should the borrower fail financially. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Foreign taxes. The Fund may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which it invests. Taxes are accrued based upon net investment income, net realized gains or net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended September 30, 2012 were $1,688. For the six months ended September 30, 2012, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $154,254,966 available to offset future net realized capital gains as of March 31, 2012. The following details the capital loss carryforward available as of March 31, 2012:

CAPITAL LOSS CARRYFORWARD EXPIRING AT MARCH 31
2016	2017	2018

$17,658,687	$20,700,267	$115,896,012

28	Rainier Growth Fund | Semiannual report

Availability of a certain amount of the loss carryforward, which was acquired in a merger, may be limited in a given year.

As of March 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, expiration of capital loss carryforward, wash sale loss deferrals and litigation proceeds.

New accounting pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. ASU 2011-11 may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser based on aggregate net assets of the Fund and John Hancock Growth Equity Trust (Growth Equity). Growth Equity is a series of John Hancock Variable Insurance Trust (JHVIT), an affiliate of the Fund, managed by the Adviser. The management fee is equivalent, on an annual basis, to the sum of: (a) 0.730% of the first $3,000,000,000 of the Fund’s aggregate net assets; (b) 0.725% of the next $3,000,000,000;

Semiannual report | Rainier Growth Fund	29

and (c) 0.700% of the Fund’s aggregate net assets in excess of $6,000,000,000. The Adviser has a subadvisory agreement with Rainier Investment Management, Inc. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed to reimburse or limit certain expenses for each share class of the Fund. This agreement excludes certain expenses such as taxes, portfolio brokerage commissions, interest expense, litigation and indemnification expenses, shareholder services fees and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or expense reimbursements are such that these expenses will not exceed 1.35%, 2.10%, 2.10%, 1.70%, 1.45%, 1.60%, 1.20%, 1.00%, 0.86%, 1.40% and 1.14% for Class A, Class B, Class C, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class T and Class ADV shares, respectively. The fee waivers and/or expense reimbursements will continue in effect until June 30, 2013, unless renewed by mutual agreement of the fund and the adviser base upon a determination that this is appropriate under the circumstances at the time. Prior to July 1, 2012, the fee waivers and/or reimbursements were such that the above expenses would not exceed 1.04% and 1.30% for Class I and Class R4 shares, respectively, and the limits for the remainder of the share classes above were unchanged.

For the six months ended September 30, 2012, expense reductions amounted to the following:

EXPENSE
CLASS	REDUCTIONS

Class A	—
Class B	—
Class C	—
Class I	—
Class R1	$4,187
Class R2	8,244
Class R3	4,509
Class R4	4,531
Class R5	4,555
Class R6	7,469
Class T	—
Class ADV	16,610
Total	$50,105

The investment management fees, including the impact of the waivers and expense reimbursements described above, incurred for the six months ended September 30, 2012 were equivalent to a net annual effective rate of 0.729% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended September 30, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3, Class R4, Class T and Class ADV shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1 and Class R2 shares, the Fund pays for certain other services. The Fund pays the following contractual rates of distribution fees and may pay up to

30	Rainier Growth Fund | Semiannual report

the following contractual rates of service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares. Currently, only 0.25% is charged to Class A shares for 12b-1 fees.

CLASS	12b–1 FEE	SERVICE FEE

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class T	0.30%	—
Class ADV	0.25%	—

The Fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees of Class R4 shares. This expense limitation agreement will remain in effect through June 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Reimbursements related to this contractual waiver amounted to $33 for the six months ended September 30, 2012.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $98,899 for the six months ended September 30, 2012. Of this amount, $14,899 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $72,204 was paid as sales commissions to broker-dealers and $11,796 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to reimburse the Distributor for commissions paid in connection with the sale of these shares. During the six months ended September 30, 2012, CDSCs received by the Distributor amounted to $15,867 and $399 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Semiannual report | Rainier Growth Fund	31

Class level expenses. Class level expenses for the six months ended September 30, 2012 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$433,380	$336,048	$7,367	$22,403
Class B	114,100	22,124	4,775	1,036
Class C	91,284	17,697	4,784	2,263
Class I	—	110,981	6,013	4,877
Class R1	771	41	4,512	160
Class R2	125	14	8,417	15
Class R3	243	14	4,542	101
Class R4	123	14	4,542	101
Class R5	—	14	4,542	101
Class R6	—	570	7,605	595
Class T	108,573	70,160	3,626	10,432
Class ADV	22,722	17,623	5,680	2,010
Total	$771,321	$575,300	$66,405	$44,094

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended September 30, 2012 and for the year ended March 31, 2012 were as follows:

	Six months ended 9-30-12		Year ended 3-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,121,902	$24,696,670	2,982,111	$60,697,246
Repurchased	(1,673,503)	(36,841,478)	(6,197,404)	(126,529,063)

Net decrease	(551,601)	($12,144,808)	(3,215,293)	($65,831,817)

Class B shares

Sold	61,640	$1,319,617	155,579	$3,179,748
Repurchased	(176,533)	(3,763,849)	(484,924)	(9,781,399)

Net decrease	(114,893)	($2,444,232)	(329,345)	($6,601,651)

Class C shares

Sold	17,139	$367,391	48,801	$987,160
Repurchased	(89,330)	(1,894,844)	(200,676)	(4,023,972)

Net decrease	(72,191)	($1,527,453)	(151,875)	($3,036,812)

Class I shares

Sold	880,221	$19,821,800	3,692,205	$79,386,454
Repurchased	(3,166,245)	(72,143,818)	(3,646,337)	(75,657,265)

Net increase (decrease)	(2,286,024)	($52,322,018)	45,868	$3,729,189

32	Rainier Growth Fund | Semiannual report

	Six months ended 9-30-12		Year ended 3-31-12
	Shares	Amount	Shares	Amount
Class R1 shares

Sold	1,107	$24,317	1,655	$34,233
Repurchased	(100)	(2,233)	(120)	(2,418)

Net increase	1,007	$22,084	1,535	$31,815

Class R2 shares[1]

Sold	—	—	4,454	$100,000

Net increase	—	—	4,454	$100,000

Class R6 shares[2]

Sold	1,530	$33,200	201,117	$4,115,663
Repurchased	(4,757)	(110,000)	(20,943)	(463,792)

Net increase (decrease)	(3,227)	($76,800)	180,174	$3,651,871

Class T shares

Sold	23,759	$515,641	59,064	$1,198,635
Repurchased	(220,227)	(4,816,446)	(588,255)	(12,008,541)

Net decrease	(196,468)	($4,300,805)	(529,191)	($10,809,906)

Class ADV shares

Sold	27,307	$613,054	307,836	$6,173,627
Repurchased	(132,653)	(2,973,549)	(454,933)	(9,293,059)

Net decrease	(105,346)	($2,360,495)	(147,097)	($3,119,432)

Class NAV shares

Sold	3,909,390	$89,552,019	553,245	$11,322,437
Repurchased	(5,429,780)	(118,883,454)	(17,225,950)	(351,544,079)

Net decrease	(1,520,390)	($29,331,435)	(16,672,705)	($340,221,642)

Net decrease	(4,849,133)	($104,485,962)	(20,813,475)	($422,108,385)

1 The inception date for Class R2 shares is 3-31-12.

2 The inception date for Class R6 shares is 9-1-11.

There were no Fund share transactions for the six months ended September 30, 2012 and for the year ended March 31, 2012 for Class R3, Class R4 and Class R5 shares.

Affiliates of the Fund owned 66%, 100%, 100%, 100%, 100% and 100% of shares of beneficial interest of Class R1, Class R2, Class R3, Class R4, Class R5 and Class NAV shares, respectively, on September 30, 2012.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $531,732,139 and $635,511,835, respectively, for the six months ended September 30, 2012.

Semiannual report | Rainier Growth Fund	33

Note 7 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. For the six months ended September 30, 2012, the following funds had an affiliate ownership concentration of 5% or more of the Fund’s net assets:

FUND	AFFILIATE CONCENTRATION

John Hancock Lifestyle Aggressive Portfolio	6.3%
John Hancock Lifestyle Balanced Portfolio	13.3%
John Hancock Lifestyle Growth Portfolio	16.8%

34	Rainier Growth Fund | Semiannual report

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Rainier Growth Fund (the Fund), a series of John Hancock Funds III, met in-person on May 6–8, and June 3–5, 2012 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) between the Adviser and Rainier Investment Management, Inc. (the Subadviser) on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

On June 3–5, 2012, the Board consisted of nine individuals, seven of whom were Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairman. On June 3–5, 2012, the Board had four standing committees that were composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts & Operations Committee. Additionally, on June 3–5, 2012, Investment Performance Committees A and B were standing committees of the Board composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee B was responsible for overseeing and monitoring matters relating to the investment performance of the Fund. The Board also designated an Independent Trustee as Vice Chairman to serve in the absence of the Chairman. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 6–8, 2012 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Lipper, a Thomson Reuters company (Lipper), on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a “Category” and a subset of the Category referred to as the “Expense Group”, each as determined by Lipper, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Expense Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser or Subadviser or their affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as

Semiannual report | Rainier Growth Fund	35

institutional clients and other investment companies, having similar investment mandates, as well as the performance of those other clients and a comparison of the services provided to those other clients and the services provided to the Fund; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 6–8, 2012, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 6–8, 2012 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 3–5, 2012, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement and the Subadvisory Agreement, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s investment manager analytical capabilities, market and economic knowledge and execution of its Subadviser oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the Adviser’s and its affiliates’ policies and procedures for assuring compliance with applicable laws and regulations.

36	Rainier Growth Fund | Semiannual report

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by the Adviser, which analyzed various factors that may affect the Lipper rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Lipper Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Lipper to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2012 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

Set forth below is the performance of the Fund over certain time periods ended December 31, 2011 and that of its Category average and benchmark index over the same periods:

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

Rainier Growth Fund Class A Shares	–4.45%	13.62%	–0.15%	2.74%
Large-Cap Growth Category Average	–1.85%	15.43%	1.00%	1.95%
Russell 1000 Growth TR Index	2.64%	18.02%	2.50%	2.60%

The Board noted that the Fund had underperformed its Category’s average performance and its benchmark index’s performance over the one-, three- and five-year periods, but outperformed its Category’s average performance and its benchmark index’s performance over the ten-year period. The Board concluded that the steps the Adviser and Subadviser were taking had not yet resulted in outperformance. The Board was informed that the growth momentum investment style of the Fund affected the Fund’s performance. The Board noted the Fund’s recent performance improvement which the Board would continue to monitor.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Expense Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including other registered investment companies, institutional investors and separate accounts.

Semiannual report | Rainier Growth Fund	37

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Expense Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and, if different, the Fund’s total operating expense ratio after taking into account any fee waiver or expense waiver agreement by the Adviser (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Expense Group median.

The Board noted that the Fund’s advisory fee ratio was six basis points above the Expense Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s 2011 financial statements in relation with the Fund’s Expense Group median provided by Lipper in April 2012:

	FUND — CLASS A	EXPENSE GROUP MEDIAN

Advisory Fee Ratio	0.75%	0.69%
Gross Expense Ratio	1.25%	1.24%
Net Expense Ratio	1.25%	1.21%

The Board viewed favorably the Adviser’s and the Subadviser’s agreement to lower the advisory and subadvisory fee rates, respectively, by two basis points at the first breakpoint tier. The Board also viewed favorably the Adviser’s contractual agreement to waive all or a portion of its advisory fees and to reimburse or pay operating expenses to the extent necessary to maintain the Fund’s expense ratio at 1.35% for Class A shares (and at varying levels for other classes), excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, until June 30, 2013. The Board favorably considered the impact of these lower fee rates and this contractual agreement toward lowering the Fund’s Gross Expense Ratio.

The Board received and reviewed statements relating to the Adviser’s financial condition and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services under the Advisory Agreement, as well as from other relationships between the Fund and the Adviser and its affiliates. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2011 compared to available aggregate profitability data provided for the year ended December 31, 2010. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

The Board also considered a comparison of the Adviser’s profitability to that of a limited number of other investment advisers whose profitability information is publicly available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is limited.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the subadvisory fee under the Subadvisory Agreement had been negotiated by the Adviser and the Subadviser on an arm’s-length basis. For this reason, the Subadviser’s separate profitability from its relationship with the Fund was not a factor in determining whether to renew the Subadvisory Agreement. In evaluating overall fees for investment management, the Board recognized the inherently higher cost structure of subadvised funds.

38	Rainier Growth Fund | Semiannual report

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and, in the case of the Adviser, the engagement of its affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement and the Subadvisory Agreement each for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their ongoing regular review of Fund performance and operations throughout the year.

Semiannual report | Rainier Growth Fund	39

More information

Trustees	Investment adviser
Steven R. Pruchansky,* Chairman	John Hancock Investment Management
William H. Cunningham	Services, LLC
Deborah C. Jackson
Hugh McHaffie†	Subadviser
Dr. John A. Moore,* Vice Chairman	Rainier Investment Management, Inc.
Gregory A. Russo*
John G. Vrysen†	Principal distributor
John Hancock Funds, LLC
Officers
Hugh McHaffie	Custodian
President	State Street Bank and Trust Company

Andrew G. Arnott	Transfer agent
Executive Vice President	John Hancock Signature Services, Inc.

Thomas M. Kinzler	Legal counsel
Secretary and Chief Legal Officer	K&L Gates LLP

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

40	Rainier Growth Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Rainier Growth Fund.	334SA 9/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	11/12

John Hancock

# Leveraged Companies Fund

**Semiannual Report**
9.30.12

John Hancock Leveraged Companies Fund

Table of Contents

Your expenses	Page 3
Portfolio summary	Page 4
Portfolio of investments	Page 5
Financial statements	Page 9
Financial highlights	Page 12
Notes to financial statements	Page 16
More information	Page 29

Leveraged Companies Fund Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

• Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

• Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2012 with the same investment held until September 30, 2012.

	Account value	Ending value	Expenses paid during
	on 4-1-12	on 9-30-12	period ended 9-30-12[1]

Class A	$1,000.00	$1,006.90	$6.79

Class B	1,000.00	1,002.90	10.29

Class C	1,000.00	1,003.90	10.30

Class I	1,000.00	1,008.80	4.99

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2012 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

[ My account value $8,600.00 / $1,000.00 = 8.6 ] x $[ “expenses paid” from table ] = My actual expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on April 1, 2012, with the same investment held until September 30, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 4-1-12	on 9-30-12	period ended 9-30-12[1]

Class A	$1,000.00	$1,018.30	$6.83

Class B	1,000.00	1,014.80	10.35

Class C	1,000.00	1,014.80	10.35

Class I	1,000.00	1,020.10	5.01

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.35%, 2.05%, 2.05% and 0.99% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

3

Leveraged Companies Fund
Portfolio Summary
As of 9-30-12

Top 10 Holdings (42.0% of Net Assets on 9-30-12)[1,2]
Greektown Superholdings, Inc., Series A (Preferred)	7.8%
Sirius XM Radio, Inc.	5.4%
Beazer Homes USA, Inc.	4.9%
Cablevision Systems Corp., Class A	4.3%
Air Canada	4.3%
SBA Communications Corp., Class A	3.8%
United Continental Holdings, Inc.	3.6%
Rock-Tenn Company, Class A	2.8%
TAL International Group, Inc.	2.6%
Chesapeake Energy Corp.	2.5%

Sector Composition[1,3]
Consumer Discretionary	48.9%
Industrials	17.0%
Materials	15.5%
Energy	6.5%
Financials	4.3%
Telecommunication Services	4.1%
Consumer Staples	1.7%
Health Care	0.5%
Short-Term Investments & Other	1.5%

Portfolio Composition[1]
Common Stocks	85.9%
Preferred Securities	8.5%
Investment Companies	1.9%
Convertible Bonds	1.5%
Warrants	0.7%
Short-Term Investments & Other	1.5%

1As a percentage of net assets.
2Cash and cash equivalents are not included in Top 10 Holdings.
3Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

4

Leveraged Companies Fund
As of 9-30-12 (Unaudited)

	Shares	Value

Common Stocks 85.9%		$1,237,770

(Cost $1,041,870)

Consumer Discretionary 38.4%		553,570

Auto Components 8.7%
Autoliv, Inc.	150	9,296
Dana Holding Corp.	765	9,410
Exide Technologies (I)	4,570	14,167
Federal-Mogul Corp. (I)	800	7,320
Lear Corp.	740	27,965
Tenneco, Inc. (I)	964	26,992
TRW Automotive Holdings Corp. (I)	700	30,597

Automobiles 2.2%
Ford Motor Company	195	1,923
General Motors Company (I)	1,300	29,575

Hotels, Restaurants & Leisure 0.8%
Greektown Superholdings, Inc. (I)	92	4,731
The Wendy's Company (L)	1,285	5,847
Trump Entertainment Resorts, Inc. (I)	260	910

Household Durables 6.4%
Beazer Homes USA, Inc. (I)(L)	19,825	70,379
Standard Pacific Corp. (I)(L)	3,300	22,308

Internet & Catalog Retail 0.2%
Liberty Interactive Corp., Series A (I)	135	2,498
Liberty Ventures, Series A (I)	7	335

Media 20.1%
AMC Networks, Inc., Class A (I)	302	13,143
Cablevision Systems Corp., Class A	3,883	61,546
Canadian Satellite Radio Holdings, Inc., Class A (I)	5,441	23,522
CC Media Holdings, Inc. (I)	900	2,079
Charter Communications, Inc., Class A (I)	100	7,507
Cinemark Holdings, Inc.	100	2,243
DISH Network Corp., Class A	993	30,396
Liberty Media Corp. - Liberty Capital, Series A (I)	66	6,875
LIN TV Corp., Class A (I)	3,500	15,400
Sinclair Broadcast Group, Inc., Class A	3,056	34,258
Sirius XM Radio, Inc. (I)	30,037	78,089
Time Warner Cable, Inc.	150	14,259

Consumer Staples 1.7%		24,639

Food & Staples Retailing 0.9%
Rite Aid Corp. (I)	10,800	12,636

Household Products 0.8%
Spectrum Brands Holdings, Inc. (I)	300	12,003

Energy 6.5%		94,246

Energy Equipment & Services 1.7%
Vantage Drilling Company (I)	13,705	25,217

Oil, Gas & Consumable Fuels 4.8%
Arch Coal, Inc.	3,400	21,522
Chesapeake Energy Corp. (L)	1,930	36,419
Pacific Coast Oil Trust	200	3,630
SandRidge Energy, Inc. (I)	1,070	7,458

See notes to financial statements

5

Leveraged Companies Fund
As of 9-30-12 (Unaudited)

	Shares	Value

Financials 2.2%		$32,049

Capital Markets 1.4%
Solar Senior Capital, Ltd.	506	9,062
Tetragon Financial Group, Ltd.	1,391	11,893

Consumer Finance 0.6%
Discover Financial Services	215	8,542

Diversified Financial Services 0.2%
Citigroup, Inc.	78	2,552

Health Care 0.5%		6,627

Health Care Equipment & Supplies 0.5%
Alere, Inc. (I)	340	6,627

Industrials 17.0%		244,363

Aerospace & Defense 0.5%
Kratos Defense & Security Solutions, Inc. (I)	1,300	7,592

Airlines 7.8%
Air Canada (I)	47,422	61,261
United Continental Holdings, Inc. (I)(L)	2,625	51,188

Building Products 3.0%
Masco Corp.	1,060	15,953
USG Corp. (I)(L)	1,209	26,538

Road & Rail 2.7%
CSX Corp.	1,517	31,478
Union Pacific Corp.	65	7,716

Trading Companies & Distributors 3.0%
TAL International Group, Inc. (L)	1,120	38,058
United Rentals, Inc. (I)(L)	140	4,579

Materials 15.5%		223,135

Chemicals 3.7%
American Pacific Corp. (I)	940	11,195
CF Industries Holdings, Inc.	40	8,890
Huntsman Corp.	525	7,838
LyondellBasell Industries NV, Class A	475	24,539

Construction Materials 1.8%
Eagle Materials, Inc. (L)	555	25,674

Containers & Packaging 5.5%
Ball Corp.	345	14,597
Crown Holdings, Inc. (I)	400	14,700
Rock-Tenn Company, Class A	568	40,998
Sealed Air Corp.	600	9,276

Metals & Mining 1.6%
Thompson Creek Metals Company, Inc. (I)(L)	8,230	23,456

Paper & Forest Products 2.9%
Domtar Corp.	295	23,096
Sappi, Ltd., ADR (I)	6,600	18,876

Telecommunication Services 4.1%		59,141

Diversified Telecommunication Services 0.2%
American Tower Corp.	40	2,856

See notes to financial statements

6

Leveraged Companies Fund
As of 9-30-12 (Unaudited)

			Shares	Value
Telecommunication Services (continued)

Wireless Telecommunication Services 3.9%
Leap Wireless International, Inc. (I)			275	$1,876
SBA Communications Corp., Class A (I)(L)			865	54,409

Preferred Securities 8.5%				$121,899

(Cost $168,371)

Consumer Discretionary 8.3%				119,948

Auto Components 0.4%
The Goodyear Tire & Rubber Company, 5.875%			126	5,565

Automobiles 0.1%
General Motors Company, Series B, 4.750%			55	2,050

Hotels, Restaurants & Leisure 7.8%
Greektown Superholdings, Inc., Series A			1,563	112,333

Financials 0.2%				1,951

Diversified Financial Services 0.2%
2010 Swift Mandatory Common Exchange Security Trust, 6.000%
(S)			225	1,951

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 0.0%				$63

(Cost $28,494)

Consumer Discretionary 0.0%				63

Hotels, Restaurants & Leisure 0.0%
Fontainebleau Las Vegas Holdings LLC (H)(S)	10.250	06/15/15	$100,000	63

Convertible Bonds 1.5%				$21,954

(Cost $12,284)

Consumer Discretionary 1.5%				21,954

Media 1.5%
XM Satellite Radio, Inc. (S)	7.000	12/01/14	14,000	21,954

Escrow Certificates 0.0%				$0

(Cost $0)

SuperMedia, Inc. (I)	8.000	11/15/16	115,000	0

			Shares	Value

Investment Companies 1.9%				$27,686

(Cost $16,593)

AP Alternative Assets LP (I)			350	4,461
ProShares Ultra Dow 30			315	23,225

Rights 0.0%				$41

(Cost $22)

Liberty Ventures (Expiration Date: 10/09/2012, Strike Price: $35.99) (I)			3	41

See notes to financial statements

7

Leveraged Companies Fund
As of 9-30-12 (Unaudited)

		Shares	Value

Warrants 0.7%			$10,601

(Cost $66,398)

Ford Motor Company (Expiration Date: 01/01/2013; Strike Price: $9.20) (I)		9,600	9,888
American International Group, Inc. (Expiration Date: 01/19/2021; Strike Price: $45.00)
(I)		53	713

	Yield (%)	Shares	Value

Securities Lending Collateral 20.6%			$297,313

(Cost $297,308)

John Hancock Collateral Investment Trust (W)	0.3462 (Y)	29,706	297,313

Total investments (Cost $1,631,340)† 119.1%			$1,717,327

Other assets and liabilities, net (19.1%)			($275,928)

Total net assets 100.0%			$1,441,399

The percentage shown for each investment category is the total value that the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 9-30-12.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 9-30-12.

† At 9-30-12, the aggregate cost of investment securities for federal income tax purposes was $1,631,212. Net unrealized appreciation aggregated $86,115, of which $261,393 related to appreciated investment securities and $175,278 related to depreciated investment securities.

See notes to financial statements

8

Leveraged Companies Fund

Statement of Assets and Liabilities — 9-30-12 (Unaudited)

Assets

Investments in unaffiliated issuers, at value
(Cost $1,334,032 including $290,082 of
securities loaned)	$1,420,014
Investments in affiliated issuers, at value (Cost
$297,308)	297,313

Total investments, at value (Cost $1,631,340)	1,717,327

Cash	7,738
Receivable for investments sold	32,762
Dividends and interest receivable	768
Receivable for securities lending income	106
Receivable due from adviser	7,569
Other receivables and prepaid expenses	53

Total assets	1,766,323

Liabilities

Payable upon return of securities loaned	297,275
Payable to affiliates
Accounting and legal services fees	69
Transfer agent fees	187
Trustees' fees	15
Other liabilities and accrued expenses	27,378

Total liabilities	324,924

Net assets

Paid-in capital	$1,445,084
Undistributed net investment income	1,696
Accumulated net realized gain (loss) on
investments and foreign currency transactions	(91,368)
Net unrealized appreciation (depreciation) on
investments	85,987

Net assets	$1,441,399

Net asset value per share

Based on net asset values and shares
outstanding-the Fund has an unlimited number
of shares authorized with no par value
Class A ($304,901 ÷ 29,729 shares)	$10.26
Class B ($295,616 ÷ 28,960 shares)[1]	$10.21
Class C ($295,601 ÷ 28,961 shares)[1]	$10.21
Class I ($545,281÷ 52,982 shares)	$10.29

Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.80

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

9

Leveraged Companies Fund

Statement of Operations — for the period ended 9-30-12 (Unaudited)

Investment income

Dividends	$8,395
Interest	1,270
Securities lending	827
Less foreign taxes withheld	(102)

Total investment income	10,390

Expenses

Investment management fees	5,128
Distribution and service fees	3,225
Accounting and legal services fees	133
Transfer agent fees	1,099
Trustees' fees	41
Professional fees	24,368
Custodian fees	6,821
Registration and filing fees	6,717
Other	4,104

Total expenses	51,636

Less expense reductions	(41,389)

Net expenses	10,247

Net investment income	143

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	139,293
Investments in affiliated issuers	5
Foreign currency transactions	(16)
139,282

Change in net unrealized appreciation
(depreciation) of
Investments in unaffiliated issuers	(134,224)
Investments in affiliated issuers	(4)
(134,228)

Net realized and unrealized gain	5,054

Increase in net assets from operations	$5,197

See notes to financial statements.

10

Leveraged Companies Fund

Statements of Changes in Net Assets

	Leveraged Companies Fund

	Six months
	ended	Year ended
	9/30/12	3/31/12
	(Unaudited)
Increase (decrease) in net assets

From operations
Net investment income	$143	$8,436
Net realized gain (loss)	139,282	(207,749)
Change in net unrealized appreciation
(depreciation)	(134,228)	(19,108)

Increase (decrease) in net assets resulting
from operations	5,197	(218,421)

Distributions to shareholders
From net investment income
Class A	—	(3,546)
Class B	—	(1,329)
Class C	—	(1,329)
Class I	—	(10,214)
Total distributions	—	(16,418)

From Fund share transactions	(9,992)	(84,123)

Total decrease	(4,795)	(318,962)

Net assets

Beginning of period	1,446,194	1,765,156

End of period	$1,441,399	$1,446,194

Undistributed net investment income	$1,696	$1,553

See notes to financial statements.

11

Leveraged Companies Fund
Financial Highlights

Class A Shares

Period ended
	9-30-12[1]	3-31-12	3-31-11	3-31-10	3-31-09[2]
Per share operating performance

Net asset value, beginning of period	$10.21	$11.68	$10.78	$4.19	$10.00
Net investment income[3]	0.01	0.07	0.12	0.29	0.33
Net realized and unrealized gain (loss) on
investments	0.04	(1.42)	1.19	7.00	(5.83)

Total from investment operations	0.05	(1.35)	1.31	7.29	(5.50)

Less distributions
From net investment income	—	(0.12)	(0.12)	(0.54)	(0.31)
From net realized gain	—	—	(0.29)	(0.16)	—

Total distributions	—	(0.12)	(0.41)	(0.70)	(0.31)

Net asset value, end of period	$10.26	$10.21	$11.68	$10.78	$4.19

Total return (%)[4,5]	0.49[6]	(11.33)	12.09	177.42	(55.97)[6]

Ratios and supplemental data

Net assets, end of period (in thousands)	$304	$303	$342	$305	$110
Ratios (as a percentage of average net
assets):
Expenses before reductions	7.41[7]	6.92	7.43	10.56	13.91[7]
Expenses net of fee waivers	1.35[7]	1.35	1.35	1.41	1.21[7]
Expenses net of fee waivers and credits	1.35[7]	1.35	1.35	1.35	1.21[7]
Net investment income	0.17[7]	0.66	1.07	3.63	4.87[7]
Portfolio turnover (%)	27	49	34	83	18

1 Six months ended 9-30-12. Unaudited.
2 The inception date for Class A shares is 5-1-08.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.

See notes to financial statements

12

Leveraged Companies Fund
Financial Highlights

Class B Shares

Period ended
	9-30-12[1]	3-31-12	3-31-11	3-31-10	3-31-09[2]
Per share operating performance

Net asset value, beginning of period	$10.20	$11.65	$10.76	$4.19	$10.00
Net investment income (loss) [3]	(0.03)	— [4]	0.04	0.23	0.28
Net realized and unrealized gain (loss) on
investments	0.04	(1.40)	1.19	6.99	(5.82)

Total from investment operations	0.01	(1.40)	1.23	7.22	(5.54)

Less distributions
From net investment income	—	(0.05)	(0.05)	(0.49)	(0.27)
From net realized gain	—	—	(0.29)	(0.16)	—
Total distributions	—	(0.05)	(0.34)	(0.65)	(0.27)

Net asset value, end of period	$10.21	$10.20	$11.65	$10.76	$4.19

Total return (%)[5,6]	0.10[7]	(11.97)	11.33	175.60	(56.26)[7]

Ratios and supplemental data

Net assets, end of period (in thousands)	$296	$295	$335	$301	$109
Ratios (as a percentage of average net
assets):
Expenses before reductions	8.11[8]	7.62	8.13	11.27	14.58[8]
Expenses net of fee waivers	2.05[8]	2.05	2.05	2.11	1.91[8]
Expenses net of fee waivers and credits	2.05[8]	2.05	2.05	2.05	1.91[8]
Net investment income (loss)	(0.53)[8]	(0.04)	0.37	2.93	4.16[8]
Portfolio turnover (%)	27	49	34	83	18

1 Six months ended 9-30-12. Unaudited.
2 The inception date for Class B shares is 5-1-08.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Not annualized.
8 Annualized.

See notes to financial statements

13

Leveraged Companies Fund
Financial Highlights

Class C Shares

Period ended
	9-30-12[1]	3-31-12	3-31-11	3-31-10	3-31-09[2]
Per share operating performance

Net asset value, beginning of period	$10.19	$11.65	$10.76	$4.19	$10.00

Net investment income (loss) [3]	(0.03)	— [4]	0.04	0.23	0.28
Net realized and unrealized gain (loss) on
investments	0.05	(1.41)	1.19	6.99	(5.82)

Total from investment operations	0.02	(1.41)	1.23	7.22	(5.54)

Less distributions
From net investment income	—	(0.05)	(0.05)	(0.49)	(0.27)
From net realized gain	—	—	(0.29)	(0.16)	—

Total distributions	—	(0.05)	(0.34)	(0.65)	(0.27)

Net asset value, end of period	$10.21	$10.19	$11.65	$10.76	$4.19

Total return (%)[5,6]	0.20[7]	(12.05)	11.33	175.60	(56.26)[7]

Ratios and supplemental data

Net assets, end of period (in thousands)	$296	$295	$335	$301	$109
Ratios (as a percentage of average net
assets):
Expenses before reductions	8.11[8]	7.62	8.13	11.27	14.59[8]
Expenses net of fee waivers	2.05[8]	2.05	2.05	2.11	1.91[8]
Expenses net of fee waivers and credits	2.05[8]	2.05	2.05	2.05	1.91[8]
Net investment income (loss)	(0.53)[8]	(0.04)	0.37	2.93	4.16[8]
Portfolio turnover (%)	27	49	34	83	18

1 Six months ended 9-30-12. Unaudited.
2 The inception date for Class C shares is 5-1-08.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Not annualized.
8 Annualized.

See notes to financial statements

14

Leveraged Companies Fund
Financial Highlights

Class I Shares

Period ended
	9-30-12[1]	3-31-12	3-31-11	3-31-10	3-31-09[2]
Per share operating performance

Net asset value, beginning of period	$10.22	$11.71	$10.79	$4.19	$10.00
Net investment income[3]	0.03	0.11	0.17	0.32	0.35
Net realized and unrealized gain (loss) on
investments	0.04	(1.44)	1.20	7.00	(5.83)

Total from investment operations	0.07	(1.33)	1.37	7.32	(5.48)

Less distributions
From net investment income	—	(0.16)	(0.16)	(0.56)	(0.33)
From net realized gain	—	—	(0.29)	(0.16)	—

Total distributions	—	(0.16)	(0.45)	(0.72)	(0.33)

Net asset value, end of period	$10.29	$10.22	$11.71	$10.79	$4.19

Total return (%)[4]	0.68[5]	(11.07)	12.66	178.23	(55.85)[5]

Ratios and supplemental data

Net assets, end of period (in thousands)	$545	$552	$752	$433	$111
Ratios (as a percentage of average net
assets):
Expenses before reductions	7.03[6]	6.42	7.03	9.14	13.62[6]
Expenses net of fee waivers	0.99[6]	0.95	0.93	1.09	0.90[6]
Expenses net of fee waivers and credits	0.99[6]	0.95	0.93	1.04	0.90[6]
Net investment income	0.53[6]	1.09	1.48	4.01	5.18[6]
Portfolio turnover (%)	27	49	34	83	18

1 Six months ended 9-30-12. Unaudited.
2 The inception date for Class I shares is 5-1-08.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.

See notes to financial statements

15

Leveraged Companies Fund
Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Leveraged Companies Fund (the Fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 - Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or

16

methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of September 30, 2012, by major security category or type:

	Total		Level 2	Level 3
	Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Observable
	9-30-12	Price	Inputs	Inputs

Common Stocks	$1,237,770	$1,220,236	$12,803	$4,731
Preferred Securities	121,899	7,615	1,951	112,333
Corporate Bonds	63	—	63	—
Convertible Bonds	21,954	—	21,954	—
Investment Companies	27,686	27,686	—	—
Rights	41	41	—	—
Warrants	10,601	10,601	—	—
Securities Lending Collateral	297,313	297,313	—	—

Total Investments in Securities	$1,717,327	$1,563,492	$36,771	$117,064

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

Investment in Securities	Common	Preferred
	Stocks	Securities	Total

Balance as of 3-31-12	$5,120	$127,416	$132,536
Realized gain (loss)	—	—	—
Change in unrealized appreciation
(depreciation)	131	(15,083)	($14,952)
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	(520)	—	($520)
Balance as of 9-30-12	$4,731	$112,333	$117,064
Change in unrealized at period end*	$131	($15,083)	($14,952)

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

17

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Fund’s Level 3 securities are outlined in the table below:

	Fair Value at	Valuation	Unobservable
	9-30-12	Technique	Inputs	Input

Common Stock	$4,731	Market Approach	EBITDA multiple	7.45x
			Discount for lack of marketablility	10%

Preferred Securities	$112,333	Market Approach	EBITDA multiple	7.45x
			Discount for lack of marketablility	10%

Increases/decreases in earnings before interest, taxes, depreciation and amortization (EBITDA) multiples may result in increases/decreases in security valuation. Increases/decreases in discounts for lack of marketability may result in decreases/increases in security valuation.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, which has a floating net asset value (NAV) and invests in short term investments as part of the securities lending program, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral and through securities lending provider indemnification, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value or possible loss of rights in the collateral should the borrower fail financially. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of

18

securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended September 31, 2012 were $587. For the six months ended September 30, 2012, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of March 31, 2012, the Fund has $43,585 of long-term capital loss carryforward available to offset future net realized capital gains.

As of March 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

19

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to partnerships.

New accounting pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. ASU 2011-11 may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Note 3 - Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 – Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.750% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.725% of the next $500,000,000 of the Fund’s average daily net assets; and (c) 0.700% of the Fund’s average daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has voluntarily agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.35%, 2.05%, 2.05% and 0.99% for Class A, Class B, Class C and Class I shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. This voluntary expense reimbursement can be terminated at any time by the Adviser on notice to the Fund. Accordingly, these expense reductions amounted to $8,719, $8,468, $8,468 and $15,734 for Class A, Class B, Class C and Class I shares, respectively, for the six months ended September 30, 2012.

The investment management fees, including the impact of the waivers and/or reimbursements described above, incurred for the six months ended September 30, 2012 were equivalent to a net annual effective rate of 0.00% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic

20

reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended September 30, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund pays the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b-1 FEES

Class A	0.30%

Class B	1.00%

Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges. For the six months ended September 30, 2012, there were no up-front sales charges received by the Distributor with regard to sales of Class A shares.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2012, there were no CDCSs received by the Distributor for Class B or Class C shares.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended September 30, 2012 were:

CLASS	DISTRIBUTION AND SERVICE FEES	TRANSFER AGENT FEES

Class A	$431	$279

Class B	1,397	271

Class C	1,397	271

Class I	-	278

Total	$3,225	$1,099

21

There were no class level state registration fees or printing and postage, for the six months ended September 30, 2012.

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates - Trustees' fees, respectively, in the accompanying Statement of assets and liabilities.

Note 5 - Fund share transactions

Transactions in Fund shares for the six months ended September 30, 2012 and the year ended March 31, 2012 were as follows:

	Six months ended		Year ended
	9-30-12		3-31-12

	Shares	Amount	Shares	Amount
Class A shares
Distributions reinvested	—	—	422	$3,546
Class B shares
Distributions reinvested	—	—	158	$1,329
Class C shares
Distributions reinvested	—	—	158	$1,329
Class I shares
Distributions reinvested	—	—	1,006	$8,453
Repurchased	(1,024)	($9,992)	(11,221)	(98,780)

Net decrease	(1,024)	($9,992)	(10,215)	($90,327)

Net decrease	(1,024)	($9,992)	(9,477)	($84,123)

Affiliates of the Fund owned 100% of shares of beneficial interest of the Fund on September 30, 2012.

Note 6 - Purchase and sale of securities,

Purchases and sales of securities, other than short-term securities, aggregated $371,782 and $418,616, respectively, for the six months ended September 30, 2012.

22

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement: John Hancock Leveraged Companies Fund

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Leveraged Companies Fund (the Fund), a series of John Hancock Funds III (the Trust, met in-person on May 6–8, and June 3–5, 2012 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) between the Adviser and Manulife Asset Management (US) LLC (the Subadviser) with respect to the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

On June 3–5, 2012, the Board consisted of nine individuals, seven of whom were Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairman. On June 3–5, 2012, the Board had four standing committees that were composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts & Operations Committee. Additionally, on June 3–5, 2012, Investment Performance Committees A and B were standing committees of the Board composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee A was responsible for overseeing and monitoring matters relating to the investment performance of the Fund. The Board also designated an Independent Trustee as Vice Chairman to serve in the absence of the Chairman. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 6–8, 2012 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included

23

information compiled and prepared by Lipper, a Thomson Reuters company (Lipper), on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a Category and a subset of the Category referred to as the Expense Group, each as determined by Lipper, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Expense Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance.

At an in-person meeting held on May 6–8, 2012, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 6-8, 2012 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 3–5, 2012, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement and the Subadvisory Agreement, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s investment manager analytical capabilities, market and economic knowledge and execution of its Subadviser oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance,

24

compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the Adviser’s and its affiliates’ policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board had previously received and considered information about the Adviser’s investment performance for other funds. The Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by the Adviser, which analyzed various factors that may affect the Lipper rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Lipper Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Lipper to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2012 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years. The Board noted that the Fund had limited operational history.

25

Set forth below is the performance of the Fund over certain time periods ended December 31, 2011 and that of its Category average and benchmark index over the same periods:

			Since Inception
	1-Yr	3-Yr	(5/1/08)

Leveraged Companies Fund Class A Shares	–27.64%	15.58%	1.06%

Mid-Cap Core Category Average	–3.55%	17.50%	–0.43%

Credit Suisse Lev Loan Index	1.82%	17.50%	4.68%

The Board noted that the Fund had underperformed its Category’s and its benchmark index’s performance in all periods shown, except the since inception period over which it underperformed its Category average performance.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Expense Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including other registered investment companies, institutional investors and separate accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Expense Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and, if different, the Fund’s total operating expense ratio after taking into account any fee waiver or expense waiver agreement by the Adviser (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Expense Group median. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund and the Fund complex.

The Board noted that the Fund’s advisory fee ratio was the same as the Expense Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s 2011 financial statements in relation with the Fund’s Expense Group median provided by Lipper in April 2012:

	Fund – Class A Shares	Expense Group Median

Advisory Fee Ratio	0.75%	0.75%

Gross Expense Ratio	5.77%	1.71%

Net Expense Ratio	1.35%	1.40%

26

As the Fund’s shares are owned only by the Adviser or its affiliates and the Fund has no other shareholders, the Fund is considered “in development” and so the Adviser was not able to provide the Board with credible information concerning the expected profits to be realized by the Adviser and its affiliates from their relationships with the Fund.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement and the Subadvisory Agreement each for an additional one-year term. The Subadvisory Agreement was also approved for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of

27

these arrangements in prior years and on their ongoing regular review of Fund performance and operations throughout the year.

28

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairperson	John Hancock Investment Management Services, LLC
William H. Cunningham
Deborah C. Jackson	Subadviser
Hugh McHaffie†	John Hancock Asset Management a division of Manulife Asset
Dr. John A. Moore,* Vice Chairman	Management (US) LLC
Gregory A. Russo
John G. Vrysen†	Principal distributor
John Hancock Funds, LLC

Custodian
State Street Bank and Trust Company
Officers
Hugh McHaffie	Transfer agent
President	John Hancock Signature Services, Inc.
Andrew G. Arnott
Executive Vice President	Legal counsel
Thomas M. Kinzler	K&L Gates LLP
Secretary and Chief Legal Officer
Francis V. Knox, Jr.
Chief Compliance Officer
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record, if any, for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
www. jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

29

John Hancock

# Small Cap Opportunities Fund

**Semiannual Report**

9.30.12

John Hancock Small Cap Opportunities Fund

Table of Contents

Your expenses	Page 3
Portfolio summary	Page 4
Portfolio of investments	Page 5
Financial statements	Page 8
Financial highlights	Page 11
Notes to financial statements	Page 15
More information	Page 26

Small Cap Opportunities Fund

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding your fund expenses

As a shareholder of the Fund, you incur two types of costs:

• Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

• Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1, 000.00 on April 1, 2012 with the same investment held until September 30, 2012.

	Account value	Ending value	Expenses paid during
	on 4-1-12	on 9-30-12	period ended 9-30-12[1]

Class A	$1,000.00	$976.70	$7.93

Class B	1,000.00	973.20	11.38

Class C	1,000.00	973.20	11.38

Class I	1,000.00	978.50	6.15

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

[ My account value $8,600.00 / $1,000.00 = 8.6] x $[ “expenses paid” from table ] = My actual expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoin g operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your Fund’s actual return). It assumes an account value of $1,000.00 on April 1, 2012, with the same investment held until September 30, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 4-1-12	on 9-30-12	period ended 9-30-12[1]

Class A	$1,000.00	$1,017.00	$8.09

Class B	1,000.00	1,013.50	11.61

Class C	1,000.00	1,013.50	11.61

Class I	1,000.00	1,018.90	6.28

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.60%, 2.30%, 2.30% and 1.24% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one half year period).

3

Small Cap Opportunities Fund
Portfolio Summary
As of 9-30-12

Value as a
percentage of
Top 10 Holdings[1] (28.2% of Net Assets)	Fund's net assets
KVH Industries, Inc.	3.5%
HomeAway, Inc.	3.0%
The KEYW Holding Corp.	3.0%
Acuity Brands, Inc.	2.9%
CoStar Group, Inc.	2.9%
Watsco, Inc.	2.8%
Cardtronics, Inc.	2.8%
Align Technology, Inc.	2.6%
Chart Industries, Inc.	2.4%
TreeHouse Foods, Inc.	2.3%

Value as a
percentage of
Sector Composition[2]	Fund's net assets
Information Technology	33.5%
Industrials	24.0%
Health Care	14.6%
Consumer Discretionary	13.7%
Consumer Staples	4.7%
Energy	3.6%
Financials	3.4%
Materials	2.3%
Other Assets and Liabilities	0.2%

1Cash and cash equivalents are not included in Top 10 Holdings.

2Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of these sectors.

4

Small Cap Opportunities Fund
As of 9-30-12 (Unaudited)

	Shares	Value

Common Stocks 99.8%		$4,033,562

(Cost $3,471,134)

Consumer Discretionary 13.7%		553,359

Auto Components 1.2%
Dorman Products, Inc. (I)	1,544	48,651

Household Durables 1.7%
iRobot Corp. (I)	1,824	41,514
Tempur-Pedic International, Inc. (I)	829	24,779

Internet & Catalog Retail 3.0%
HomeAway, Inc. (I)	5,140	120,533

Media 1.4%
IMAX Corp. (I)	2,900	57,739

Specialty Retail 2.4%
Hibbett Sports, Inc. (I)	379	22,532
Lumber Liquidators Holdings, Inc. (I)	1,101	55,799
Monro Muffler Brake, Inc.	577	20,305

Textiles, Apparel & Luxury Goods 4.0%
G-III Apparel Group, Ltd. (I)	1,170	42,003
Steven Madden, Ltd. (I)	1,572	68,728
Tumi Holdings, Inc. (I)	2,157	50,776

Consumer Staples 4.7%		188,100

Food & Staples Retailing 2.3%
Pricesmart, Inc.	407	30,818
United Natural Foods, Inc. (I)	1,075	62,834

Food Products 2.4%
TreeHouse Foods, Inc. (I)	1,799	94,448

Energy 3.6%		147,489

Energy Equipment & Services 1.1%
Lufkin Industries, Inc.	816	43,917

Oil, Gas & Consumable Fuels 2.5%
Americas Petrogas, Inc. (I)	27,066	50,933
BlackPearl Resources, Inc. (I)	9,054	33,339
Ivanhoe Energy, Inc. (I)	37,115	19,300

Financials 3.4%		137,389

Capital Markets 1.1%
Solar Senior Capital, Ltd.	2,574	46,100

Commercial Banks 1.0%
SVB Financial Group (I)	657	39,722

Real Estate Investment Trusts 1.3%
Equity Lifestyle Properties, Inc.	757	51,567

Health Care 14.6%		588,663

Biotechnology 2.5%
Alkermes PLC (I)	2,427	50,360
Cepheid, Inc. (I)	1,500	51,765

See notes to financial statements
5

Small Cap Opportunities Fund
As of 9-30-12 (Unaudited)

	Shares	Value

Health Care (continued)

Health Care Equipment & Supplies 5.1%
Align Technology, Inc. (I)	2,895	$107,028
Neogen Corp. (I)	1,246	53,204
Thoratec Corp. (I)	1,315	45,499

Health Care Providers & Services 3.2%
HMS Holdings Corp. (I)	1,534	51,282
MEDNAX, Inc. (I)	1,046	77,875

Health Care Technology 3.4%
athenahealth, Inc. (I)	790	72,498
Greenway Medical Technologies (I)	1,591	27,206
HealthStream, Inc. (I)	1,251	35,603

Pharmaceuticals 0.4%
Salix Pharmaceuticals, Ltd. (I)	386	16,343

Industrials 24.0%		968,950

Aerospace & Defense 5.0%
Hexcel Corp. (I)	3,499	84,046
The KEYW Holding Corp. (I)	9,542	119,275

Airlines 1.0%
Copa Holdings SA, Class A	501	40,716

Building Products 1.3%
Quanex Building Products Corp.	2,811	52,959

Commercial Services & Supplies 2.3%
Clean Harbors, Inc. (I)	492	24,034
Healthcare Services Group, Inc.	2,981	68,175

Electrical Equipment 2.9%
Acuity Brands, Inc.	1,831	115,884

Machinery 4.1%
Chart Industries, Inc. (I)	1,330	98,220
Graham Corp.	2,664	48,138
Westport Innovations, Inc. (I)	690	19,210

Professional Services 3.0%
Mistras Group, Inc. (I)	1,790	41,528
The Advisory Board Company (I)	1,687	80,689

Trading Companies & Distributors 4.4%
DXP Enterprises, Inc. (I)	1,268	60,572
Watsco, Inc.	1,524	115,504

Information Technology 33.5%		1,355,809

Communications Equipment 3.4%
KVH Industries, Inc. (I)	10,343	139,527

Computers & Peripherals 1.0%
3D Systems Corp. (I)	1,235	40,570

Internet Software & Services 10.0%
Ancestry.com, Inc. (I)	2,696	81,096
Angie's List, Inc. (I)	1,261	13,341
Bankrate, Inc. (I)	3,263	50,838
CoStar Group, Inc. (I)	1,417	115,542
Liquidity Services, Inc. (I)	1,597	80,185
Millennial Media, Inc. (I)	1,466	21,037

See notes to financial statements
6

Small Cap Opportunities Fund
As of 9-30-12 (Unaudited)

	Shares	Value

Information Technology (continued)

TechTarget, Inc. (I)	7,187	$42,475

IT Services 4.5%
Cardtronics, Inc. (I)	3,810	113,462
VeriFone Systems, Inc. (I)	1,295	36,066
Wright Express Corp. (I)	462	32,211

Semiconductors & Semiconductor Equipment 1.7%
Cavium, Inc. (I)	1,168	38,929
Ceva, Inc. (I)	2,138	30,744

Software 12.9%
Aspen Technology, Inc. (I)	3,082	79,670
Bottomline Technologies, Inc. (I)	2,704	66,762
BroadSoft, Inc. (I)	1,290	52,916
Concur Technologies, Inc. (I)	1,018	75,057
Monotype Imaging Holdings, Inc.	4,229	65,930
Synchronoss Technologies, Inc. (I)	2,845	65,151
Tangoe, Inc. (I)	3,052	40,073
Ultimate Software Group, Inc. (I)	727	74,227

Materials 2.3%		93,803

Metals & Mining 2.3%
Carpenter Technology Corp.	802	41,961
Pretium Resources, Inc. (I)	3,957	51,842

Warrants 0.0%		$588

(Cost $0)

Materials 0.0%		588

Metals & Mining 0.0%
Focus Metals, Inc. (Expiration Date: 5-13-13, Strike Price: CAD 1.25) (I)	6,951	566
Frontier Rare Earths, Ltd. (Expiration Date: 11-17-12, Strike Price: CAD 4.60) (I)	4,395	22

Total investments (Cost $3,471,134)† 99.8%		$4,034,150

Other assets and liabilities, net 0.2%		$8,918

Total net assets 100.0%		$4,043,068

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

CAD Canadian Dollar

(I) Non-income producing security.

† At 9-30-12, the aggregate cost of investment securities for federal income tax purposes was $3,561,173. Net unrealized appreciation aggregated $472,977, of which $672,075 related to appreciated investment securities and $199,098 related to depreciated investment securities.

See notes to financial statements
7

Small Cap Opportunities Fund

Statement of Assets and Liabilities — September 30, 2012 (Unaudited)

Assets

Investments, at value (Cost $3,471,134)	$4,034,150
Cash	88,290
Foreign currency, at value (Cost $3,867)	3,876
Dividends receivable	858
Receivable due from adviser	5,766
Other receivables and prepaid expenses	119

Total assets	4,133,059

Liabilities

Payable for investments purchased	59,737
Payable to affiliates
Accounting and legal services fees	201
Transfer agent fees	561
Trustees' fees	36
Other liabilities and accrued expenses	29,456

Total liabilities	89,991

Net assets

Paid-in capital	$3,432,313
Accumulated net investment loss	(114,781)
Accumulated net realized gain (loss) on
investments and foreign currency transactions	162,511
Net unrealized appreciation (depreciation) on
investments and translation of assets and
liabilities in foreign currencies	563,025

Net assets	$4,043,068

Net asset value per share

Based on net asset values and shares
outstanding-the Fund has an unlimited number
of shares authorized with no par value
Class A ($1,020,302 ÷ 80,969 shares)	$12.60
Class B ($993,935 ÷ 80,335 shares)[1]	$12.37
Class C ($993,944 ÷ 80,335 shares)[1]	$12.37
Class I ($1,034,887 ÷ 81,332 shares)	$12.72

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$13.26

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements
8

Small Cap Opportunities Fund

Statement of Operations — September 30, 2012 (Unaudited)

Investment income

Dividends	$6,814

Total investment income	6,814

Expenses

Investment management fees	17,610
Distribution and service fees	11,112
Accounting and legal services fees	362
Transfer agent fees	3,358
Trustees' fees	112
Professional fees	21,876
Custodian fees	16,309
Registration and filing fees	6,774
Other	2,946

Total expenses	80,459

Less expense reductions	(44,209)

Net expenses	36,250

Net investment loss	(29,436)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	162,879
Foreign currency transactions	(94)
162,785

Change in net unrealized appreciation
(depreciation) of
Investments	(233,653)
Translation of assets and liabilities in foreign
currencies	21
(233,632)

Net realized and unrealized loss	(70,847)

Decrease in net assets from operations	$(100,283)

See notes to financial statements
9

Small Cap Opportunities Fund

Statements of Changes in Net Assets

	Six months
	ended	Year ended
	9/30/12	3/31/12
	(Unaudited)
Increase (decrease) in net assets

From operations
Net investment loss	$(29,436)	$(59,241)
Net realized gain	162,785	275,864
Change in net unrealized depreciation	(233,632)	(263,183)

Decrease in net assets resulting from
operations	(100,283)	(46,560)

Distributions to shareholders
From net investment income
Class A	—	(31,771)
Class B	—	(24,616)
Class C	—	(24,616)
Class I	—	(35,481)
From net realized gain
Class A	—	(177,977)
Class B	—	(177,486)
Class C	—	(177,486)
Class I	—	(178,309)
Total distributions	—	(827,742)

From Fund share transactions	—	827,742

Total decrease	(100,283)	(46,560)

Net assets

Beginning of period	4,143,351	4,189,911

End of period	$4,043,068	$4,143,351

Accumulated net investment loss	$(114,781)	$(85,345)

See notes to financial statements
10

Small Cap Opportunities Fund

Financial Highlights (For a share outstanding throughout the period)

Class A Shares

Period ended
	9-30-12[1]	3-31-12	3-31-11	3-31-10	3-31-09[2]
Per share operating performance

Net asset value, beginning of period	$12.90	$17.18	$14.49	$9.39	$10.00

Net investment loss[3]	(0.08)	(0.19)	(0.16)	(0.14)	(0.03)

Net realized and unrealized gain (loss)
on investments	(0.22)	(0.67)	4.88	6.35	(0.58)

Total from investment operations	(0.30)	(0.86)	4.72	6.21	(0.61)

Less distributions

From net investment income	—	(0.52)	(0.08)	—	—

From net realized gain	—	(2.90)	(1.95)	(1.11)	—

Total distributions	—	(3.42)	(2.03)	(1.11)	—

Net asset value, end of period	$12.60	$12.90	$17.18	$14.49	$9.39

Total return (%)[4,5]	(2.33)[6]	(0.87)	34.27	67.14	(6.10)[6]

Ratios and supplemental data

Net assets, end of period (in
thousands)	$1,020	$1,044	$1,053	$785	$470

Ratios (as a percentage of average net
assets):
Expenses before reductions	3.87[7]	3.60	3.71	4.03	12.34[7]
Expenses net of fee waivers and
credits	1.60[7]	1.61	1.59	1.36	1.65[7]

Net investment loss	(1.25)[7]	(1.31)	(1.08)	(1.07)	(1.42)[7]

Portfolio turnover (%)	42	89	105	101	27

1 Six months ended 9-30-12. Unaudited.
2 The inception date for Class A shares is 1-2-09.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.

See notes to financial statements
11

Small Cap Opportunities Fund

Financial Highlights (For a share outstanding throughout the period)

Class B Shares

Period ended
	9-30-12[1]	3-31-12	3-31-11	3-31-10	3-31-09[2]
Per share operating performance

Net asset value, beginning of period	$12.71	$16.96	$14.36	$9.38	$10.00

Net investment loss[3]	(0.12)	(0.28)	(0.26)	(0.23)	(0.05)

Net realized and unrealized gain (loss)
on investments	(0.22)	(0.67)	4.81	6.32	(0.57)

Total from investment operations	(0.34)	(0.95)	4.55	6.09	(0.62)

Less distributions

From net investment income	—	(0.40)	—	—	—

From net realized gain	—	(2.90)	(1.95)	(1.11)	—

Total distributions	—	(3.30)	(1.95)	(1.11)	—

Net asset value, end of period	$12.37	$12.71	$16.96	$14.36	$9.38

Total return (%)[4,5]	(2.68)[6]	(1.56)	33.31	65.91	(6.20)[6]

Ratios and supplemental data

Net assets, end of period (in thousands)	$994	$1,021	$1,037	$778	$469

Ratios (as a percentage of average net
assets):
Expenses before reductions	4.57[7]	4.30	4.41	4.73	13.04[7]
Expenses net of fee waivers and
credits	2.30[7]	2.31	2.29	2.06	2.35[7]

Net investment loss	(1.95)[7]	(2.01)	(1.78)	(1.77)	(2.12)[7]

Portfolio turnover (%)	42	89	105	101	27

1 Six months ended 9-30-12. Unaudited.
2 The inception date for Class B shares is 1-2-09.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.

See notes to financial statements
12

Small Cap Opportunities Fund

Financial Highlights (For a share outstanding throughout the period)

Class C Shares

Period ended
	9-30-12[1]	3-31-12	3-31-11	3-31-10	3-31-09[2]
Per share operating performance

Net asset value, beginning of period	$12.71	$16.96	$14.36	$9.38	$10.00

Net investment loss[3]	(0.12)	(0.28)	(0.26)	(0.23)	(0.05)

Net realized and unrealized gain (loss)
on investments	(0.22)	(0.67)	4.81	6.32	(0.57)

Total from investment operations	(0.34)	(0.95)	4.55	6.09	(0.62)

Less distributions

From net investment income	—	(0.40)	—	—	—

From net realized gain	—	(2.90)	(1.95)	(1.11)	—

Total distributions	—	(3.30)	(1.95)	(1.11)	—

Net asset value, end of period	$12.37	$12.71	$16.96	$14.36	$9.38

Total return (%)[4,5]	(2.68)[6]	(1.56)	33.31	65.91	(6.20)[6]

Ratios and supplemental data

Net assets, end of period (in
thousands)	$994	$1,021	$1,037	$778	$469

Ratios (as a percentage of average net
assets):
Expenses before reductions	4.57[7]	4.30	4.41	4.73	13.04[7]
Expenses net of fee waivers and
credits	2.30[7]	2.31	2.29	2.06	2.35[7]

Net investment loss	(1.95)[7]	(2.01)	(1.78)	(1.77)	(2.12)[7]

Portfolio turnover (%)	42	89	105	101	27

1 Six months ended 9-30-12. Unaudited.
2 The inception date for Class C shares is 1-2-09.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.

See notes to financial statements
13

Small Cap Opportunities Fund

Financial Highlights (For a share outstanding throughout the period)

Class I Shares

Period ended
	9-30-12[1]	3-31-12	3-31-11	3-31-10	3-31-09[2]
Per share operating performance

Net asset value, beginning of period	$13.00	$17.29	$14.56	$9.41	$10.00

Net investment loss[3]	(0.05)	(0.13)	(0.10)	(0.10)	(0.02)

Net realized and unrealized gain (loss)
on investments	(0.23)	(0.68)	4.91	6.36	(0.57)

Total from investment operations	(0.28)	(0.81)	4.81	6.26	(0.59)

Less distributions

From net investment income	—	(0.58)	(0.13)	—	—

From net realized gain	—	(2.90)	(1.95)	(1.11)	—

Total distributions	—	(3.48)	(2.08)	(1.11)	—

Net asset value, end of period	$12.72	$13.00	$17.29	$14.56	$9.41

Total return (%)[4]	(2.15)[5]	(0.48)	34.77	67.54	(5.90)[5]

Ratios and supplemental data

Net assets, end of period (in
thousands)	$1,035	$1,057	$1,062	$788	$470

Ratios (as a percentage of average net
assets):
Expenses before reductions	3.48[6]	3.20	3.30	3.72	12.04[6]
Expenses net of fee waivers and
credits	1.24[6]	1.22	1.17	1.06	1.10[6]

Net investment loss	(0.89)[6]	(0.92)	(0.66)	(0.77)	(0.87)[6]

Portfolio turnover (%)	42	89	105	101	27

1 Six months ended 9-30-12. Unaudited.
2 The inception date for Class I shares is 1-2-09.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.

See notes to financial statements
14

Small Cap Opportunities Fund
Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Small Cap Opportunities Fund (the Fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

15

As of September 30, 2012, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended September 30, 2012 were $588. For the six months ended September 30, 2012, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax

16

provision is required.

As of March 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, passive foreign investment companies, wash sale loss deferrals and straddle loss deferrals.

Note 3 – Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exp osure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 – Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of (a) 0.90% of the first $1,000,000,000 of the Fund’s average daily net assets; and (b) 0.85% of the Fund’s average daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

Effective July 1, 2012, the Adviser has voluntarily agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.60%, 2.30%, 2.30% and 1.24% for Class A, Class B, Class C and Class I shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses. These expense limitations can be terminated at any time by the Adviser on notice to the Trust. The fee waivers and/or reimbursements were contractual prior to July 1, 2012.

In addition, The Adviser has voluntarily agreed to waive fees and/or reimburse certain other expenses of the Fund excluding taxes, portfolio brokerage commissions, interest, adviser fees, Rule 12b-1 fees, transfer agent fees, service fees, blue sky fees, printing and postage, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. This

17

voluntary expense reimbursement will continue in effect until terminated at any time by the Adviser on notice to the Fund. The fee waivers and/or reimbursements are such that these expenses will not exceed 0.27% of average net assets.

Accordingly, these expense reductions amounted to $11,184, $10,915, $10,915 and $11,195 for Class A, Class B, Class C and Class I shares, respectively, for the six months ended September, 30, 2012.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the six months ended September 30, 2012 were equivalent to a net annual effective rate of 0.00% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended September 30, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund pays the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Class	12b-1 Fee

Class A	0.30%

Class B	1.00%

Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges. For the six months ended September 30, 2012, there were no up-front sales charges received by the distributor with regard to sales of Class A shares.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to reimburse the Distributor for commissions paid in connection with the sale of these shares. During the six months ended September 30, 2012, there were no CDSCs received by the distributor for Class B and Class C shares.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these

18

categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended September 30, 2012 were:

	Distribution and
Class	service fees	Transfer agent fees

A	$1,480	$955

B	4,816	934

C	4,816	934

I	-	535

Total	$11,112	$3,358

For the six months ended September 30, 2012 there were no printing and postage and state registration fees.

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates - Trustees' fees, respectively, in the accompanying Statement of assets and liabilities.

Note 5 – Fund share transactions

The Fund had no transactions in Fund shares for the six months ended September 30, 2012. For the year ended March 31, 2012 transactions in Fund shares were as follows:

	Year ended
	3/31/12

	Shares	Amount
Class A shares
Distributions reinvested	19,640	$209,748
Class B shares
Distributions reinvested	19,174	$202,102
Class C shares
Distributions reinvested	19,174	$202,102
Class I shares
Distributions reinvested	19,888	$213,790

Net increase	77,876	$827,742

Affiliates of the Fund owned 100% of shares of beneficial interest of Class A, Class B, Class C and Class I shares on September 30, 2012.

Note 6 – Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $1,738,144 and $1,636,284, respectively, for the six months ended September 30, 2012.

19

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement: John Hancock Small Cap Opportunities Fund

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Small Cap Opportunities Fund (the Fund), a series of John Hancock Funds III (the Trust), met in-person on May 6–8, and June 3–5, 2012 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) between the Adviser and Manulife Asset Management (US) LLC (the Subadviser) with respect to the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

On June 3–5, 2012, the Board consisted of nine individuals, seven of whom were Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairman. On June 3–5, 2012, the Board had four standing committees that were composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts & Operations Committee. Additionally, on June 3–5, 2012, Investment Performance Committees A and B were standing committees of the Board composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee B was responsible for overseeing and monitoring matters relating to the investment performance of the Fund. The Board also designated an Independent Trustee as Vice Chairman to serve in the absence of the Chairman. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

20

Prior to the May 6–8, 2012 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Lipper, a Thomson Reuters company (Lipper), on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a Category and a subset of the Category referred to as the Expense Group, each as determined by Lipper, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Expense Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance.

At an in-person meeting held on May 6–8, 2012, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 6-8, 2012 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 3–5, 2012, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement and the Subadvisory Agreement, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s investment manager analytical capabilities,

21

market and economic knowledge and execution of its Subadviser oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the Adviser’s and its affiliates’ policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board had previously received and considered information about the Adviser’s investment performance for other funds. The Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by the Adviser, which analyzed various factors that may affect the Lipper rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Lipper Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Lipper to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2012 meetings. The Board regularly reviews the performance of the Fund throughout the

22

year and attaches more importance to performance over relatively longer periods of time, typically three to five years. The Board noted that the Fund had limited operational history.

Set forth below is the performance of the Fund over certain time periods ended December 31, 2011 and that of its Category average and benchmark index over the same periods:

	1-Yr	3-Yr	5-Yr	10-Yr

Small Cap Opps Fund Class A Shares	–7.75%	21.67%

Small-Cap Growth Category Average	–3.35%	18.36%

Russell 2000 Growth TR Index	–2.91%	18.27%

The Board noted that the Fund has outperformed its Category’s average performance and its benchmark index’s performance over the three-year period, and underperformed its Category’s average performance and its benchmark index’s performance over the one-year period.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contract ual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Expense Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including other registered investment companies, institutional investors and separate accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Expense Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and, if different, the Fund’s total operating expense ratio after taking into account any fee waiver or expense waiver agreement by the Adviser (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Expense Group median. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund and the Fund complex.

The Board noted that the Fund’s advisory fee ratio was two basis points above the Expense Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s 2011 financial statements in relation with the Fund’s Expense Group median provided by Lipper in April 2012:

	Fund – Class A	Expense Group Median

Advisory Fee Ratio	0.90%	0.88%

Gross Expense Ratio	3.30%	2.09%

Net Expense Ratio	1.62%	1.56%

23

The Board viewed favorably the Adviser’s agreement to voluntarily waive all or a portion of its advisory fees and reimburse or pay operating expenses to the extent necessary to maintain the Fund’s Net Expense Ratio at 1.60% for Class A shares (and at varying levels for other classes), excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses. The Board considered that the voluntary waiver/reimbursement could be terminated by the Adviser at any time.

As the Fund’s shares are owned only by the Adviser or its affiliates and the Fund has no other shareholders, the Fund is considered “in development” and so the Adviser was not able to provide the Board with credible information concerning the expected profits to be realized by the Adviser and its affiliates from their relationships with the Fund.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement and the Subadvisory Agreement each for an additional one-year term. The Subadvisory Agreement was also approved for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory

24

and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their ongoing regular review of Fund performance and operations throughout the year.

25

More information

Trustees	Investment adviser
Steven R. Pruchansky*, Chairman	John Hancock Investment Management Services, LLC
William H. Cunningham
Deborah C. Jackson	Subadviser
Hugh McHaffie†	John Hancock Asset Management a division of
Dr. John A. Moore,* Vice Chairman	Manulife Asset Management (US) LLC
Gregory A. Russo*
John G. Vrysen†	Principal distributor
John Hancock Funds, LLC

Custodian
State Street Bank and Trust Company

Officers	Transfer agent
Hugh McHaffie	John Hancock Signature Services, Inc.
President
Andrew G. Arnott	Legal counsel
Executive Vice President	K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer
Francis V. Knox, Jr.
Chief Compliance Officer
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record, if any, for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
www. jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

26

John Hancock
MUTUAL FUNDS

John Hancock
Disciplined Value Fund

Semiannual Report
9.30.12

A look at performance

Total returns for the period ended September 30, 2012

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since					Since
	1-year	5-year	10-year	inception	6-months	1-year	5-year	10-year	inception

Class A1	27.21	0.42	8.46	—	–1.75	27.21	2.11	125.27	—

Class B1	27.80	0.17	7.96	—	–1.94	27.80	0.86	115.03	—

Class C1	31.89	0.54	7.96	—	2.06	31.89	2.72	115.18	—

Class I1	34.36	1.79	9.41	—	3.57	34.36	9.26	145.71	—

Class I2[1,2]	34.39	1.74	9.23	—	3.65	34.39	9.01	141.76	—

Class R1[1,2]	33.39	1.07	8.62	—	3.29	33.39	5.48	128.56	—

Class R2[1,2]	33.70	1.20	8.78	—	3.36	33.70	6.12	131.91	—

Class R3[1,2]	33.41	1.17	8.72	—	3.29	33.41	5.98	130.78	—

Class R4[1,2]	33.99	1.48	9.05	—	3.50	33.99	7.64	137.92	—

Class R5[1,2]	34.34	1.79	9.38	—	3.64	34.34	9.29	145.21	—

Class R6[1,2]	34.44	1.81	9.45	—	3.71	34.44	9.40	146.65	—

Class NAV[2,3]	34.53	—	—	16.59	3.71	34.53	—	—	67.02

Performance figures assume all dividends have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, Class I2, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 6-30-13 for Class B, Class C and Class I2 shares and 9-30-13 for Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class I2	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class NAV
Net (%)	1.24	2.05	2.02	0.88	0.85	1.57	1.32	1.47	1.07	0.87	0.82	0.77
Gross (%)	1.24	2.14	2.02	0.88	0.93	2.16	1.43	11.16	2.25	0.90	2.32	0.77

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

See the following page for footnotes.

6	Disciplined Value Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index 1	Index 2

Class B4	9-30-02	$21,503	$21,503	$21,615	$21,927

Class C4	9-30-02	21,518	21,518	21,615	21,927

Class I2	9-30-02	24,571	24,571	21,615	21,927

Class I2[2]	9-30-02	24,176	24,176	21,615	21,927

Class R1[2]	9-30-02	22,856	22,856	21,615	21,927

Class R2[2]	9-30-02	23,191	23,191	21,615	21,927

Class R3[2]	9-30-02	23,078	23,078	21,615	21,927

Class R4[2]	9-30-02	23,792	23,792	21,615	21,927

Class R5[2]	9-30-02	24,521	24,521	21,615	21,927

Class R6[2]	9-30-02	24,665	24,665	21,615	21,927

Class NAV[2]	5-29-09	16,702	16,702	17,033	16,626

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 On 12-19-08, through a reorganization, the Fund acquired all of the assets of the Robeco Boston Partners Large Cap Value Fund (the predecessor fund). On that date, the predecessor fund offered its Investor share class in exchange for Class A shares (inception 12-22-08) and its institutional class in exchange for Class I. Class B and Class C shares were first offered on 12-22-08; Class R3, Class R4 and Class R5 shares were first offered on 5-22-09; Class NAV shares were first offered on 5-29-09; Class R1 shares were first offered on 7-13-09; Class R6 shares were first offered on 9-1-11; Class R2 shares were first offered on 3-1-12. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class B, Class C, Class R3, Class R4, Class R5, Class R1, Class R6 and Class R2 shares, as applicable. The predecessor fund’s Institutional share class returns have been recalculated to reflect the gross fees and expenses of Class I shares. The inception date of Class I2 shares is 12-22-08; returns prior to that date are those of Class I shares recalculated to apply the gross fees and expenses of Class I2 shares.

2 For certain types of investors, as described in the Fund’s prospectuses.

3 From 5-29-09.

4 No contingent deferred sales charge is applicable.

Semiannual report | Disciplined Value Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2012 with the same investment held until September 30, 2012.

	Account value	Ending value	Expenses paid during
	on 4-1-12	on 9-30-12	period ended 9-30-12[1]

Class A	$1,000.00	$1,034.20	$6.22

Class B	1,000.00	1,030.60	10.44

Class C	1,000.00	1,030.60	10.08

Class I	1,000.00	1,035.70	4.49

Class I2	1,000.00	1,036.50	4.34

Class R1	1,000.00	1,032.90	8.10

Class R2	1,000.00	1,033.60	6.93

Class R3	1,000.00	1,032.90	7.59

Class R4	1,000.00	1,035.00	5.76

Class R5	1,000.00	1,036.40	4.08

Class R6	1,000.00	1,037.10	4.24

Class NAV	1,000.00	1,037.10	3.83

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Disciplined Value Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on April 1, 2012, with the same investment held until September 30, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 4-1-12	on 9-30-12	period ended 9-30-12[1]

Class A	$1,000.00	$1,019.00	$6.17

Class B	1,000.00	1,014.80	10.35

Class C	1,000.00	1,015.10	10.00

Class I	1,000.00	1,020.70	4.46

Class I2	1,000.00	1,020.80	4.31

Class R1	1,000.00	1,017.10	8.04

Class R2	1,000.00	1,018.20	6.88

Class R3	1,000.00	1,017.60	7.54

Class R4	1,000.00	1,019.40	5.72

Class R5	1,000.00	1,021.10	4.05

Class R6	1,000.00	1,020.90	4.20

Class NAV	1,000.00	1,021.30	3.80

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.22%, 2.05%, 1.98%, 0.88%, 0.85%, 1.59%, 1.36%, 1.49%, 1.13%, 0.80%, 0.83% and 0.75% for Class A, Class B, Class C, Class I, Class I2, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | Disciplined Value Fund	9

Portfolio summary

Top 10 Holdings (31.5% of Net Assets on 9-30-12)[1,2]

Wells Fargo & Company	4.2%	JPMorgan Chase & Company	3.0%

Exxon Mobil Corp.	4.0%	Johnson & Johnson	2.5%

Berkshire Hathaway, Inc., Class B	3.8%	Citigroup, Inc.	2.5%

General Electric Company	3.6%	Comcast Corp., Class A	2.2%

Pfizer, Inc.	3.5%	Microsoft Corp.	2.2%

Sector Composition[1,3]

Financials	25.1%	Consumer Staples	2.2%

Health Care	17.3%	Utilities	1.4%

Consumer Discretionary	14.5%	Materials	1.2%

Information Technology	13.2%	Telecommunication Services	1.0%

Energy	11.6%	Short-Term Investments & Other	2.0%

Industrials	10.5%

1 As a percentage of net assets on 9-30-12.

2 Cash and cash equivalents not included.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Disciplined Value Fund | Semiannual report

Fund’s investments

As of 9-30-12 (unaudited)

	Shares	Value

Common Stocks 98.0%	$2,961,253,359

(Cost $2,567,833,120)

Consumer Discretionary 14.5%		437,695,646

Auto Components 0.8%

Lear Corp.	627,806	23,724,789

Media 10.8%

CBS Corp., Class B	1,436,167	52,175,947

Comcast Corp., Class A	1,879,053	67,213,726

Gannett Company, Inc.	964,590	17,121,473

Liberty Media Corp. — Liberty Capital, Series A (I)	254,405	26,501,369

Omnicom Group, Inc. (L)	644,012	33,205,259

Sirius XM Radio, Inc. (I)(L)	6,941,039	18,046,701

The McGraw-Hill Companies, Inc.	747,530	40,807,663

Time Warner Cable, Inc.	171,994	16,349,750

Time Warner, Inc. (L)	897,453	40,681,544

Viacom, Inc., Class B	278,059	14,901,182

Multiline Retail 2.6%

Kohl’s Corp.	701,708	35,941,484

Target Corp.	658,423	41,790,108

Specialty Retail 0.3%

Staples, Inc. (L)	801,619	9,234,651

Consumer Staples 2.2%		67,146,334

Beverages 1.0%

Anheuser-Busch InBev NV, ADR	162,425	13,953,932

Constellation Brands, Inc., Class A (I)	506,305	16,378,967

Food & Staples Retailing 1.2%

CVS Caremark Corp.	760,294	36,813,435

Energy 11.6%		349,247,356

Energy Equipment & Services 0.9%

Halliburton Company	509,760	17,173,814

Weatherford International, Ltd. (I)	690,285	8,752,814

Oil, Gas & Consumable Fuels 10.7%

EOG Resources, Inc.	323,913	36,294,452

EQT Corp.	437,613	25,819,167

Exxon Mobil Corp.	1,321,936	120,891,047

Occidental Petroleum Corp.	752,306	64,743,454

Phillips 66	494,445	22,927,415

See notes to financial statements	Semiannual report | Disciplined Value Fund	11

	Shares	Value

Oil, Gas & Consumable Fuels (continued)

Royal Dutch Shell PLC, ADR	591,359	$41,046,228

SM Energy Company	214,359	11,598,965

Financials 25.1%		758,714,722

Commercial Banks 9.0%

Fifth Third Bancorp	1,911,640	29,649,536

PNC Financial Services Group, Inc.	432,911	27,316,684

SunTrust Banks, Inc.	846,623	23,934,032

U.S. Bancorp	1,804,643	61,899,255

Wells Fargo & Company	3,707,414	128,017,005

Consumer Finance 2.9%

Capital One Financial Corp.	737,010	42,016,940

Discover Financial Services	536,869	21,329,805

SLM Corp.	1,600,700	25,163,004

Diversified Financial Services 5.4%

Citigroup, Inc. (L)	2,269,567	74,260,232

JPMorgan Chase & Company	2,201,226	89,105,628

Insurance 7.8%

ACE, Ltd.	230,330	17,412,948

Axis Capital Holdings, Ltd.	251,775	8,791,983

Berkshire Hathaway, Inc., Class B (I)	1,293,290	114,068,178

Marsh & McLennan Companies, Inc.	412,000	13,979,160

MetLife, Inc.	1,387,190	47,802,567

Reinsurance Group of America, Inc.	241,383	13,968,834

Validus Holdings, Ltd.	589,765	19,998,931

Health Care 17.3%		522,915,193

Biotechnology 1.3%

Amgen, Inc.	466,573	39,341,435
Health Care Equipment & Supplies 3.1%

Baxter International, Inc.	268,442	16,176,315

CareFusion Corp. (I)	756,297	21,471,272

Covidien PLC	581,279	34,539,598

St. Jude Medical, Inc.	529,727	22,317,399

Health Care Providers & Services 5.7%

AmerisourceBergen Corp.	485,748	18,803,305

Cigna Corp.	626,459	29,550,071

Humana, Inc.	266,489	18,694,203

McKesson Corp.	586,430	50,450,573

Omnicare, Inc. (L)	625,065	21,233,458

UnitedHealth Group, Inc.	624,338	34,594,569

Pharmaceuticals 7.2%

Johnson & Johnson	1,115,861	76,893,982

Pfizer, Inc.	4,237,836	105,310,225

Sanofi, ADR	778,885	33,538,788

12	Disciplined Value Fund | Semiannual report	See notes to financial statements

	Shares	Value

Industrials 10.5%		$316,412,979

Aerospace & Defense 2.9%

Honeywell International, Inc.	535,830	32,015,843

Northrop Grumman Corp.	318,466	21,155,696

Raytheon Company (L)	616,001	35,210,617

Air Freight & Logistics 0.5%

United Parcel Service, Inc., Class B	209,168	14,970,154

Industrial Conglomerates 4.6%

General Electric Company	4,741,731	107,684,711

Tyco International, Ltd.	537,868	30,260,454

Machinery 2.5%

Dover Corp.	407,170	24,222,543

Parker Hannifin Corp. (L)	401,113	33,525,025

Xylem, Inc.	690,574	17,367,936

Information Technology 13.2%		400,232,639

Communications Equipment 3.4%

Cisco Systems, Inc.	3,303,790	63,069,351

Harris Corp. (L)	761,579	39,008,076

Computers & Peripherals 2.0%

Apple, Inc.	54,205	36,168,828

Seagate Technology PLC	836,028	25,916,868

Electronic Equipment, Instruments & Components 1.0%

TE Connectivity, Ltd. (L)	927,933	31,559,001

Internet Software & Services 1.4%

eBay, Inc. (I)	870,648	42,148,070

IT Services 0.8%

The Western Union Company (L)	1,351,256	24,619,884

Semiconductors & Semiconductor Equipment 0.3%

ON Semiconductor Corp. (I)	1,365,925	8,427,757

Software 4.3%

Electronic Arts, Inc. (I)	1,325,594	16,821,788

Microsoft Corp.	2,183,189	65,015,368

Oracle Corp.	1,007,824	31,736,378

Symantec Corp. (I)	874,515	15,741,270

Materials 1.2%		35,452,245

Containers & Packaging 0.7%

Rock-Tenn Company, Class A	299,242	21,599,288

Paper & Forest Products 0.5%

MeadWestvaco Corp.	452,711	13,852,957

Telecommunication Services 1.0%		30,371,341

Wireless Telecommunication Services 1.0%

Vodafone Group PLC, ADR	1,065,848	30,371,341

See notes to financial statements	Semiannual report | Disciplined Value Fund	13

		Shares	Value

Utilities 1.4%			$43,064,904

Electric Utilities 1.4%

American Electric Power Company, Inc.		547,927	24,075,912

Edison International		415,605	18,988,992

	Yield	Shares	Value

Securities Lending Collateral 5.0%			$149,804,627

(Cost $149,766,897)

John Hancock Collateral Investment Trust (W)	0.3462% (Y)	14,967,591	149,804,627

		Par value	Value

Short-Term Investments 1.8%			$54,843,072

(Cost $54,843,072)

Money Market Funds 1.8%			54,843,072
State Street Institutional U.S. Government Money Market
Fund, 0.0469% (Y)		$54,843,072	54,843,072

Total investments (Cost $2,772,443,089)† 104.8%		$3,165,901,058

Other assets and liabilities, net (4.8%)			($145,901,774)

Total net assets 100.0%		$3,019,999,284

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 9-30-12.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 9-30-12.

† At 9-30-12, the aggregate cost of investment securities for federal income tax purposes was $2,775,913,380. Net unrealized appreciation aggregated $389,987,678, of which $411,560,022 related to appreciated investment securities and $21,572,344 related to depreciated investment securities.

14	Disciplined Value Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 9-30-12 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $2,622,676,192)
including $146,672,545 of securities loaned	$3,016,096,431
Investments in affiliated issuers, at value (Cost $149,766,897)	149,804,627

Total investments, at value (Cost $2,772,443,089)	3,165,901,058
Receivable for fund shares sold	9,076,154
Dividends and interest receivable	3,714,875
Receivable for securities lending income	40,282
Receivable due from adviser	1,674
Other receivables and prepaid expenses	243,157

Total assets	3,178,977,200

Liabilities

Payable for fund shares repurchased	8,465,512
Payable upon return of securities loaned	149,802,103
Payable to affiliates
Accounting and legal services fees	145,253
Transfer agent fees	271,414
Distribution and service fees	16,516
Trustees’ fees	8,195
Other liabilities and accrued expenses	268,923

Total liabilities	158,977,916

Net assets

Paid-in capital	$2,585,987,817
Undistributed net investment income	19,958,634
Accumulated net realized gain (loss) on investments	20,594,864
Net unrealized appreciation (depreciation) on investments	393,457,969

Net assets	$3,019,999,284

See notes to financial statements	Semiannual report | Disciplined Value Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($1,149,859,290 ÷ 77,577,552 shares)	$14.82
Class B ($11,166,876 ÷ 789,317 shares)[1]	$14.15
Class C ($43,836,937 ÷ 3,096,126 shares)[1]	$14.16
Class I ($872,042,133 ÷ 60,173,728 shares)	$14.49
Class I2 ($24,906,550 ÷ 1,717,243 shares)	$14.50
Class R1 ($5,021,480 ÷ 347,604 shares)	$14.45
Class R2 ($111,634 ÷ 7,715 shares)	$14.47
Class R3 ($1,443,928 ÷ 99,909 shares)	$14.45
Class R4 ($2,189,409 ÷ 151,194 shares)	$14.48
Class R5 ($354,568,101 ÷ 24,429,476 shares)	$14.51
Class R6 ($51,134,796 ÷ 3,521,638 shares)	$14.52
Class NAV ($503,718,150 ÷ 34,694,227 shares)	$14.52

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$15.60

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16	Disciplined Value Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six month period ended 9-30-12
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$28,612,359
Securities lending	391,866
Interest	5,792
Less foreign taxes withheld	(340,905)

Total investment income	28,669,112

Expenses

Investment management fees	9,318,288
Distribution and service fees	1,623,484
Accounting and legal services fees	251,560
Transfer agent fees	1,549,448
Trustees’ fees	61,004
State registration fees	90,368
Printing and postage	146,620
Professional fees	94,293
Custodian fees	165,623
Registration and filing fees	76,309
Other	29,313

Total expenses	13,406,310
Less expense reductions	(28,839)

Net expenses	13,377,471

Net investment income	15,291,641

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	53,815,748
Investments in affiliated issuers	(16,072)

53,799,676

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	58,136,042
Investments in affiliated issuers	9,379

58,145,421

Net realized and unrealized gain	111,945,097

Increase in net assets from operations	$127,236,738

See notes to financial statements	Semiannual report | Disciplined Value Fund	17

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	9-30-12	ended
	(Unaudited)	3-31-12

Increase (decrease) in net assets

From operations
Net investment income	$15,291,641	$16,466,578
Net realized gain	53,799,676	41,358,139
Change in net unrealized appreciation (depreciation)	58,145,421	109,116,763

Increase in net assets resulting from operations	127,236,738	166,941,480

Distributions to shareholders
From net investment income
Class A	—	(3,573,341)
Class I	—	(5,497,106)
Class I2	—	(210,756)
Class R1	—	(5,055)
Class R3	—	(492)
Class R4	—	(7,863)
Class R5	—	(237,744)
Class R6	—	(12,137)
Class ADV	—	(310)
Class NAV	—	(3,348,427)
From net realized gain
Class A	—	(14,867,447)
Class B	—	(210,085)
Class C	—	(847,810)
Class I	—	(13,965,536)
Class I2	—	(513,807)
Class R1	—	(64,136)
Class R3	—	(4,087)
Class R4	—	(32,158)
Class R5	—	(644,662)
Class R6	—	(29,890)
Class ADV	—	(890)
Class NAV	—	(7,696,684)

Total distributions	—	(51,770,423)

From Fund share transactions	662,830,476	630,377,585

Total increase	790,067,214	745,548,642

Net assets

Beginning of period	2,229,932,070	1,484,383,428

End of period	$3,019,999,284	$2,229,932,070

Undistributed net investment income	$19,958,634	$4,666,993

18	Disciplined Value Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	9-30-12[1]	3-31-12	3-31-11	3-31-10	3-31-09[2,3]	8-31-08[4]	8-31-07[4]

Per share operating performance

Net asset value, beginning
of period	$14.33	$13.83	$12.31	$8.09	$12.32	$15.62	$14.77
Net investment income[5]	0.07	0.11	0.05	0.08	0.08	0.15	0.15
Net realized and unrealized gain
(loss) on investments	0.42	0.77	1.57	4.18	(4.18)	(1.90)	2.07
Total from investment operations	0.49	0.88	1.62	4.26	(4.10)	(1.75)	2.22
Less distributions
From net investment income	—	(0.07)	(0.03)	(0.04)	(0.13)	(0.15)	(0.13)
From net realized gain	—	(0.31)	(0.07)	—	—	(1.40)	(1.24)
Total distributions	—	(0.38)	(0.10)	(0.04)	(0.13)	(1.55)	(1.37)
Net asset value, end of period	$14.82	$14.33	$13.83	$12.31	$8.09	$12.32	$15.62
Total return (%)[6]	3.42[7]	6.91	13.20	52.68[8]	(33.33)[8,7]	(12.29)[8]	15.45[8]

Ratios and supplemental data

Net assets, end of period
(in millions)	$1,150	$1,068	$601	$162	$10	$16	$23
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.22[9]	1.24	1.24	1.26	1.76[9]	1.39	1.32
Expenses net of fee waivers	1.22[9]	1.24	1.24	1.06	1.00[9]	1.00	1.00
Expenses net of fee waivers
and credits	1.22[9]	1.24	1.24	1.05	1.00[9]	1.00	1.00
Net investment income	0.94[9]	0.82	0.38	0.74	1.45[9]	1.10	0.95
Portfolio turnover (%)	21	44	50	59	52[10]	78	62

1 Six months ended 9-30-12. Unaudited.
2 For the seven-month period ended 3-31-09. The Fund changed its fiscal year end from August 31 to March 31.
3 After the close of business on 12-19-08, holders of Investor share class of the former Robeco Large Cap Value Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of John Hancock Disciplined Value Fund. These shares were first offered on 12-22-08. Additionally, the accounting and performance history of the Investor share class of the Predecessor Fund was redesignated as that of John Hancock Disciplined Value Fund Class A.
4 Audited by previous independent registered public accounting firm.
5 Based on the average daily shares outstanding.
6 Does not reflect the effect of sales charges, if any.
7 Not annualized.
8 Total returns would have been lower had certain expenses not been reduced during the periods shown.
9 Annualized.
10 Portfolio turnover is shown for the period from 9-1-08 to 3-31-09.

See notes to financial statements	Semiannual report | Disciplined Value Fund	19

CLASS B SHARES Period ended	9-30-12[1]	3-31-12	3-31-11	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$13.73	$13.30	$11.91	$7.88	$8.82
Net investment income (loss)[3]	0.01	—[4]	(0.05)	(0.03)	0.02
Net realized and unrealized gain (loss) on investments	0.41	0.74	1.51	4.06	(0.96)
Total from investment operations	0.42	0.74	1.46	4.03	(0.94)
Less distributions
From net realized gain	—	(0.31)	(0.07)	—	—
Total distributions	—	(0.31)	(0.07)	—	—
Net asset value, end of period	$14.15	$13.73	$13.30	$11.91	$7.88
Total return (%)[5,6]	3.06[7]	5.99	12.28	51.14	(10.66)[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$11	$10	$8	$5	—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.06[9]	2.14	2.27	2.58	4.24[9]
Expenses net of fee waivers	2.05[9]	2.05	2.05	2.12	2.07[9]
Expenses net of fee waivers and credits	2.05[9]	2.05	2.05	2.05	2.05[9]
Net investment income (loss)	0.10[9]	0.01	(0.45)	(0.25)	1.18[9]
Portfolio turnover (%)	21	44	50	59	52[10]

1 Six months ended 9-30-12. Unaudited.
2 The inception date for Class B shares is 12-22-08.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Not annualized.
8 Less than $500,000.
9 Annualized.
10 Portfolio turnover is shown for the period from 9-1-08 to 3-31-09.

CLASS C SHARES Period ended	9-30-12[1]	3-31-12	3-31-11	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$13.74	$13.30	$11.91	$7.87	$8.82
Net investment income (loss)[3]	0.01	0.01	(0.05)	(0.03)	0.02
Net realized and unrealized gain (loss) on investments	0.41	0.74	1.51	4.07	(0.97)
Total from investment operations	0.42	0.75	1.46	4.04	(0.95)
Less distributions
From net realized gain	—	(0.31)	(0.07)	—	—
Total distributions	—	(0.31)	(0.07)	—	—
Net asset value, end of period	$14.16	$13.74	$13.30	$11.91	$7.87
Total return (%)[4]	3.06[5]	6.07	12.28[6]	51.33[6]	(10.77)[6,5]

Ratios and supplemental data

Net assets, end of period (in millions)	$44	$40	$30	$19	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.98[8]	2.02	2.07	2.24	4.41[8]
Expenses net of fee waivers	1.98[8]	2.02	2.05	2.08	2.06[8]
Expenses net of fee waivers and credits	1.98[8]	2.02	2.05	2.05	2.05[8]
Net investment income (loss)	0.17[8]	0.04	(0.45)	(0.27)	1.26[8]
Portfolio turnover (%)	21	44	50	59	52[9]

1 Six months ended 9-30-12. Unaudited.
2 The inception date for Class C shares is 12-22-08.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Less than $500,000.
8 Annualized.
9 Portfolio turnover is shown for the period from 9-1-08 to 3-31-09.

20	Disciplined Value Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	9-30-12[1]	3-31-12	3-31-11	3-31-10	3-31-09[2,3]	8-31-08[4]	8-31-07[4]

Per share operating performance

Net asset value, beginning
of period	$13.99	$13.52	$12.03	$7.90	$12.08	$15.34	$14.53
Net investment income[5]	0.09	0.15	0.09	0.11	0.09	0.18	0.20
Net realized and unrealized gain
(loss) on investments	0.41	0.75	1.54	4.08	(4.10)	(1.84)	2.02
Total from investment operations	0.50	0.90	1.63	4.19	(4.01)	(1.66)	2.22
Less distributions
From net investment income	—	(0.12)	(0.07)	(0.06)	(0.17)	(0.20)	(0.17)
From net realized gain	—	(0.31)	(0.07)	—	—	(1.40)	(1.24)
Total distributions	—	(0.43)	(0.14)	(0.06)	(0.17)	(1.60)	(1.41)
Net asset value, end of period	$14.49	$13.99	$13.52	$12.03	$7.90	$12.08	$15.34
Total return (%)	3.57[6]	7.27	13.66	53.14[7]	(33.33)[7,6]	(11.99)[7]	15.70[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$872	$711	$399	$158	$33	$44	$43
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.88[8]	0.88	0.86	0.88	1.37[8]	1.14	1.07
Expenses net of fee waivers
and credits	0.88[8]	0.88	0.86	0.80	0.75[8]	0.75	0.75
Net investment income	1.27[8]	1.18	0.75	1.01	1.72[8]	1.37	1.20
Portfolio turnover (%)	21	44	50	59	52[9]	78	62

1 Six months ended 9-30-12. Unaudited.
2 For the seven-month period ended 3-31-09. The Fund changed its fiscal year end from August 31 to March 31.
3 After the close of business on 12-19-08, holders of Institutional share class of the former Robeco Large Cap Value Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class I shares of John Hancock Disciplined Value Fund. These shares were first offered on 12-22-08. Additionally, the accounting and performance history of the Institutional share class of the Predecessor Fund was redesignated as that of John Hancock Disciplined Value Fund Class I.
4 Audited by previous independent registered public accounting firm.
5 Based on the average daily shares outstanding.
6 Not annualized.
7 Total returns would have been lower had certain expenses not been reduced during the periods shown.
8 Annualized.
9 Portfolio turnover is shown for the period from 9-1-08 to 3-31-09.

See notes to financial statements	Semiannual report | Disciplined Value Fund	21

CLASS I2 SHARES Period ended	9-30-12[1]	3-31-12	3-31-11	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$13.99	$13.53	$12.04	$7.90	$8.82
Net investment income[3]	0.09	0.15	0.09	0.11	0.05
Net realized and unrealized gain (loss) on investments	0.42	0.75	1.54	4.09	(0.97)
Total from investment operations	0.51	0.90	1.63	4.20	(0.92)
Less distributions
From net investment income	—	(0.13)	(0.07)	(0.06)	—
From net realized gain	—	(0.31)	(0.07)	—	—
Total distributions	—	(0.44)	(0.14)	(0.06)	—
Net asset value, end of period	$14.50	$13.99	$13.53	$12.04	$7.90
Total return (%)[4]	3.65[5]	7.24	13.65	53.27	(10.43)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$25	$25	$23	$19	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89[7]	0.93	0.92	1.13	5.08[7]
Expenses net of fee waivers and credits	0.85[7]	0.85	0.85	0.75	0.75[7]
Net investment income	1.30[7]	1.21	0.74	0.99	2.23[7]
Portfolio turnover (%)	21	44	50	59	52[8]

1 Six months ended 9-30-12. Unaudited.
2 The inception date for Class I2 shares is 12-22-08.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 9-1-08 to 3-31-09.

CLASS R1 SHARES Period ended	9-30-12[1]	3-31-12	3-31-11	3-31-10[2]

Per share operating performance

Net asset value, beginning of period	$13.99	$13.52	$12.05	$9.01
Net investment income[3]	0.04	0.06	—[4]	0.02
Net realized and unrealized gain on investments	0.42	0.74	1.54	3.02
Total from investment operations	0.46	0.80	1.54	3.04
Less distributions
From net investment income	—	(0.02)	—	—
From net realized gain	—	(0.31)	(0.07)	—
Total distributions	—	(0.33)	(0.07)	—
Net asset value, end of period	$14.45	$13.99	$13.52	$12.05
Total return (%)[5]	3.29[6]	6.41	12.80	33.74[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$5	$3	$1	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.75[8]	2.16	3.21	2.96[8]
Expenses net of fee waivers and credits	1.59[8]	1.65	1.61	1.50[8]
Net investment income	0.55[8]	0.45	0.01	0.29[8]
Portfolio turnover (%)	21	44	50	59[9]

1 Six months ended 9-30-12. Unaudited.
2 The inception date for Class R1 shares is 7-13-09.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 Portfolio turnover is shown for the period from 4-1-09 to 3-31-10.

22	Disciplined Value Fund | Semiannual report	See notes to financial statements

CLASS R2 SHARES Period ended	9-30-12[1]	3-31-12[2]

Per share operating performance

Net asset value, beginning of period	$14.00	$13.49
Net investment income[3]	0.05	—[4]
Net realized and unrealized gain on investments	0.42	0.51
Total from investment operations	0.47	0.51
Net asset value, end of period	$14.47	$14.00
Total return (%)[5]	3.36[6]	3.78[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	16.85[8]	15.96[8]
Expenses net of fee waivers and credits	1.36[8]	1.40[8]
Net investment income	0.79[8]	0.41[8]
Portfolio turnover (%)	21	44[9]

1 Six months ended 9-30-12. Unaudited.
2 Period from 3-1-12 (inception date) to 3-31-12.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

CLASS R3 SHARES Period ended	9-30-12[1]	3-31-12	3-31-11	3-31-10[2]

Per share operating performance

Net asset value, beginning of period	$13.99	$13.52	$12.04	$8.98
Net investment income[3]	0.04	0.07	0.01	0.04
Net realized and unrealized gain on investments	0.42	0.75	1.54	3.02
Total from investment operations	0.46	0.82	1.55	3.06
Less distributions
From net investment income	—	(0.04)	—[4]	—
From net realized gain	—	(0.31)	(0.07)	—
Total distributions	—	(0.35)	(0.07)	—
Net asset value, end of period	$14.45	$13.99	$13.52	$12.04
Total return (%)[5]	3.29[6]	6.52	12.93	34.08[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	—[7]	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.12[8]	11.16	20.34	10.23[8]
Expenses net of fee waivers and credits	1.49[8]	1.55	1.52	1.40[8]
Net investment income	0.60[8]	0.54	0.10	0.43[8]
Portfolio turnover (%)	21	44	50	59[9]

1 Six months ended 9-30-12. Unaudited.
2 The inception date for Class R3 shares is 5-22-09.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 Portfolio turnover is shown for the period from 4-1-09 to 3-31-10.

See notes to financial statements	Semiannual report | Disciplined Value Fund	23

CLASS R4 SHARES Period ended	9-30-12[1]	3-31-12	3-31-11	3-31-10[2]

Per share operating performance

Net asset value, beginning of period	$13.99	$13.52	$12.04	$8.98
Net investment income[3]	0.07	0.11	0.05	0.07
Net realized and unrealized gain on investments	0.42	0.75	1.54	3.02
Total from investment operations	0.49	0.86	1.59	3.09
Less distributions
From net investment income	—	(0.08)	(0.04)	(0.03)
From net realized gain	—	(0.31)	(0.07)	—
Total distributions	—	(0.39)	(0.11)	(0.03)
Net asset value, end of period	$14.48	$13.99	$13.52	$12.04
Total return (%)[4]	3.50[5]	6.86	13.25	34.42[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.49[6]	2.35	2.81	2.88[6]
Expenses net of fee waivers and credits	1.13[6]	1.25	1.20	1.10[6]
Net investment income	1.01[6]	0.85	0.40	0.75[6]
Portfolio turnover (%)	21	44	50	59[7]

1 Six months ended 9-30-12. Unaudited.
2 The inception date for Class R4 shares is 5-22-09.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-09 to 3-31-10.

CLASS R5 SHARES Period ended	9-30-12[1]	3-31-12	3-31-11	3-31-10[2]

Per share operating performance

Net asset value, beginning of period	$14.00	$13.53	$12.04	$8.98
Net investment income[3]	0.10	0.15	0.08	0.10
Net realized and unrealized gain on investments	0.41	0.74	1.55	3.02
Total from investment operations	0.51	0.89	1.63	3.12
Less distributions
From net investment income	—	(0.11)	(0.07)	(0.06)
From net realized gain	—	(0.31)	(0.07)	—
Total distributions	—	(0.42)	(0.14)	(0.06)
Net asset value, end of period	$14.51	$14.00	$13.53	$12.04
Total return (%)	3.64[4]	7.20	13.61[5]	34.77[5,4]

Ratios and supplemental data

Net assets, end of period (in millions)	$355	$33	$15	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80[7]	0.90	1.23	9.54[7]
Expenses net of fee waivers and credits	0.80[7]	0.90	0.94	0.80[7]
Net investment income	1.45[7]	1.19	0.59	1.03[7]
Portfolio turnover (%)	21	44	50	59[8]

1 Six months ended 9-30-12. Unaudited.
2 The inception date for Class R5 shares is 5-22-09.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-09 to 3-31-10.

24	Disciplined Value Fund | Semiannual report	See notes to financial statements

CLASS R6 SHARES Period ended	9-30-12[1]	3-31-12[2]

Per share operating performance

Net asset value, beginning of period	$14.00	$12.19
Net investment income[3]	0.08	0.10
Net realized and unrealized gain on investments	0.44	2.15
Total from investment operations	0.52	2.25
Less distributions
From net investment income	—	(0.13)
From net realized gain	—	(0.31)
Total distributions	—	(0.44)
Net asset value, end of period	$14.52	$14.00
Total return (%)[4]	3.71[5]	19.09[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$51	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87[6]	2.32[6]
Expenses net of fee waivers and credits	0.83[6]	0.86[6]
Net investment income	1.21[6]	1.31[6]
Portfolio turnover (%)	21	44[7]

1 Six months ended 9-30-12. Unaudited.
2 Period from 9-1-11 (inception date) to 3-31-12.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the period shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

CLASS NAV SHARES Period ended	9-30-12[1]	3-31-12	3-31-11	3-31-10[2]

Per share operating performance

Net asset value, beginning of period	$14.00	$13.53	$12.04	$9.18
Net investment income[3]	0.09	0.16	0.10	0.10
Net realized and unrealized gain on investments	0.43	0.75	1.54	2.82
Total from investment operations	0.52	0.91	1.64	2.92
Less distributions
From net investment income	—	(0.13)	(0.08)	(0.06)
From net realized gain	—	(0.31)	(0.07)	—
Total distributions	—	(0.44)	(0.15)	(0.06)
Net asset value, end of period	$14.52	$14.00	$13.53	$12.04
Total return (%)	3.71[4]	7.38	13.71	31.89[4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	$504	$338	$405	$228
Ratios (as a percentage of average net assets):
Expenses before reductions	0.75[6]	0.77	0.79	0.83[6]
Expenses net of fee waivers and credits	0.75[6]	0.77	0.79	0.75[6]
Net investment income	1.38[6]	1.28	0.82	1.05[6]
Portfolio turnover (%)	21	44	50	59[7]

1 Six months ended 9-30-12. Unaudited.
2 The inception date for Class NAV shares is 5-29-09.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-09 to 3-31-10.

See notes to financial statements	Semiannual report | Disciplined Value Fund	25

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Disciplined Value Fund (the Fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class I2 shares are closed to new investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available or reliable, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are

26	Disciplined Value Fund | Semiannual report

not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of September 30, 2012, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, which has a floating net asset value (NAV) and invests in short term investments as part of the securities lending program, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral and through securities lending provider indemnification, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value or possible loss of rights in the collateral should the borrower fail financially. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended September 30, 2012, were $2,180. For the six months ended September 30, 2012, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense

Semiannual report | Disciplined Value Fund	27

estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $57,465,809 available to offset future net realized capital gains as of March 31, 2012. Availability of a certain amount of the loss carryforward, which was acquired in a merger, may be limited in a given year. The loss carryforward expires as follows: March 31, 2016 — $14,852,134 and March 31, 2017 — $42,613,675.

As of March 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is

28	Disciplined Value Fund | Semiannual report

unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.750% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.725% of the next $500,000,000; (c) 0.700% of the next $500,000,000; (d) 0.675% of the next $1,000,000,000; and (e) 0.650% of the Fund’s average daily net assets in excess of $2,500,000,000. The Adviser has a subadvisory agreement with Robeco Investment Management, Inc. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to reimburse or limit certain expenses for each share class of the Fund. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses, shareholder services fees and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The reimbursements and limits are such that these expenses will not exceed 2.05%, 2.05%, 0.85%, 1.57%, 1.32%, 1.47%, 1.07%, 0.87% and 0.82% for Class B, Class C, Class I2, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares, respectively. The fee waivers and/or expense reimbursements will continue in effect until June 30, 2013 for Class B, Class C and Class I2 shares and September 30, 2013 for Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares. From July 1, 2012 to September 10, 2012 the fee waivers and/or reimbursements for Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares were voluntary. Prior to June 1, 2012, the fee waivers and/or reimbursements were such that the above expenses would not exceed 1.25% for Class R4 shares. Prior to July 1, 2012, the fee waivers and/or reimbursements were such that the above expenses would not exceed 1.30%, 0.99%, 1.65%, 1.40%, 1.55%, 1.15%, 0.95% and 0.86% for Class A, Class I, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares.

For the six months ended September 30, 2012, the expense reductions amounted to the following:

EXPENSE
CLASS	REDUCTIONS

Class A	—
Class B	$328
Class C	—
Class I	—
Class I2	5,065
Class R1	3,060
Class R2	7,865
Class R3	2,796
Class R4	2,660
Class R5	—
Class R6	6,370

Total	$28,144

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the six months ended September 30, 2012 were equivalent to a net annual effective rate of 0.70% of the Fund’s average daily net assets.

Semiannual report | Disciplined Value Fund	29

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended September 30, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the Fund pays for certain other services. The Fund pays the following contractual rates of distribution fees and may pay up to the following service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares. Currently, only 0.25% is charged to Class A shares for 12b-1 fees and 0.00% is charged to Class R2 shares for service fees.

CLASS	12b–1 FEE	SERVICE FEE

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%

The Fund‘s distributor has contractually agreed to waive 0.10% of 12b-1fees of Class R4 shares. This limitation agreement will remain in effect through June 30, 2013, unless renewed by mutual agreement of the Fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Reimbursements related to this contractual waiver amounted to $695 for the six months ended September 30, 2012.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $448,164 for the six months ended September 30, 2012. Of this amount, $67,120 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $378,034 was paid as sales commissions to broker-dealers and $3,010 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to reimburse the Distributor for commissions paid in connection with the sale of these shares. During the six months ended September 30, 2012, CDSCs received by the Distributor amounted to $9,559 and $2,112 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to

30	Disciplined Value Fund | Semiannual report

Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended September 30, 2012 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$1,334,844	$1,034,702	$29,939	$74,864
Class B	51,250	9,930	4,050	1,680
Class C	199,815	38,719	4,469	3,129
Class I	—	405,573	18,485	60,874
Class I2	—	12,727	4,258	—
Class R1	14,387	538	3,409	364
Class R2	127	14	8,019	15
Class R3	2,690	128	3,097	150
Class R4	3,435	272	3,097	136
Class R5	16,936	42,678	3,608	1,093
Class R6	—	4,167	7,937	4,315

Total	$1,623,484	$1,549,448	$90,368	$146,620

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended September 30, 2012 and for the year ended March 31, 2012 were as follows:

	Six months ended 9-30-12		Year ended 3-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	12,586,686	$175,573,911	47,165,205	$613,909,671
Distributions reinvested	—	—	1,509,990	18,225,580
Repurchased	(9,536,386)	(133,097,907)	(17,591,855)	(227,625,452)

Net increase	3,050,300	$42,476,004	31,083,340	$404,509,799

Class B shares

Sold	143,124	$1,907,854	294,727	$3,720,698
Distributions reinvested	—	—	16,172	187,440
Repurchased	(73,221)	(990,780)	(190,036)	(2,322,193)

Net increase	69,903	$917,074	120,863	$1,585,945

Semiannual report | Disciplined Value Fund	31

	Six months ended 9-30-12		Year ended 3-31-12
	Shares	Amount	Shares	Amount
Class C shares

Sold	616,505	$8,260,950	1,390,989	$17,717,572
Distributions reinvested	—	—	60,818	705,490
Repurchased	(416,059)	(5,530,859)	(843,283)	(10,209,275)

Net increase	200,446	$2,730,091	608,524	$8,213,787

Class I shares

Sold	23,417,365	$315,461,714	31,759,192	$403,682,504
Distributions reinvested	—	—	1,547,013	18,208,343
Repurchased	(14,055,397)	(190,581,249)	(12,037,630)	(153,493,373)

Net increase	9,361,968	$124,880,465	21,268,575	$268,397,474

Class I2 shares

Sold	—	—	82,853	$1,075,000
Distributions reinvested	—	—	61,419	722,904
Repurchased	(50,007)	(690,000)	(84,676)	(1,095,000)

Net increase	(50,007)	($690,000)	59,596	$702,904

Class R1 shares

Sold	149,064	$2,020,237	150,887	$1,802,459
Distributions reinvested	—	—	5,864	69,191
Repurchased	(30,036)	(408,665)	(30,750)	(391,643)

Net increase	119,028	$1,611,572	126,001	$1,480,007

Class R2 shares

Sold	304	$4,438	7,413	$100,000
Repurchased	(2)	(22)	—	—

Net increase	302	$4,416	7,413	$100,000

Class R3 shares

Sold	93,933	$1,264,487	17,304	$218,440
Distributions reinvested	—	—	388	4,579
Repurchased	(12,027)	(163,465)	(7,449)	(84,238)

Net increase	81,906	$1,101,022	10,243	$138,781

Class R4 shares

Sold	61,335	$817,091	43,619	$550,529
Distributions reinvested	—	—	3,397	40,021
Repurchased	(11,607)	(160,818)	(22,892)	(291,837)

Net increase	49,728	$656,273	24,124	$298,713

Class R5 shares

Sold	23,174,668	$318,010,847	1,721,488	$21,976,086
Distributions reinvested	—	—	73,217	862,499
Repurchased	(1,091,726)	(14,837,414)	(535,361)	(7,318,050)

Net increase	22,082,942	$303,173,433	1,259,344	$15,520,535

Class R6 shares

Sold	3,601,554	$47,816,184	105,937	$1,240,727
Distributions reinvested	—	—	3,265	38,455
Repurchased	(175,995)	(2,453,968)	(13,123)	(158,206)

Net increase	3,425,559	$45,362,216	96,079	$1,120,976

32	Disciplined Value Fund | Semiannual report

	Six months ended 9-30-12		Year ended 3-31-12
	Shares	Amount	Shares	Amount
Class ADV shares

Distributions reinvested	—	—	102	1,199
Repurchased	—	—	(2,975)	(34,753)

Net increase	—	—	(2,873)	($33,554)

Class NAV shares

Sold	11,833,503	$158,554,896	884,501	$11,692,753
Distributions reinvested	—	—	937,616	11,045,111
Repurchased	(1,277,622)	(17,946,986)	(7,635,342)	(94,395,646)

Net increase (decrease)	10,555,881	$140,607,910	(5,813,225)	($71,657,782)

Net increase	48,947,956	$662,830,476	48,848,004	$630,377,585

Affiliates of the Fund owned 96% and 100% of shares of beneficial interest of Class R2 and Class NAV, respectively, on September 30, 2012. During the year ended March 31, 2012, Class ADV shares were liquidated.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $1,247,916,857 and $556,019,166, respectively, for the six months ended September 30, 2012.

Semiannual report | Disciplined Value Fund	33

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Disciplined Value Fund (the Fund), a series of John Hancock Funds III, met in-person on May 6–8, and June 3–5, 2012 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) between the Adviser and Robeco Investment Management, Inc. (the Subadviser) on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

On June 3–5, 2012, the Board consisted of nine individuals, seven of whom were Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairman. On June 3–5, 2012, the Board had four standing committees that were composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts & Operations Committee. Additionally, on June 3–5, 2012, Investment Performance Committees A and B were standing committees of the Board composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee B was responsible for overseeing and monitoring matters relating to the investment performance of the Fund. The Board also designated an Independent Trustee as Vice Chairman to serve in the absence of the Chairman. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 6–8, 2012 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Lipper, a Thomson Reuters company (Lipper), on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a “Category” and a subset of the Category referred to as the “Expense Group”, each as determined by Lipper, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Expense Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser or Subadviser or their affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and

34	Disciplined Value Fund | Semiannual report

other investment companies, having similar investment mandates, as well as the performance of those other clients and a comparison of the services provided to those other clients and the services provided to the Fund; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 6–8, 2012, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 6–8, 2012 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 3–5, 2012, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement and the Subadvisory Agreement, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s investment manager analytical capabilities, market and economic knowledge and execution of its Subadviser oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the Adviser’s and its affiliates’ policies and procedures for assuring compliance with applicable laws and regulations.

Semiannual report | Disciplined Value Fund	35

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by the Adviser, which analyzed various factors that may affect the Lipper rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Lipper Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Lipper to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2012 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

Set forth below is the performance of the Fund over certain time periods ended December 31, 2011 and that of its Category average and benchmark index over the same periods:

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

Disciplined Value Fund Class A Shares	0.00%	12.44%	–0.23%	4.26%
Large Cap Value Category Average	–2.11%	10.80%	–2.65%	2.89%
Russell 1000 Value TR Index	0.39%	11.55%	–2.64%	3.89%

The Board noted that, although the Fund had underperformed its benchmark index’s performance over the one-year period, the Fund’s performance compared favorably with the Category’s average performance and the benchmark index’s performance over all other periods shown.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Expense Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including other registered investment companies, institutional investors and separate accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the

36	Disciplined Value Fund | Semiannual report

Expense Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and, if different, the Fund’s total operating expense ratio after taking into account any fee waiver or expense waiver agreement by the Adviser (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Expense Group median.

The Board noted that the Fund’s advisory fee ratio was eight basis points above the Expense Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s 2011 financial statements in relation with the Fund’s Expense Group median provided by Lipper in April 2012:

	FUND — CLASS A	EXPENSE GROUP MEDIAN

Advisory Fee Ratio	0.72%	0.64%
Gross Expense Ratio	1.21%	1.17%
Net Expense Ratio	1.21%	1.17%

The Board received and reviewed statements relating to the Adviser’s financial condition and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services under the Advisory Agreement, as well as from other relationships between the Fund and the Adviser and its affiliates. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2011 compared to available aggregate profitability data provided for the year ended December 31, 2010. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

The Board also considered a comparison of the Adviser’s profitability to that of a limited number of other investment advisers whose profitability information is publicly available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is limited.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the subadvisory fee under the Subadvisory Agreement had been negotiated by the Adviser and the Subadviser on an arm’s-length basis. For this reason, the Subadviser’s separate profitability from its relationship with the Fund was not a factor in determining whether to renew the Subadvisory Agreement. In evaluating overall fees for investment management, the Board recognized the inherently higher cost structure of subadvised funds.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Semiannual report | Disciplined Value Fund	37

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and, in the case of the Adviser, the engagement of its affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement and the Subadvisory Agreement each for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their ongoing regular review of Fund performance and operations throughout the year.

38	Disciplined Value Fund | Semiannual report

More information

Trustees	Investment adviser
Steven R. Pruchansky,* Chairman	John Hancock Investment Management
William H. Cunningham	Services, LLC
Deborah C. Jackson
Hugh McHaffie†	Subadviser
Dr. John A. Moore,* Vice Chairman	Robeco Investment Management, Inc.
Gregory A. Russo*
John G. Vrysen†	Principal distributor
John Hancock Funds, LLC
Officers
Hugh McHaffie	Custodian
President	State Street Bank and Trust Company

Andrew G. Arnott	Transfer agent
Executive Vice President	John Hancock Signature Services, Inc.

Thomas M. Kinzler	Legal counsel
Secretary and Chief Legal Officer	K&L Gates LLP

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Disciplined Value Fund	39

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Disciplined Value Fund.	340SA 9/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	11/12

John Hancock MUTUAL FUNDS

John Hancock
Core High Yield Fund

Semiannual Report
9.30.12

A look at performance

Total returns for the period ended September 30, 2012

										SEC 30-day	SEC 30-day
	Average annual total returns (%)				Cumulative total returns (%)					yield (%)	yield (%)
	with maximum sales charge				with maximum sales charge					subsidized	unsubsidized[1]

				Since					Since	as of	as of
	1-year	5-year	10-year	inception[2]	6-months	1-year	5-year	10-year	inception[2]	9-30-12	9-30-12

Class A	13.01	—	—	17.68	1.11	13.01	—	—	74.58	6.04	5.55

Class I3	18.60	—	—	19.64	6.03	18.60	—	—	84.70	6.63	6.05

Performance figures assume all dividends have been reinvested. Figures reflect maximum sales charge on Class A shares of 4.5%. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 6-30-13. Had the fee waivers and expense limitations not been in place gross expenses would apply. The expense ratios are as follows:

	Class A	Class I
Net (%)	1.18	0.87
Gross (%)	1.81	63.17

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Footnotes on following page.

6	Core High Yield Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class I3	4-30-09	$18,470	$18,470	$18,391

Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index is an unmanaged index composed of U.S. currency high-yield bonds issued by U.S. and non-U.S. issuers.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 Unsubsidized yields reflect what the yield would have been without the effect of reimbursements and waivers.

2 From 4-30-09.

3 For certain types of investors, as described in the Fund’s prospectuses.

Semiannual report | Core High Yield Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2012 with the same investment held until September 30, 2012.

	Account value	Ending value	Expenses paid during
	on 4-1-12	on 9-30-12	period ended 9-30-12[1]

Class A	$1,000.00	$1,059.10	$6.09

Class I	1,000.00	1,060.30	4.49

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Core High Yield Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on April 1, 2012, with the same investment held until September 30, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 4-1-12	on 9-30-12	period ended 9-30-12[1]

Class A	$1,000.00	$1,019.20	$5.97

Class I	1,000.00	1,020.70	4.41

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.18% and 0.87% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | Core High Yield Fund	9

Portfolio summary

Top 10 Issuers (26.3% of Net Assets on 9-30-12)[1,2]

Chesapeake Energy Corp.	3.4%	Pretium Packaging LLC	2.6%

Ferro Corp.	3.3%	Reddy Ice Corp.	2.3%

BreitBurn Energy Partners LP	2.7%	Frontier Communications Corp.	2.3%

SUPERVALU, Inc.	2.6%	Forbes Energy Services, Ltd.	2.3%

CPM Holdings, Inc.	2.6%	iPayment, Inc.	2.2%

Sector Composition[1,3]

Energy	17.3%	Telecommunication Services	6.0%

Materials	14.5%	Health Care	4.5%

Consumer Discretionary	13.9%	Information Technology	3.8%

Consumer Staples	9.6%	Utilities	1.9%

Financials	8.1%	Short-Term Investments & Other	13.3%

Industrials	7.1%

Quality Composition[1,4]

BBB	1.4%	CCC & Below	25.7%

BB	11.4%	Not Rated	6.2%

B	42.0%	Short-Term Investments & Other	13.3%

1 As a percentage of net assets on 9-30-12.

2 Cash and cash equivalents not included.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

4 Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available from these agencies. All are as of 9-30-12 and do not reflect subsequent downgrades or upgrades, if any.

10	Core High Yield Fund | Semiannual report

Fund’s investments

As of 9-30-12 (unaudited)

		Maturity
	Rate (%)	date	Par value^	Value
Corporate Bonds 73.5%				$85,662,939

(Cost $83,405,024)

Consumer Discretionary 8.7%				10,113,796

Auto Components 0.2%

UCI International, Inc.	8.625	02-15-19	250,000	248,750

Diversified Consumer Services 1.4%

Monitronics International, Inc.	9.125	04-01-20	250,000	260,000

Stonemor Operating LLC	10.250	12-01-17	1,350,000	1,350,000

Hotels, Restaurants & Leisure 3.6%

Boyd Gaming Corp.	7.125	02-01-16	1,000,000	990,000

Caesars Entertainment Operating
Company, Inc.	11.250	06-01-17	250,000	268,750

Great Canadian Gaming Corp. (CAD) (D)	6.625	07-25-22	2,000,000	2,100,496

Mandalay Resort Group	7.625	07-15-13	750,000	768,750

Marina District Finance Company, Inc.	9.875	08-15-18	100,000	100,250

Household Durables 0.9%

The Ryland Group, Inc.	5.375	10-01-22	1,000,000	1,000,000

Media 2.6%

American Media, Inc. (S)	12.000	12-15-17	94,000	89,300

Columbus International, Inc. (S)	11.500	11-20-14	750,000	832,500

Postmedia Network, Inc.	12.500	07-15-18	2,000,000	2,105,000

Consumer Staples 9.6%				11,204,938

Food & Staples Retailing 3.0%

Rite Aid Corp.	9.500	06-15-17	500,000	514,375

SUPERVALU, Inc.	7.500	11-15-14	3,175,000	3,048,000

Food Products 4.1%

Del Monte Corp.	7.625	02-15-19	1,250,000	1,285,938

Reddy Ice Corp.	11.250	03-15-15	2,680,000	2,696,750

Southern States Cooperative, Inc. (S)	11.250	05-15-15	750,000	781,875

Household Products 1.4%

YCC Holdings LLC, PIK	10.250	02-15-16	1,550,000	1,604,250

Tobacco 1.1%

Alliance One International, Inc.	10.000	07-15-16	750,000	776,250

North Atlantic Trading Company, Inc. (S)	11.500	07-15-16	500,000	497,500

See notes to financial statements	Semiannual report | Core High Yield Fund	11

		Maturity
	Rate (%)	date	Par value^	Value
Energy 13.9%				$16,156,438

Energy Equipment & Services 5.2%

Bristow Group, Inc.	6.250	10-15-22	250,000	255,938

Forbes Energy Services, Ltd.	9.000	06-15-19	2,750,000	2,667,500

Heckmann Corp.	9.875	04-15-18	2,000,000	2,060,000

Offshore Group Investments, Ltd.	11.500	08-01-15	750,000	828,750

Pioneer Energy Services Corp.	9.875	03-15-18	250,000	271,875

Oil, Gas & Consumable Fuels 8.7%

Arch Coal, Inc.	8.750	08-01-16	2,000,000	1,960,000

Bill Barrett Corp.	7.625	10-01-19	1,000,000	1,060,000

BreitBurn Energy Partners LP (S)	7.875	04-15-22	3,000,000	3,105,000

Carrizo Oil & Gas, Inc.	7.500	09-15-20	750,000	766,875

EPL Oil & Gas, Inc.	8.250	02-15-18	1,500,000	1,515,000

Forest Oil Corp.	7.250	06-15-19	1,000,000	992,500

Green Field Energy Services, Inc. (S)	13.000	11-15-16	250,000	245,000

Stone Energy Corp.	8.625	02-01-17	400,000	428,000

Financials 8.1%				9,404,545

Capital Markets 1.5%

GFI Group, Inc.	8.625	07-19-18	2,000,000	1,755,000

Commercial Banks 0.7%

CIT Group, Inc.	5.000	05-15-17	750,000	800,625

Consumer Finance 0.7%

TMX Finance LLC	13.250	07-15-15	750,000	832,500

Diversified Financial Services 4.1%

General Electric Capital Corp., (6.250%
to 12-15-22, then 3 month LIBOR +
4.704%) (Q)	6.250	12-15-22	1,500,000	1,583,295

iPayment, Inc.	10.250	05-15-18	3,000,000	2,617,500

Reliance Intermediate Holdings LP (S)	9.500	12-15-19	500,000	572,500

Real Estate Investment Trusts 0.6%

CNL Lifestyle Properties, Inc.	7.250	04-15-19	750,000	710,625

Real Estate Management & Development 0.5%

Kennedy-Wilson, Inc.	8.750	04-01-19	500,000	532,500

Health Care 4.5%				5,203,500

Health Care Equipment & Supplies 0.9%

Apria Healthcare Group, Inc.	12.375	11-01-14	1,000,000	975,000

Health Care Providers & Services 3.6%

American Renal Holdings Company, Inc.	8.375	05-15-18	100,000	105,500

BioScrip, Inc.	10.250	10-01-15	750,000	808,125

OnCure Holdings, Inc.	11.750	05-15-17	175,000	103,250

Radiation Therapy Services, Inc.	9.875	04-15-17	150,000	109,125

Radnet Management, Inc.	10.375	04-01-18	2,050,000	2,070,500

Rotech Healthcare, Inc.	10.750	10-15-15	1,000,000	975,000

Rotech Healthcare, Inc., 2nd Lien	10.500	03-15-18	100,000	57,000

Industrials 4.2%				4,940,702

Aerospace & Defense 1.2%

Kratos Defense & Security Solutions, Inc.	10.000	06-01-17	1,350,000	1,458,000

12	Core High Yield Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Building Products 0.9%

Nortek, Inc.	8.500	04-15-21	500,000	$532,500

Ply Gem Industries, Inc. (S)	9.375	04-15-17	500,000	502,500

Commercial Services & Supplies 1.6%

Casella Waste Systems, Inc.	7.750	02-15-19	100,000	98,000

Garda World Security Corp. (S)	9.750	03-15-17	100,000	104,500

RR Donnelley & Sons Company	8.250	03-15-19	1,250,000	1,268,750

The Sheridan Group, Inc.	12.500	04-15-14	486,312	403,639

Marine 0.2%

Commercial Barge Line Company	12.500	07-15-17	250,000	278,438

Professional Services 0.3%

TransUnion LLC	11.375	06-15-18	250,000	294,375

Information Technology 2.1%				2,438,750

Communications Equipment 1.2%

Nokia OYJ	5.375	05-15-19	1,700,000	1,423,750

Electronic Equipment, Instruments & Components 0.9%

Kemet Corp.	10.500	05-01-18	1,000,000	1,015,000

Materials 14.5%				16,925,770

Chemicals 4.2%

Ferro Corp.	7.875	08-15-18	4,000,000	3,860,000

Momentive Performance Materials, Inc.	12.500	06-15-14	1,000,000	1,030,000

Construction Materials 0.2%

Summit Materials LLC (S)	10.500	01-31-20	250,000	267,500

Containers & Packaging 2.6%

Pretium Packaging LLC	11.500	04-01-16	2,890,000	2,955,025

Metals & Mining 5.7%

AM Castle & Company	12.750	12-15-16	75,000	84,750

Century Aluminum Company	8.000	05-15-14	1,000,000	1,012,500

Novelis, Inc.	8.750	12-15-20	100,000	110,750

Optima Specialty Steel, Inc. (S)	12.500	12-15-16	250,000	263,750

Sherritt International Corp. (CAD) (D)	7.500	09-24-20	2,250,000	2,311,001

Taseko Mines, Ltd.	7.750	04-15-19	750,000	718,125

Thompson Creek Metals Company, Inc.	12.500	05-01-19	2,250,000	2,177,569

Paper & Forest Products 1.8%

Tembec Industries, Inc.	11.250	12-15-18	1,476,000	1,549,800

UPM-Kymmene OYJ (S)	7.450	11-26-27	600,000	585,000

Telecommunication Services 6.0%				7,002,000

Diversified Telecommunication Services 4.6%

Cincinnati Bell, Inc.	8.375	10-15-20	1,000,000	1,075,000

Frontier Communications Corp.	8.500	04-15-20	1,000,000	1,130,000

Frontier Communications Corp.	7.125	01-15-23	1,500,000	1,560,000

Satmex Escrow SA de CV	9.500	05-15-17	1,250,000	1,321,875

Wind Acquisition Finance SA (S)	11.750	07-15-17	250,000	235,625

Wireless Telecommunication Services 1.4%

Goodman Networks, Inc. (S)	12.375	07-01-18	600,000	642,000

Sprint Capital Corp.	6.900	05-01-19	1,000,000	1,037,500

See notes to financial statements	Semiannual report | Core High Yield Fund	13

		Maturity
	Rate (%)	date	Par value^	Value
Utilities 1.9%				$2,272,500

Independent Power Producers & Energy Traders 1.9%

Dynegy Holdings LLC (H)	8.375	05-01-16	250,000	142,500

GenOn Energy, Inc.	7.875	06-15-17	2,000,000	2,130,000

Convertible Bonds 1.4%				$1,609,875

(Cost $1,546,209)

Consumer Discretionary 1.1%				1,321,875

M/I Homes, Inc.	3.250	09-15-17	1,250,000	1,321,875

Industrials 0.3%				288,000

Sea Trucks Group, Ltd. (12.000% Steps up
to 13.000% on 1-31-13)	12.000	01-31-15	300,000	288,000

Term Loans (M) 11.8%				$13,755,401

(Cost $13,618,280)

Consumer Discretionary 4.1%				4,729,338

Collective Brands, Inc. (T)	—	09-19-19	2,000,000	2,003,760

Eastman Kodak Company	8.500	07-19-13	2,000,000	1,970,000

Landry’s, Inc.	6.500	04-24-18	746,250	755,578

Energy 3.4%				4,010,000

Chesapeake Energy Corp.	8.500	12-01-17	4,000,000	4,010,000

Industrials 2.6%				3,015,000

CPM Holdings, Inc.	10.250	02-28-18	3,000,000	3,015,000

Information Technology 1.7%				2,001,063

Blue Coat Systems, Inc.	7.500	02-15-18	1,981,250	2,001,063

			Shares	Value
Warrants 0.0%				$7,500

(Cost $17,500)

Energy 0.0%				7,500

Green Field Energy Services, Inc. (Strike Price: $0.01,
Expiration Date: 11-15-21) (I)(S)			250	7,500

			Par value^	Value
Short-Term Investments 13.8%				$16,055,000

(Cost $16,055,000)

Repurchase Agreement 13.8%				16,055,000

Repurchase Agreement with State Street Corp. dated 9-28-12
at 0.010% to be repurchased at $16,055,013 on 10-1-12,
collateralized by $16,320,000 U.S. Treasury Notes, 0.375% due
4-15-15 (valued at $16,380,906 including interest)			16,055,000	16,055,000

Total investments (Cost $114,642,013)† 100.5%				$117,090,715

Other assets and liabilities, net (0.5%)				($597,342)

Total net assets 100.0%				$116,493,373

^ The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund. All par values are denominated in U.S. dollars unless otherwise indicated.

14	Core High Yield Fund | Semiannual report	See notes to financial statements

Notes to Schedule of Investments

CAD Canadian Dollar

PIK Paid In Kind

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(H) Non-income producing — Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(T) This position represents an unsettled loan commitment at period end where the coupon rate will be determined at time of settlement.

† At 9-30-12, the aggregate cost of investment securities for federal income tax purposes was $114,662,346. Net unrealized appreciation aggregated $2,428,369, of which $2,950,471 related to appreciated investment securities and $522,102 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of net assets on 9-30-12:

United States	87.2%
Canada	8.1%
Finland	1.7%
Mexico	1.1%
Barbados	0.7%
Cayman Islands	0.7%
Nigeria	0.3%
Luxembourg	0.2%

See notes to financial statements	Semiannual report | Core High Yield Fund	15

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 9-30-12 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $98,587,013)	$101,035,715
Repurchase agreements, at value (Cost $16,055,000)	16,055,000

Total investments, at value (Cost $114,642,013)	117,090,715
Cash	92
Foreign currency, at value (Cost $149)	151
Receivable for investments sold	1,875
Receivable for fund shares sold	3,764,484
Interest receivable	2,330,142
Receivable due from adviser	18,852
Other receivables and prepaid expenses	36,015

Total assets	123,242,326

Liabilities

Payable for investments purchased	6,321,061
Payable for fund shares repurchased	295,043
Distributions payable	44,443
Payable to affiliates
Accounting and legal services fees	2,998
Transfer agent fees	13,891
Trustees’ fees	117
Other liabilities and accrued expenses	71,400

Total liabilities	6,748,953

Net assets

Paid-in capital	$113,910,902
Undistributed net investment income	9,982
Accumulated net realized gain (loss) on investments and foreign
currency transactions	123,645
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	2,448,844

Net assets	$116,493,373

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($93,733,227 ÷ 8,738,570 shares)	$10.73
Class I ($22,760,146 ÷ 2,121,363 shares)	$10.73

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[1]	$11.24

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

16	Core High Yield Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six month period ended 9-30-12
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$2,075,156

Total investment income	2,075,156

Expenses

Investment management fees	161,038
Distribution and service fees	53,614
Accounting and legal services fees	4,147
Transfer agent fees	44,894
Trustees’ fees	701
State registration fees	21,245
Printing and postage	4,805
Professional fees	50,049
Custodian fees	6,049
Registration and filing fees	35,945
Other	3,760

Total expenses	386,247
Less expense reductions	(104,084)

Net expenses	282,163

Net investment income	1,792,993

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(77,642)
Foreign currency transactions	29,721

(47,921)
Change in net unrealized appreciation (depreciation) of
Investments	1,834,490
Translation of assets and liabilities in foreign currencies	142

1,834,632

Net realized and unrealized gain	1,786,711

Increase in net assets from operations	$3,579,704

See notes to financial statements	Semiannual report | Core High Yield Fund	17

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	9-30-12	ended
	(Unaudited)	3-31-12

Increase (decrease) in net assets

From operations
Net investment income	$1,792,993	$1,598,150
Net realized gain (loss)	(47,921)	738,397
Change in net unrealized appreciation (depreciation)	1,834,632	(1,121,740)

Increase in net assets resulting from operations	3,579,704	1,214,807

Distributions to shareholders
From net investment income
Class A	(1,549,646)	(1,553,413)
Class I	(237,634)	(2,686)
From net realized gain
Class A	—	(910,315)
Class I	—	(1,520)

Total distributions	(1,787,280)	(2,467,934)

From Fund share transactions	98,584,689	337,709

Total increase (decrease)	100,377,113	(915,418)

Net assets

Beginning of period	16,116,260	17,031,678

End of period	$116,493,373	$16,116,260

Undistributed net investment income	$9,982	$4,269

18	Core High Yield Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	9-30-12[1]	3-31-12	3-31-11	3-31-10[2]

Per share operating performance

Net asset value, beginning of period	$10.52	$11.35	$11.59	$10.00
Net investment income[3]	0.42	1.07	1.16	0.99
Net realized and unrealized gain (loss) on investments	0.19	(0.25)	0.92	2.21
Total from investment operations	0.61	0.82	2.08	3.20
Less distributions
From net investment income	(0.40)	(1.04)	(1.20)	(0.98)
From net realized gain	—	(0.61)	(1.12)	(0.63)
Total distributions	(0.40)	(1.65)	(2.32)	(1.61)
Net asset value, end of period	$10.73	$10.52	$11.35	$11.59
Total return (%)[4,5]	5.91[6]	8.12	19.34	33.75[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$94	$16	$17	$17
Ratios (as a percentage of average net assets):
Expenses before reductions	1.57[7]	1.68	1.55	1.36[7]
Expenses net of fee waivers	1.18[7]	1.24	1.21	1.13[7]
Net investment income	7.99[7]	9.82	9.99	9.82[7]
Portfolio turnover (%)	6	64	207	389

1 Six months ended 9-30-12. Unaudited.
2 Period from 4-30-09 (inception date) to 3-31-10.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.

See notes to financial statements	Semiannual report | Core High Yield Fund	19

CLASS I SHARES Period ended	9-30-12[1]	3-31-12	3-31-11	3-31-10[2]

Per share operating performance

Net asset value, beginning of period	$10.52	$11.36	$11.59	$10.00
Net investment income[3]	0.43	1.10	1.21	1.02
Net realized and unrealized gain (loss) on investments	0.19	(0.26)	0.92	2.20
Total from investment operations	0.62	0.84	2.13	3.22
Less distributions
From net investment income	(0.41)	(1.07)	(1.24)	(1.00)
From net realized gain	—	(0.61)	(1.12)	(0.63)
Total distributions	(0.41)	(1.68)	(2.36)	(1.63)
Net asset value, end of period	$10.73	$10.52	$11.36	$11.59
Total return (%)[4]	6.03[5]	8.39	19.87	34.08[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$23	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.50[7]	4.23	1.35	3.52[7]
Expenses net of fee waivers	0.87[7]	0.90	0.85	0.85[7]
Net investment income	8.29[7]	10.17	10.35	10.10[7]
Portfolio turnover (%)	6	64	207	389

1 Six months ended 9-30-12. Unaudited.
2 Period from 4-30-09 (inception date) to 3-31-10.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

20	Core High Yield Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Core High Yield Fund (the Fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek total return, consisting of a high level of current income and capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Semiannual report | Core High Yield Fund	21

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of September 30, 2012, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 9-30-12	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds
Consumer Discretionary	$10,113,796	—	$10,113,796	—
Consumer Staples	11,204,938	—	11,204,938	—
Energy	16,156,438	—	16,156,438	—
Financials	9,404,545	—	9,404,545	—
Health Care	5,203,500	—	5,203,500	—
Industrials	4,940,702	—	4,940,702	—
Information Technology	2,438,750	—	2,438,750	—
Materials	16,925,770	—	16,925,770	—
Telecommunication
Services	7,002,000	—	7,002,000	—
Utilities	2,272,500	—	2,272,500	—
Convertible Bonds
Consumer Discretionary	1,321,875	—	1,321,875	—
Industrials	288,000	—	—	$288,000
Term Loans
Consumer Discretionary	4,729,338	—	4,729,338	—
Energy	4,010,000	—	4,010,000	—
Industrials	3,015,000	—	3,015,000	—
Information Technology	2,001,063	—	2,001,063	—
Warrants	7,500	—	7,500	—
Short-Term Investments	16,055,000	—	16,055,000	—

Total Investments in
Securities	$117,090,715	—	$116,802,715	$288,000

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

CONVERTIBLE BONDS

Balance as of 3-31-12	$267,000
Realized gain (loss)	—
Changed in unrealized appreciation (depreciation)	21,000
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 9-30-12	$288,000
Change in unrealized at period end *	$21,000

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase

22	Core High Yield Fund | Semiannual report

agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. The Fund may have limited rights to enforce the terms of an underlying loan.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended September 30, 2012, were $591. For the six months ended September 30, 2012, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual report | Core High Yield Fund	23

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of March 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gains distributions, if any, are paid annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions on a tax basis are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to defaulted bonds, distributions payable and tender consent fees.

New accounting pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. ASU 2011-11 may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

24	Core High Yield Fund | Semiannual report

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.650% of the first $250,000,000 of the Fund’s average daily net assets; (b) 0.625% of the next $250,000,000; (c) 0.600% of the next $500,000,000; (d) 0.550% of the next $1,500,000,000; and (e) 0.525% of the Fund’s average daily net assets in excess of $2,500,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (North America) Limited, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.18% for Class A shares and 0.87% for Class I shares. The fee waivers and/or reimbursements will continue in effect until June 30, 2013, unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at the time.

In addition, the Adviser has voluntarily agreed to waive fees and/or reimburse certain other expenses of the Fund excluding taxes, portfolio brokerage commissions, interest, adviser fees, Rule 12b-1 fees, transfer agent fees, service fees, blue sky fees, printing and postage, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. This voluntary expense reimbursement will continue in effect until terminated at any time by the Adviser on notice to the Fund. The fee waivers and/or reimbursements are such that these expenses will not exceed 0.19% of average net assets.

Accordingly, the expense reductions or reimbursements related to these agreements were $83,070 and $21,014 for Class A and Class I shares, respectively, for the six months ended September 30, 2012.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the six months ended September 30, 2012 were equivalent to a net annual effective rate of 0.23% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended September 30, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to an annual rate of 0.30% of average daily net assets for Class A shares for distribution and service fees. Currently, only 0.25% is charged to Class A shares for distribution and service fees.

Semiannual report | Core High Yield Fund	25

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,083,525 for the six months ended September 30, 2012. Of this amount, $130,701 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $933,590 was paid as sales commissions to broker-dealers and $19,234 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended September 30, 2012 were:

	DISTRIBUTION AND	TRANSFER	PRINTING	STATE
CLASS	SERVICE FEES	AGENT FEES	AND POSTAGE	REGISTRATION FEES

Class A	$53,614	$41,429	$4,006	$10,748
Class I	—	3,465	799	10,497
Total	$53,614	$44,894	$4,805	$21,245

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

26	Core High Yield Fund | Semiannual report

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended September 30, 2012 and for the year ended March 31, 2012 were as follows:

	Six months ended 9-30-12		Year ended 3-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	8,900,579	$94,035,371	22,608	$237,953
Distributions reinvested	90,551	961,679	12	130
Repurchased	(1,772,668)	(18,737,341)	(12)	(124)

Net increase	7,218,462	$76,259,709	22,608	$237,959

Class I shares

Sold	2,194,691	$23,227,861	9,482	$99,750
Distributions reinvested	22,287	237,015	—	—
Repurchased	(107,597)	(1,139,896)	—	—

Net increase	2,109,381	$22,324,980	9,482	$99,750

Net increase	9,327,843	$98,584,689	32,090	337,709

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $86,537,309 and $2,768,543, respectively, for the six months ended September 30, 2012.

Semiannual report | Core High Yield Fund	27

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Core High Yield Fund (the Fund), a series of John Hancock Funds III, met in-person on May 6–8, and June 3–5, 2012 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) between the Adviser and Manulife Asset Management (North America) Limited (the Subadviser) on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

On June 3–5, 2012, the Board consisted of nine individuals, seven of whom were Independent Trustees. “Independent Trustees” are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairman. On June 3–5, 2012, the Board had four standing committees that were composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts & Operations Committee. Additionally, on June 3–5, 2012, Investment Performance Committees A and B were standing committees of the Board composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee A was responsible for overseeing and monitoring matters relating to the investment performance of the Fund. The Board also designated an Independent Trustee as Vice Chairman to serve in the absence of the Chairman. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 6–8, 2012 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Lipper, a Thomson Reuters company (Lipper), on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a “Category” and a subset of the Category referred to as the “Expense Group”, each as determined by Lipper, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Expense Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser or Subadviser or their affiliates that

28	Core High Yield Fund | Semiannual report

result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, having similar investment mandates, as well as the performance of those other clients and a comparison of the services provided to those other clients and the services provided to the Fund; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 6–8, 2012, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 6–8, 2012 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 3–5, 2012, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement and the Subadvisory Agreement, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s investment manager analytical capabilities, market and economic knowledge and execution of its Subadviser oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the

Semiannual report | Core High Yield Fund	29

Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the Adviser’s and its affiliates’ policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by the Adviser, which analyzed various factors that may affect the Lipper rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Lipper Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Lipper to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2012 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

Set forth below is the performance of the Fund over certain time periods ended December 31, 2011 and that of its Category average and benchmark index over the same periods:

	1 YEAR	SINCE INCEPTION (4-30-09)

Core High Yield Fund Class A Shares	6.77%	19.92%
High Current Yield Category Average	2.78%	16.90%
BOFAML US HY 2 Cnst TR Index	4.37%	19.74%

The Board noted that the Fund outperformed its Category’s average performance and its benchmark index’s performance for the limited periods shown.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Expense Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including other registered investment companies, institutional investors and separate accounts.

30	Core High Yield Fund | Semiannual report

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Expense Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and, if different, the Fund’s total operating expense ratio after taking into account any fee waiver or expense waiver agreement by the Adviser (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Expense Group median.

The Board noted that the Fund’s advisory fee ratio was one basis point above the Expense Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s 2011 financial statements in relation with the Fund’s Expense Group median provided by Lipper in April 2012:

	FUND – CLASS A SHARES	EXPENSE GROUP MEDIAN

Advisory Fee Ratio	0.65%	0.64%
Gross Expense Ratio	1.55%	1.381%
Net Expense Ratio	1.25%	1.19%

The Board viewed favorably the Adviser’s agreement to waive all or a portion of its advisory fees and to reimburse or pay operating expenses to the extent necessary to maintain the Fund’s Net Expense Ratio at 1.18% for Class A shares (and at varying levels for other classes), excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, until June 30, 2013. The Board favorably considered the impact of this agreement toward lowering the Fund’s Gross Expense Ratio.

The Board received and reviewed statements relating to the Adviser’s financial condition and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services under the Advisory Agreement, as well as from other relationships between the Fund and the Adviser and its affiliates. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2011 compared to available aggregate profitability data provided for the year ended December 31, 2010. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

The Board also considered a comparison of the Adviser’s profitability to that of a limited number of other investment advisers whose profitability information is publicly available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is limited.

The Board considered limited profitability information with respect to the Subadviser, which is affiliated with the Adviser. In addition, as noted above, the Board considered basic assumptions and methodology for allocating expenses in the Subadviser’s profitability analysis.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the

Semiannual report | Core High Yield Fund	31

use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement and the Subadvisory Agreement each for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their ongoing regular review of Fund performance and operations throughout the year.

32	Core High Yield Fund | Semiannual report

More information

Trustees	Investment adviser
Steven R. Pruchansky,* Chairman	John Hancock Investment Management
William H. Cunningham	Services, LLC
Deborah C. Jackson
Hugh McHaffie†	Subadviser
Dr. John A. Moore,* Vice Chairman	John Hancock Asset Management
Gregory A. Russo*	a division of Manulife Asset Management
John G. Vrysen†	(North America) Limited

Officers	Principal distributor
Hugh McHaffie	John Hancock Funds, LLC
President
Custodian
Andrew G. Arnott	State Street Bank and Trust Company
Executive Vice President
Transfer agent
Thomas M. Kinzler	John Hancock Signature Services, Inc.
Secretary and Chief Legal Officer
Legal counsel
Francis V. Knox, Jr.	K&L Gates LLP
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Core High Yield Fund	33

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Core High Yield Fund.	346SA 9/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	11/12

John Hancock

MUTUAL FUNDS

John Hancock
Small Company Fund

Semiannual Report
9.30.12

A look at performance

Total returns for the period ended September 30, 2012

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge			with maximum sales charge

	1-year	5-year	10-year	6-months	1-year	5-year	10-year

Class A1	20.59	–0.05	8.24	–4.78	20.59	–0.25	120.78

Class I1,2	27.53	1.33	9.20	0.48	27.53	6.83	141.07

Class R1[1,2]	26.62	0.58	8.36	0.14	26.62	2.92	123.10

Class R2[1,2]	26.09	–0.39	7.26	0.24	26.09	–1.92	101.51

Class R3[1,2]	26.69	0.68	8.46	0.14	26.69	3.44	125.33

Class R4[1,2]	27.14	0.98	8.79	0.34	27.14	4.99	132.14

Class R5[1,2]	27.49	1.28	9.11	0.43	27.49	6.54	139.11

Class R6[1,2]	27.59	1.37	9.23	0.48	27.59	7.06	141.71

Class ADV[1,2]	27.20	0.94	8.67	0.34	27.20	4.76	129.70

Performance figures assume all dividends have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable for Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class ADV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 6-30-13 for Class A, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class ADV shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class ADV
Net (%)	1.50	1.14	1.80	1.55	1.70	1.30	1.10	1.04	1.34
Gross (%)	1.54	1.16	13.34	2.95	4.65	28.62	8.75	15.46	4.34

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

See the following page for footnotes.

6	Small Company Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class I2	9-30-02	$24,107	$24,107	$26,347

Class R1[2]	9-30-02	22,310	22,310	26,347

Class R2[2]	9-30-02	20,151	20,151	26,347

Class R3[2]	9-30-02	22,533	22,533	26,347

Class R4[2]	9-30-02	23,214	23,214	26,347

Class R5[2]	9-30-02	23,911	23,911	26,347

Class R6[2]	9-30-02	24,171	24,171	26,347

Class ADV[2]	9-30-02	22,970	22,970	26,347

Russell 2000 Index is an index that measures performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of total market capitalization of the Russell 3000 Index.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 On 12-11-09, through a reorganization, the Fund acquired all of the assets of the FMA Small Company Portfolio (the Predecessor Fund). On that date, the Predecessor Fund offered its Investor share class in exchange for Class A shares and the Institutional share class in exchange for Class I shares. Class A, Class I and Class ADV shares were first offered on 12-14-09. The Class A and Class ADV returns prior to that date are those of the Predecessor Fund’s Investor shares that have been recalculated to apply the gross fees and expenses of Class A and Class ADV shares, respectively. The Predecessor Fund’s Institutional share class (first offered 5-2-08) returns have been recalculated to reflect the gross fees and expenses of Class I shares. The Class I returns prior to 5-2-08 are those of the Predecessor Fund’s Investor shares that have been recalculated to apply the gross fees and expenses of Class I shares. Class R1, Class R3, Class R4 and Class R5 shares were first offered on 4-30-10; Class R6 shares were first offered on 9-1-11; Class R2 shares were first offered on 3-1-12. Returns prior to these dates are those of Class A shares recalculated to apply the gross fees and expenses of Class R1, Class R3, Class R4, Class R5, Class R6 and Class R2 shares, as applicable.

2 For certain types of investors, as described in the Fund’s prospectuses.

Semiannual report | Small Company Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2012 with the same investment held until September 30, 2012.

	Account value	Ending value	Expenses paid during
	on 4-1-12	on 9-30-12	period ended 9-30-12[1]

Class A	$1,000.00	$1,002.40	$7.53

Class I	1,000.00	1,004.80	5.48

Class R1	1,000.00	1,001.40	9.03

Class R2	1,000.00	1,002.40	7.78

Class R3	1,000.00	1,001.40	8.53

Class R4	1,000.00	1,003.40	6.68

Class R5	1,000.00	1,004.30	5.53

Class R6	1,000.00	1,004.80	5.23

Class ADV	1,000.00	1,003.40	6.73

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Small Company Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on April 1, 2012, with the same investment held until September 30, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 4-1-12	on 9-30-12	period ended 9-30-12[1]

Class A	$1,000.00	$1,017.50	$7.59

Class I	1,000.00	1,019.60	5.52

Class R1	1,000.00	1,016.00	9.10

Class R2	1,000.00	1,017.30	7.84

Class R3	1,000.00	1,016.50	8.59

Class R4	1,000.00	1,018.40	6.73

Class R5	1,000.00	1,019.60	5.57

Class R6	1,000.00	1,019.90	5.27

Class ADV	1,000.00	1,018.40	6.78

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.50%, 1.09%, 1.80%, 1.55%, 1.70%, 1.33%, 1.10%, 1.04% and 1.34% for Class A, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class ADV shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | Small Company Fund	9

Portfolio summary

Top 10 Holdings (15.4% of Net Assets on 9-30-12)[1,2]

UNS Energy Corp.	1.7%	Beacon Roofing Supply, Inc.	1.5%

OSI Systems, Inc.	1.6%	Lexington Realty Trust	1.5%

AO Smith Corp.	1.6%	EastGroup Properties, Inc.	1.5%

Elizabeth Arden, Inc.	1.5%	Webster Financial Corp.	1.5%

Medical Properties Trust, Inc.	1.5%	Prosperity Bancshares, Inc.	1.5%

Sector Composition[1,3]

Financials	26.6%	Energy	5.2%

Information Technology	18.7%	Materials	4.6%

Industrials	18.3%	Utilities	2.9%

Consumer Discretionary	11.3%	Consumer Staples	2.6%

Health Care	7.3%	Short-Term Investments & Other	2.5%

1 As a percentage of net assets on 9-30-12.

2 Excludes cash and cash equivalents.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Small Company Fund | Semiannual report

Fund’s investments

As of 9-30-12 (unaudited)

	Shares	Value
Common Stocks 97.5%		$169,626,011

(Cost $153,217,933)

Consumer Discretionary 11.3%		19,673,026

Hotels, Restaurants & Leisure 4.2%

Marriott Vacations Worldwide Corp. (I)	49,710	1,790,554

Shuffle Master, Inc. (I)	122,030	1,929,294

The Cheesecake Factory, Inc.	49,250	1,760,688

Vail Resorts, Inc.	31,430	1,811,940

Household Durables 0.5%

The Ryland Group, Inc.	30,170	905,100

Leisure Equipment & Products 1.0%

Brunswick Corp.	74,980	1,696,797

Specialty Retail 3.2%

Asbury Automotive Group, Inc. (I)	78,470	2,193,237

Hibbett Sports, Inc. (I)	29,310	1,742,480

Pier 1 Imports, Inc.	92,240	1,728,578

Textiles, Apparel & Luxury Goods 2.4%

Oxford Industries, Inc.	30,470	1,720,032

Steven Madden, Ltd. (I)	54,765	2,394,326

Consumer Staples 2.6%		4,522,286

Food Products 1.1%

Snyders-Lance, Inc.	73,770	1,844,250

Personal Products 1.5%

Elizabeth Arden, Inc. (I)	56,690	2,678,036

Energy 5.2%		9,082,451

Energy Equipment & Services 2.9%

Atwood Oceanics, Inc. (I)	55,430	2,519,294

Gulfmark Offshore, Inc., Class A (I)	55,980	1,849,579

Key Energy Services, Inc. (I)	97,940	685,580

Oil, Gas & Consumable Fuels 2.3%

Halcon Resources Corp. (I)	273,166	2,002,307

Rosetta Resources, Inc. (I)	42,290	2,025,691

Financials 26.6%		46,281,156

Capital Markets 2.1%

Evercore Partners, Inc., Class A	71,060	1,918,620

Waddell & Reed Financial, Inc., Class A	55,520	1,819,390

See notes to financial statements	Semiannual report | Small Company Fund	11

	Shares	Value
Commercial Banks 12.4%

Bank of the Ozarks, Inc.	52,680	$1,815,880

BBCN Bancorp, Inc. (I)	71,250	898,463

Capital Bank Financial Corp. (I)	48,830	878,940

First Midwest Bancorp, Inc.	19,860	249,243

FirstMerit Corp.	134,990	1,988,403

FNB Corp.	157,550	1,766,136

Fulton Financial Corp.	205,640	2,027,610

Old National Bancorp	135,330	1,841,841

Prosperity Bancshares, Inc.	60,970	2,598,541

Susquehanna Bancshares, Inc.	240,000	2,510,400

TCF Financial Corp.	193,450	2,309,793

Webster Financial Corp.	110,160	2,610,792

Insurance 1.0%

Amtrust Financial Services, Inc.	69,069	1,769,548

Real Estate Investment Trusts 9.3%

Associated Estates Realty Corp.	139,010	2,107,392

EastGroup Properties, Inc.	49,230	2,619,036

Entertainment Properties Trust	38,340	1,703,446

Glimcher Realty Trust	195,760	2,069,183

Highwoods Properties, Inc.	75,330	2,457,265

Lexington Realty Trust	271,470	2,622,400

Medical Properties Trust, Inc.	251,830	2,631,624

Thrifts & Mortgage Finance 1.8%

EverBank Financial Corp.	69,440	956,189

Washington Federal, Inc.	126,560	2,111,021

Health Care 7.3%		12,673,237

Health Care Equipment & Supplies 2.4%

Masimo Corp. (I)	72,050	1,742,169

Teleflex, Inc.	35,300	2,430,052

Health Care Providers & Services 2.7%

LifePoint Hospitals, Inc. (I)	51,910	2,220,710

Team Health Holdings, Inc. (I)	90,410	2,452,823

Life Sciences Tools & Services 1.2%

PAREXEL International Corp. (I)	68,980	2,121,825

Pharmaceuticals 1.0%

Akorn, Inc. (I)	129,021	1,705,658

Industrials 18.3%		31,794,410

Aerospace & Defense 4.6%

Esterline Technologies Corp. (I)	30,970	1,738,656

Hexcel Corp. (I)	96,860	2,326,577

Orbital Sciences Corp., Class A (I)	133,560	1,944,634

Teledyne Technologies, Inc. (I)	32,510	2,060,809

Building Products 1.6%

AO Smith Corp.	47,140	2,712,436

Construction & Engineering 1.3%

MasTec, Inc. (I)	110,170	2,170,349

12	Small Company Fund | Semiannual report	See notes to financial statements

	Shares	Value
Electrical Equipment 1.9%

Belden, Inc.	61,510	$2,268,489

Franklin Electric Company, Inc.	18,340	1,109,387

Machinery 4.1%

Actuant Corp., Class A	77,890	2,229,212

Chart Industries, Inc. (I)	30,580	2,258,333

CIRCOR International, Inc.	23,650	892,788

Terex Corp. (I)	77,850	1,757,853

Professional Services 1.1%

Acacia Research Corp. (I)	66,360	1,818,928

Road & Rail 1.2%

Old Dominion Freight Line, Inc. (I)	70,985	2,140,908

Trading Companies & Distributors 2.5%

Air Lease Corp. (I)	85,290	1,739,916

Beacon Roofing Supply, Inc. (I)	92,110	2,625,135

Information Technology 18.7%		32,473,205

Communications Equipment 2.3%

NETGEAR, Inc. (I)	51,720	1,972,601

ViaSat, Inc. (I)	53,450	1,997,961

Electronic Equipment, Instruments & Components 4.0%

FEI Company	47,710	2,552,485

InvenSense, Inc. (I)	129,280	1,544,896

OSI Systems, Inc. (I)	36,540	2,844,274

Internet Software & Services 1.9%

Bankrate, Inc. (I)	97,140	1,513,441

Liquidity Services, Inc. (I)	33,410	1,677,516

IT Services 2.1%

Cardtronics, Inc. (I)	65,470	1,949,697

Heartland Payment Systems, Inc.	55,420	1,755,706

Semiconductors & Semiconductor Equipment 4.1%

Cirrus Logic, Inc. (I)	42,910	1,647,315

Cymer, Inc. (I)	31,200	1,593,072

Fairchild Semiconductor International, Inc. (I)	165,860	2,176,083

Semtech Corp. (I)	69,730	1,753,710

Software 4.3%

ACI Worldwide, Inc. (I)	56,910	2,405,017

Manhattan Associates, Inc. (I)	44,910	2,571,996

Take-Two Interactive Software, Inc. (I)	164,750	1,718,343

Tangoe, Inc. (I)	60,860	799,092

Materials 4.6%		8,008,200

Chemicals 2.0%

H.B. Fuller Company	55,770	1,711,024

Minerals Technologies, Inc.	24,540	1,740,622

Construction Materials 1.2%

Eagle Materials, Inc.	44,080	2,039,141

See notes to financial statements	Semiannual report | Small Company Fund	13

		Shares	Value
Metals & Mining 1.4%

Coeur d’Alene Mines Corp. (I)		30,980	$893,153

Commercial Metals Company		123,050	1,624,260

Utilities 2.9%			5,118,040

Electric Utilities 2.9%

ALLETE, Inc.		50,270	2,098,270

UNS Energy Corp.		72,140	3,019,770

Short-Term Investments 1.7%			$3,081,373

(Cost $3,081,373)

	Yield	Shares	Value
Money Market Funds 1.7%			$3,081,373

State Street Institutional Liquid Reserves Fund	0.2106% (Y)	3,081,373	3,081,373

Total investments (Cost $156,299,306)† 99.2%			$172,707,384

Other assets and liabilities, net 0.8%			$1,308,619

Total net assets 100.0%			$174,016,003

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(Y) The rate shown is the annualized seven-day yield as of 9-30-12.

† At 9-30-12, the aggregate cost of investment securities for federal income tax purposes was $157,319,820. Net unrealized appreciation aggregated $15,387,564, of which $19,248,906 related to appreciated investment securities and $3,861,342 related to depreciated investment securities.

14	Small Company Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 9-30-12 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $156,299,306)	$172,707,384
Receivable for investments sold	1,189,011
Receivable for fund shares sold	96,704
Dividends and interest receivable	214,395
Receivable due from adviser	6,721
Other receivables and prepaid expenses	102,746

Total assets	174,316,961

Liabilities

Payable for fund shares repurchased	209,159
Payable to affiliates
Accounting and legal services fees	8,560
Transfer agent fees	23,260
Distribution and service fees	296
Trustees’ fees	8,682
Other liabilities and accrued expenses	51,001

Total liabilities	300,958

Net assets

Paid-in capital	$184,939,806
Accumulated distributions in excess of net investment income	(127,705)
Accumulated net realized gain (loss) on investments	(27,204,176)
Net unrealized appreciation (depreciation) on investments	16,408,078

Net assets	$174,016,003

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($114,341,899 ÷ 5,468,542 shares)	$20.91
Class I ($57,604,252 ÷ 2,735,412 shares)	$21.06
Class R1 ($726,295 ÷ 35,021 shares)	$20.74
Class R2 ($102,171 ÷ 4,864 shares)	$21.01
Class R3 ($377,081 ÷ 18,138 shares)	$20.79
Class R4 ($87,150 ÷ 4,161 shares)	$20.94
Class R5 ($210,586 ÷ 10,003 shares)	$21.05
Class R6 ($115,186 ÷ 5,467 shares)	$21.07
Class ADV ($451,383 ÷ 21,547 shares)	$20.95

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[1]	$22.01

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Small Company Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six month period ended 9-30-12
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$1,271,157
Interest	8,417

Total investment income	1,279,574

Expenses

Investment management fees	821,184
Distribution and service fees	182,865
Accounting and legal services fees	18,987
Transfer agent fees	149,412
Trustees’ fees	5,669
State registration fees	48,099
Printing and postage	18,344
Professional fees	30,747
Custodian fees	15,906
Registration and filing fees	24,182
Other	4,790

Total expenses	1,320,185
Less expense reductions	(77,379)

Net expenses	1,242,806

Net investment income	36,768

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	7,451,070

7,451,070
Change in net unrealized appreciation (depreciation) of
Investments	(7,646,389)

(7,646,389)

Net realized and unrealized loss	(195,319)

Decrease in net assets from operations	($158,551)

16	Small Company Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	9-30-12	ended
	(Unaudited)	3-31-12

Increase (decrease) in net assets

From operations
Net investment income	$36,768	$140,260
Net realized gain (loss)	7,451,070	(5,207,731)
Change in net unrealized appreciation (depreciation)	(7,646,389)	(2,370,555)

Decrease in net assets resulting from operations	(158,551)	(7,438,026)

Distributions to shareholders
From net investment income
Class I	—	(138,917)
Class R5	—	(281)
Class R6	—	(220)

Total distributions	—	(139,418)

From Fund share transactions	(24,618,204)	50,599,884

Total increase (decrease)	(24,776,755)	43,022,440

Net assets

Beginning of period	198,792,758	155,770,318

End of period	$174,016,003	$198,792,758

Accumulated distributions in excess of net investment income	($127,705)	($164,473)

See notes to financial statements	Semiannual report | Small Company Fund	17

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES	9-30-12[1]	3-31-12	3-31-11	3-31-10[2,3]	10-31-09	10-31-08[4]	10-31-07
Period ended

Per share operating performance

Net asset value, beginning
of period	$20.86	$21.44	$17.82	$14.68	$13.83	$22.55	$23.04
Net investment income (loss)[5]	(0.01)	(0.01)	(0.03)	(0.02)	—[6]	0.05	(0.04)
Net realized and unrealized gain
(loss) on investments	0.06	(0.57)	3.62	3.18	0.87	(6.01)	2.06
Total from
investment operations	0.05	(0.58)	3.59	3.16	0.87	(5.96)	2.02
Less distributions
From net investment income	—	—	—	(0.02)	(0.02)	(0.01)	(0.01)
From net realized gain	—	—	—	—	—	(2.75)	(2.50)
Total distributions	—	—	—	(0.02)	(0.02)	(2.76)	(2.51)
Non-recurring reimbursement	—	—	0.03[7]	—	—	—	—
Net asset value, end of period	$20.91	$20.86	$21.44	$17.82	$14.68	$13.83	$22.55
Total return (%)[8,9]	0.24[10]	(2.71)	20.31	21.51[10]	6.34	(29.67)	9.43

Ratios and supplemental data

Net assets, end of period
(in millions)	$114	$129	$88	$92	$87	$104	$209
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.53[11]	1.54	1.49	1.66[11]	1.42	1.37	1.30
Expenses net of fee waivers	1.50[11]	1.44	1.34	1.39[11]	1.39	1.31	1.25
Net investment income (loss)	(0.10)[11]	(0.07)	(0.17)	(0.23)[11]	(0.01)	0.27	(0.20)
Portfolio turnover (%)	51	133	159	42[12]	155	177	132

1 Six months ended 9-30-12. Unaudited.
2 For the five month period ended 3-31-10. The Fund changed its fiscal year end from October 31 to March 31.
3 After the close of business on 12-11-09, holders of Investor Shares of the former FMA Small Company Portfolio (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of John Hancock Small Company Fund. These shares were first offered on 12-14-09. Additionally, the accounting and performance history of the Investor Shares of the Predecessor Fund was redesignated as that of John Hancock Small Company Fund Class A.
4 Prior to 5-1-08, Investor Shares were offered as Institutional Shares.
5 Based on the average daily shares outstanding.
6 Less than $0.005 per share.
7 Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P., Millennium Management, L.L.C., and Millennium International Management, L.L.C., which amounted to $0.03 per share.
8 Does not reflect the effect of sales charges, if any.
9 Total returns would have been lower had certain expenses not been reduced during the periods shown.
10 Not annualized.
11 Annualized.
12 Portfolio turnover is shown for the period from 11-1-09 to 3-31-10.

18	Small Company Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	9-30-12[1]	3-31-12	3-31-11	3-31-10[2,3]	10-31-09	10-31-08[4]

Per share operating performance

Net asset value, beginning of period	$20.96	$21.51	$17.84	$14.71	$13.84	$17.99
Net investment income[5]	0.03	0.07	0.02	—[6]	0.03	0.04
Net realized and unrealized gain (loss)
on investments	0.07	(0.58)	3.62	3.18	0.87	(4.17)
Total from investment operations	0.10	(0.51)	3.64	3.18	0.90	(4.13)
Less distributions
From net investment income	—	(0.04)	—	(0.05)	(0.03)	(0.02)
Non-recurring reimbursement	—	—	0.03[7]	—	—	—
Net asset value, end of period	$21.06	$20.96	$21.51	$17.84	$14.71	$13.84
Total return (%)[8]	0.48[9]	(2.34)	20.57	21.67[9]	6.56	(22.95)[9]

Ratios and supplemental data

Net assets, end of period (in millions)	$58	$69	$67	$36	$23	$27
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.15[10]	1.16	1.12	1.18[10]	1.17	1.18[10]
Expenses net of fee waivers	1.09[10]	1.04	1.11	1.14[10]	1.14	1.08[10]
Net investment income	0.31[10]	0.34	0.09	0.01[10]	0.24	0.55[10]
Portfolio turnover (%)	51	133	159	42[11]	155	177[12]

1 Six months ended 9-30-12. Unaudited.
2 For the five month period ended 3-31-10. The Fund changed its fiscal year end from October 31 to March 31.
3 After the close of business on 12-11-09, holders of Institutional Shares of the former FMA Small Company Portfolio (the Predecessor Fund) became owners of an equal number of full and fractional Class I shares of John Hancock Small Company Fund. These shares were first offered on 12-14-09. Additionally, the accounting and performance history of the Institutional Shares of the Predecessor Fund was redesignated as that of John Hancock Small Company Fund Class I.
4 Commencement of operations 5-2-08.
5 Based on the average daily shares outstanding.
6 Less than $0.005 per share.
7 Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P., Millennium Management, L.L.C., and Millennium International Management, L.L.C., which amounted to $0.03 per share.
8 Total returns would have been lower had certain expenses not been reduced during the periods shown.
9 Not annualized.
10 Annualized.
11 Portfolio turnover is shown for the period from 11-1-09 to 3-31-10.
12 Portfolio turnover is shown for the period from 11-1-07 to 10-31-08.

See notes to financial statements	Semiannual report | Small Company Fund	19

CLASS R1 SHARES Period ended	9-30-12[1]	3-31-12	3-31-11[2]

Per share operating performance

Net asset value, beginning of period	$20.71	$21.37	$19.38
Net investment loss[3]	(0.02)	(0.08)	(0.07)
Net realized and unrealized gain (loss) on investments	0.05	(0.58)	2.03
Total from investment operations	0.03	(0.66)	1.96
Non-recurring reimbursement	—	—	0.03[4]
Net asset value, end of period	$20.74	$20.71	$21.37
Total return (%)[5]	0.14	(3.09)	10.27[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	5.23[8]	13.34	7.22[8]
Expenses net of fee waivers	1.80[8]	1.80	1.80[8]
Net investment loss	(0.22)[8]	(0.40)	(0.42)[8]
Portfolio turnover (%)	51	133	159[9]

1 Six months ended 9-30-12. Unaudited.
2 Period from 4-30-10 (inception date) to 3-31-11.
3 Based on the average daily shares outstanding.
4 Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P., Millennium Management, L.L.C., and Millennium International Management, L.L.C., which amounted to $0.03 per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 Portfolio turnover is shown for the period from 4-1-10 to 3-31-11.

CLASS R2 SHARES Period ended	9-30-12[1]	3-31-12[2]

Per share operating performance

Net asset value, beginning of period	$20.96	$20.56
Net investment income (loss)[3]	(0.01)	0.02
Net realized and unrealized gain on investments	0.06	0.38
Total from investment operations	0.05	0.40
Net asset value, end of period	$21.01	$20.96
Total return (%)[4]	0.24[5]	1.95[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	18.07[7]	16.31[7]
Expenses net of fee waivers	1.55[7]	1.55[7]
Net investment income (loss)	(0.14)[7]	1.31[7]
Portfolio turnover (%)	51	133[8]

1 Six months ended 9-30-12. Unaudited.
2 Period from 3-1-12 (inception date) to 3-31-12.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

20	Small Company Fund | Semiannual report	See notes to financial statements

CLASS R3 SHARES Period ended	9-30-12[1]	3-31-12	3-31-11[2]

Per share operating performance

Net asset value, beginning of period	$20.76	$21.39	$19.38
Net investment loss[3]	(0.03)	(0.06)	(0.10)
Net realized and unrealized gain (loss) on investments	0.06	(0.57)	2.08
Total from investment operations	0.03	(0.63)	1.98
Non-recurring reimbursement	—	—	0.03[4]
Net asset value, end of period	$20.79	$20.76	$21.39
Total return (%)[5]	0.14[6]	(2.95)	10.37[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.97[8]	4.65	3.00[8]
Expenses net of fee waivers	1.70[8]	1.70	1.70[8]
Net investment loss	(0.31)[8]	(0.32)	(0.52)[8]
Portfolio turnover (%)	51	133	159[9]

1 Six months ended 9-30-12. Unaudited.
2 Period from 4-30-10 (inception date) to 3-31-11.
3 Based on the average daily shares outstanding.
4 Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P., Millennium Management, L.L.C., and Millennium International Management, L.L.C., which amounted to $0.03 per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 Portfolio turnover is shown for the period from 4-1-10 to 3-31-11.

CLASS R4 SHARES Period ended	9-30-12[1]	3-31-12	3-31-11[2]

Per share operating performance

Net asset value, beginning of period	$20.87	$21.44	$19.38
Net investment income (loss)[3]	0.01	(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments	0.06	(0.56)	2.06
Total from investment operations	0.07	(0.57)	2.03
Non-recurring reimbursement	—	—	0.03[4]
Net asset value, end of period	$20.94	$20.87	$21.44
Total return (%)[5]	0.34[6]	(2.66)	10.63[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	14.36[8]	28.72	7.40[8]
Expenses net of fee waivers	1.33[8]	1.40	1.40[8]
Net investment income (loss)	0.09[8]	(0.03)	(0.16)[8]
Portfolio turnover (%)	51	133	159[9]

1 Six months ended 9-30-12. Unaudited.
2 Period from 4-30-10 (inception date) to 3-31-11.
3 Based on the average daily shares outstanding.
4 Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P., Millennium Management, L.L.C., and Millennium International Management, L.L.C., which amounted to $0.03 per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 Portfolio turnover is shown for the period from 4-1-10 to 3-31-11.

See notes to financial statements	Semiannual report | Small Company Fund	21

CLASS R5 SHARES Period ended	9-30-12[1]	3-31-12	3-31-11[2]

Per share operating performance

Net asset value, beginning of period	$20.96	$21.50	$19.38
Net investment income[3]	0.03	0.05	0.01
Net realized and unrealized gain (loss) on investments	0.06	(0.56)	2.08
Total from investment operations	0.09	(0.51)	2.09
Less distributions
From net investment income	—	(0.03)	—
Non-recurring reimbursement	—	—	0.03[4]
Net asset value, end of period	$21.05	$20.96	$21.50
Total return (%)[5]	0.43[6]	(2.34)	10.94[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	5.89[8]	8.75	3.66[8]
Expenses net of fee waivers	1.10[8]	1.10	1.10[8]
Net investment income	0.32[8]	0.28	0.05[8]
Portfolio turnover (%)	51	133	159[9]

1 Six months ended 9-30-12. Unaudited.
2 Period from 4-30-10 (inception date) to 3-31-11.
3 Based on the average daily shares outstanding.
4 Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P., Millennium Management, L.L.C., and Millennium International Management, L.L.C., which amounted to $0.03 per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 Portfolio turnover is shown for the period from 4-1-10 to 3-31-11.

CLASS R6 SHARES Period ended	9-30-12[1]	3-31-12[2]

Per share operating performance

Net asset value, beginning of period	$20.97	$18.69
Net investment income[3]	0.04	0.06
Net realized and unrealized gain on investments	0.06	2.26
Total from investment operations	0.10	2.32
Less distributions
From net investment income	—	(0.04)
Net asset value, end of period	$21.07	$20.97
Total return (%)[4]	0.48[5]	12.45[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	14.72[7]	15.46[7]
Expenses net of fee waivers	1.04[7]	1.04[7]
Net investment income	0.37[7]	0.55[7]
Portfolio turnover (%)	51	133[8]

1 Six months ended 9-30-12. Unaudited.
2 Period from 9-1-11 (inception date) to 3-31-12.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

22	Small Company Fund | Semiannual report	See notes to financial statements

CLASS ADV SHARES Period ended	9-30-12[1]	3-31-12	3-31-11	3-31-10[2]

Per share operating performance

Net asset value, beginning of period	$20.88	$21.44	$17.82	$15.71
Net investment income (loss)[3]	0.01	0.01	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	0.06	(0.57)	3.60	2.12
Total from investment operations	0.07	(0.56)	3.59	2.11
Non-recurring reimbursement	—	—	0.03[4]	—
Net asset value, end of period	$20.95	$20.88	$21.44	$17.82
Total return (%)[5]	0.34[6]	(2.61)	20.31	13.43[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	$1	$1	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.36[8]	4.34	4.99	2.76[8]
Expenses net of fee waivers	1.34[8]	1.34	1.34	1.33[8]
Net investment income (loss)	0.06[8]	0.03	(0.07)	(0.17)[8]
Portfolio turnover (%)	51	133	159	42[9]

1 Six months ended 9-30-12. Unaudited.
2 Period from 12-14-09 (inception date) to 3-31-10.
3 Based on the average daily shares outstanding.
4 Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P., Millennium Management, L.L.C., and Millennium International Management, L.L.C., which amounted to $0.03 per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 Portfolio turnover is shown for the period from 11-1-09 to 3-31-10.

See notes to financial statements	Semiannual report | Small Company Fund	23

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Small Company Fund (the Fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek maximum long-term total return.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class ADV shares are available to investors who acquired Class A shares as a result of the reorganization of the FMA Small Company Portfolio into the Fund and are closed to new investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds are valued at their respective net asset values each business day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing

24	Small Company Fund | Semiannual report

securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of September 30, 2012, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Real estate investment trusts. The Fund may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Such estimates are revised when actual components of distributions are known. Distributions from REITs received in excess of income may be recorded as a reduction of cost of investments and/or as a realized gain.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended September 30, 2012 were $770. For the six months ended September 30, 2012, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized

Semiannual report | Small Company Fund	25

prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $33,634,732 available to offset future net realized capital gains as of March 31, 2012. The following table details the capital loss carryforward available as of March 31, 2012:

CAPITAL LOSS CARRYFORWARD EXPIRING AT MARCH 31		NO EXPIRATION DATE
2016	2017	SHORT-TERM	LONG-TERM

$16,819,535	$11,636,898	$5,178,299	—

As of March 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, net operating losses and real estate investment trusts.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.85% of the next $500,000,000; and (c) 0.80% of the Fund’s average daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with Fiduciary Management Associates, LLC. The Fund is not responsible for payment of the subadvisory fees.

26	Small Company Fund | Semiannual report

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes taxes, portfolio brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.50%, 1.14%, 1.80%, 1.55%, 1.70%, 1.30%, 1.10%, 1.04% and 1.34% for Class A, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class ADV shares, respectively. The fee waivers and/or reimbursements will continue in effect until June 30, 2013. Prior to June 1, 2012, the fee waivers and/or reimbursements were such that the above expenses would not exceed 1.04% and 1.40% of the average net assets of Class I and Class R4 shares respectively. Fee waivers and/or reimbursements for all other classes remained the same during the period.

For the six months ended September 30, 2012, the expense reductions amounted to the following:

EXPENSE
CLASS	REDUCTIONS

Class A	$19,645
Class I	19,431
Class R1	4,423
Class R2	8,198
Class R3	4,565
Class R4	4,440
Class R5	4,490
Class R6	7,657
Class ADV	4,505
Total	$77,354

The investment management fees, including the impact of the waivers and/or reimbursements described above, incurred for the six months ended September 30, 2012 were equivalent to a net annual effective rate of 0.815% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended September 30, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class R1, Class R2, Class R3, Class R4 and Class ADV shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the Fund pays for certain other services. The Fund pays up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares. Currently, only 0.25% is charged to Class A shares for 12b-1 fees and 0.00% is charged to Class R2 shares for service fees.

Semiannual report | Small Company Fund	27

CLASS	12b–1 FEE	SERVICE FEE

Class A	0.30%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class ADV	0.25%	—

Effective June 1, 2012, the Distributor contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares to limit the 12b-1 fees on Class R4 shares to 0.15% of the average daily net assets of Class R4 shares, until at least June 31, 2013, unless renewed by mutual agreement of the Fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. Accordingly, the fee limitation amounted to $25 for Class R4 shares for the six months ended September 30, 2012.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $47,401 for the six month ended September, 30, 2012. Of this amount, $7,695 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $37,804 was paid as sales commissions to broker-dealers and $1,902 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended September 30, 2012 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$179,730	$116,150	$5,272	$12,092
Class I	—	32,668	5,681	5,257
Class R1	911	37	4,272	170
Class R2	124	13	8,313	15
Class R3	1,388	58	4,303	202
Class R4	98	10	4,303	163
Class R5	56	27	4,303	188
Class R6	—	16	7,641	17
Class ADV	558	433	4,011	240
Total	$182,865	$149,412	$48,099	$18,344

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are

28	Small Company Fund | Semiannual report

invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended September 30, 2012 and for the year ended March 31, 2012 were as follows:

	Six months ended 9-30-12		Year ended 3-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	203,405	$4,129,483	699,031	$13,720,055
Issued in reorganization (Note 7)	—	—	3,452,513	74,129,240
Repurchased	(905,573)	(18,382,435)	(2,077,751)	(41,861,589)

Net increase (decrease)	(702,168)	($14,252,952)	2,073,793	$45,987,706

Class I shares

Sold	247,859	$5,024,139	931,738	$19,378,865
Issued in reorganization (Note 7)	—	—	8,264	178,025
Distributions reinvested	—	—	6,556	121,548
Repurchased	(782,378)	(15,897,592)	(773,501)	(15,317,349)

Net increase (decrease)	(534,519)	($10,873,453)	173,057	$4,361,089

Class R1 shares

Sold	35,339	$731,664	4,195	$83,646
Repurchased	(7,771)	(156,254)	(2,200)	(45,925)

Net increase	27,568	$575,410	1,995	$37,721

Class R2 shares[1]

Sold	—	—	4,864	$100,000

Net increase	—	—	4,864	$100,000

Class R3 shares

Sold	2,653	$53,113	5,491	$109,696
Repurchased	(5,835)	(117,599)	(5,518)	(107,131)

Net increase (decrease)	(3,182)	($64,486)	(27)	$2,565

Class R4 shares

Sold	1,567	$31,714	683	$13,627
Repurchased	(22)	(455)	(169)	(3,517)

Net increase	1,545	$31,259	514	$10,110

Class R5 shares

Sold	1,407	$29,597	2,954	$57,579
Distributions reinvested	—	—	15	281
Repurchased	(495)	(10,102)	(1,520)	(29,369)

Net increase	912	$19,495	1,449	$28,491

Class R6 shares[2]

Sold	23	$445	5,492	$102,944
Repurchased	(47)	(913)	—	—

Net increase (decrease)	(24)	($468)	5,492	$102,944

Semiannual report | Small Company Fund	29

	Six months ended 9-30-12		Year ended 3-31-12
	Shares	Amount	Shares	Amount
Class ADV shares

Sold	60	$1,200	113	$2,200
Repurchased	(2,572)	(54,209)	(1,716)	(32,942)

Net increase	(2,512)	($53,009)	(1,603)	($30,742)

Net increase (decrease)	(1,212,380)	($24,618,204)	2,259,534	$50,599,884

1 Period from 3-1-12 (inception date) to 3-31-12.

2 Period from 9-1-11 (inception date) to 3-31-12.

Affiliates of the Fund owned 100%, 31% and 98% of shares of beneficial interest of Class R2, Class R4 and Class R6, respectively, on September 30, 2012.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $89,348,164 and $113,929,713, respectively, for the six months ended September 30, 2012.

Note 7 — Reorganization

On March 23, 2011, the shareholders of John Hancock Growth Opportunities Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) in exchange for a representative amount of shares of John Hancock Small Company Fund (the Acquiring Fund).

The Agreement provided for (a) the acquisition of all the assets, subject to all the liabilities, of the Acquired Fund in exchange for a representative amount of shares of the Acquiring Fund; (b) the liquidation of the Acquired Fund; and (c) the distribution to the Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization consolidated the Acquired Fund with a fund with a similar objective to increase asset size and achieve economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquiring Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 8, 2011.

The following outlines the reorganization:

				SHARES	SHARES
		ACQUIRED NET	APPRECIATION	REDEEMED	ISSUED	ACQUIRING	ACQUIRING
		ASSET VALUE OF	OF ACQUIRED	BY THE	BY THE	FUND NET	FUND TOTAL NET
ACQUIRING	ACQUIRED	THE ACQUIRED	FUND’S	ACQUIRED	ACQUIRING	ASSETS PRIOR TO	ASSETS AFTER
FUND	FUND	FUND	INVESTMENTS	FUND	FUND	COMBINATION	COMBINATION

Small	Growth	$74,307,265	$357,619	2,999,974	3,460,777	$156,083,429	$230,390,694
Company	Opportunities
Fund	Fund

Because the combined Fund has been managed as a single integrated Fund since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Fund that have been included in the Acquiring Fund’s Statement of Operations for the year ended March 31, 2012. See Note 5 for capital shares issued in connection with the above referenced reorganization.

30	Small Company Fund | Semiannual report

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Small Company Fund (the Fund), a series of John Hancock Funds III (the Trust), met in-person on May 6–8, and June 3–5, 2012 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) between the Adviser and Fiduciary Management Associates, LLC (the Subadviser) with respect to the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

On June 3–5, 2012, the Board consisted of nine individuals, seven of whom were Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairman. On June 3–5, 2012, the Board had four standing committees that were composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts & Operations Committee. Additionally, on June 3–5, 2012, Investment Performance Committees A and B were standing committees of the Board composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee B was responsible for overseeing and monitoring matters relating to the investment performance of the Fund. The Board also designated an Independent Trustee as Vice Chairman to serve in the absence of the Chairman. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 6–8, 2012 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Lipper, a Thomson Reuters company (Lipper), on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a “Category” and a subset of the Category referred to as the “Expense Group”, each as determined by Lipper, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Expense Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser or Subadviser or their affiliates that result from being the Adviser or Subadviser to the Fund; (b)

Semiannual report | Small Company Fund	31

a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, having similar investment mandates, as well as the performance of those other clients and a comparison of the services provided to those other clients and the services provided to the Fund; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 6–8, 2012, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 6–8, 2012 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 3–5, 2012, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement and the Subadvisory Agreement, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s investment manager analytical capabilities, market and economic knowledge and execution of its Subadviser oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the

32	Small Company Fund | Semiannual report

Adviser’s and its affiliates’ policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by the Adviser, which analyzed various factors that may affect the Lipper rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Lipper Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Lipper to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2012 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

Set forth below is the performance of the Fund over certain time periods ended December 31, 2011 and that of its Category average and benchmark index over the same periods:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS

Small Company Fund Class A Shares	–5.17%	13.36%	0.95%	6.40%
Small-Cap Core Category Average	–3.39%	16.88%	0.53%	6.00%
Russell 2000 TR Index	–4.18%	15.63%	0.15%	5.62%

The Board noted that, although the Fund had underperformed its Category’s average performance and its benchmark index’s performance over the shorter-term periods, the Fund had outperformed its Category’s average performance and its benchmark index’s performance over the longer-term periods.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Expense Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including other registered investment companies, institutional investors and separate accounts.

Semiannual report | Small Company Fund	33

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Expense Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and, if different, the Fund’s total operating expense ratio after taking into account any fee waiver or expense waiver agreement by the Adviser (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Expense Group median.

The Board noted that the Fund’s advisory fee ratio was two basis points above the Expense Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s 2011 financial statements in relation with the Fund’s Expense Group median provided by Lipper in April 2012:

	FUND – CLASS A	EXPENSE GROUP MEDIAN

Advisory Fee Ratio	0.90%	0.88%
Gross Expense Ratio	1.50%	1.50%
Net Expense Ratio	1.39%	1.42%

The Board viewed favorably the Adviser’s contractual agreement to waive all or a portion of its advisory fees and to reimburse or pay operating expenses to the extent necessary to maintain the Fund’s Net Expense Ratio at 1.50% for Class A shares (and at varying levels for other classes), excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, until June 30, 2013. The Board favorably considered the impact of this contractual agreement towards lowering the Fund’s Gross Expense Ratio.

The Board received and reviewed statements relating to the Adviser’s financial condition and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services under the Advisory Agreement, as well as from other relationships between the Fund and the Adviser and its affiliates. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2011 compared to available aggregate profitability data provided for the year ended December 31, 2010. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

The Board also considered a comparison of the Adviser’s profitability to that of a limited number of other investment advisers whose profitability information is publicly available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is limited.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the subadvisory fee under the Subadvisory Agreement had been negotiated by the Adviser and the Subadviser on an arm’s-length basis. For this reason, the Subadviser’s separate profitability from its relationship with the Fund was not a factor in determining whether to renew the Subadvisory Agreement. In evaluating overall fees for investment management, the Board recognized the inherently higher cost structure of subadvised funds.

34	Small Company Fund | Semiannual report

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and, in the case of the Adviser, the engagement of its affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement and the Subadvisory Agreement each for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their ongoing regular review of Fund performance and operations throughout the year.

Semiannual report | Small Company Fund	35

More information

Trustees	Investment adviser
Steven R. Pruchansky,* Chairman	John Hancock Investment Management
William H. Cunningham	Services, LLC
Deborah C. Jackson
Hugh McHaffie†	Subadviser
Dr. John A. Moore,* Vice Chairman	Fiduciary Management Associates, LLC
Gregory A. Russo*
John G. Vrysen†	Principal distributor
John Hancock Funds, LLC
Officers
Hugh McHaffie	Custodian
President	State Street Bank and Trust Company

Andrew G. Arnott	Transfer agent
Executive Vice President	John Hancock Signature Services, Inc.

Thomas M. Kinzler	Legal counsel
Secretary and Chief Legal Officer	K&L Gates LLP

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

36	Small Company Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Small Company Fund.	348SA 9/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	11/12

A look at performance

Total returns for the period ended September 30, 2012

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge			with maximum sales charge

	1-year	5-year	10-year	6-months	1-year	5-year	10-year

Class A1	22.51	3.77	11.47	–4.90	22.51	20.32	196.19

Class C1	26.93	4.01	11.17	–1.39	26.93	21.75	188.44

Class I1,2	29.39	5.21	12.47	0.23	29.39	28.92	223.86

Class R2[1,2]	28.73	4.65	11.85	0.00	28.73	25.52	206.51

Class R6[1,2]	29.43	5.28	12.54	0.23	29.43	29.36	225.90

Class ADV[1,2]	29.03	4.82	12.04	0.08	29.03	26.53	211.59

Performance figures assume all dividends have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, Class R2, Class R6 and Class ADV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 9-30-13 for Class R2 and Class R6 shares and 6-30-13 for Class ADV shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R6	Class ADV
Net (%)	1.33	2.10	0.98	1.40	0.95	1.25
Gross (%)	1.33	2.10	0.98	1.53	4.22	4.18

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

See the following page for footnotes.

6 Disciplined Value Mid Cap Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class C3	9-30-02	$28,844	$28,844	$28,292

Class I2	9-30-02	32,386	32,386	28,292

Class R2[2]	9-30-02	30,651	30,651	28,292

Class R6[2]	9-30-02	32,590	32,590	28,292

Class ADV[2]	9-30-02	31,159	31,159	28,292

Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 After the close of business on 7-9-10, holders of Investor Class Shares and Institutional Class Shares of the former Robeco Boston Partners Mid Cap Value Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class A and Class I shares, respectively, of John Hancock Disciplined Value Mid Cap Fund. Class A, Class I and Class ADV shares were first offered on 7-12-10. The returns prior to this date for Class A and Class ADV shares are those of the Predecessor Fund’s Investor Class Shares recalculated to reflect the gross fees and expenses of the Fund’s Class A and Class ADV shares. For Class I shares, the returns prior to this date are for the Predecessor Fund’s Institutional Class Shares recalculated to reflect the gross fees and expenses of the Fund’s Class I shares. Class C, Class R6 and Class R2 shares were first offered on 8-15-11, 9-1-11 and 3-1-12 respectively; the returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class C, Class R6 and Class R2 shares, as applicable.

2 For certain types of investors, as described in the Fund’s prospectuses.

3 No contingent deferred sales charge is applicable.

Semiannual report | Disciplined Value Mid Cap Fund 7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2012 with the same investment held until September 30, 2012.

	Account value	Ending value	Expenses paid during
	on 4-1-12	on 9-30-12	period ended 9-30-12[1]

Class A	$1,000.00	$1,000.80	$6.42

Class C	1,000.00	996.10	10.51

Class I	1,000.00	1,002.30	4.72

Class R2	1,000.00	1,000.00	7.07

Class R6	1,000.00	1,002.30	4.67

Class ADV	1,000.00	1,000.80	6.27

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8 Disciplined Value Mid Cap Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on April 1, 2012, with the same investment held until September 30, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 4-1-12	on 9-30-12	period ended 9-30-12[1]

Class A	$1,000.00	$1,018.70	$6.48

Class C	1,000.00	1,014.50	10.61

Class I	1,000.00	1,020.40	4.76

Class R2	1,000.00	1,018.00	7.13

Class R6	1,000.00	1,020.40	4.71

Class ADV	1,000.00	1,018.80	6.33

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.28%, 2.10%, 0.94%, 1.41%, 0.93% and 1.25% for Class A, Class C, Class I, Class R2, Class R6 and Class ADV shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | Disciplined Value Mid Cap Fund 9

Portfolio summary

Top 10 Holdings (15.4% of Net Assets on 9-30-12)[1,2]

CBS Corp., Class B	2.3%	Fifth Third Bancorp	1.4%

Moody’s Corp.	1.7%	Torchmark Corp.	1.4%

The McGraw-Hill Companies, Inc.	1.6%	Noble Energy, Inc.	1.4%

Robert Half International, Inc.	1.4%	Cytec Industries, Inc.	1.4%

WESCO International, Inc.	1.4%	Flowserve Corp.	1.4%

Sector Composition[1,3]

Financials	24.5%	Materials	7.6%

Industrials	15.1%	Energy	6.2%

Information Technology	13.7%	Utilities	5.8%

Consumer Discretionary	12.2%	Consumer Staples	2.9%

Health Care	9.3%	Short-Term Investments & Other	2.7%

1 As a percentage of net assets on 9-30-12.

2 Cash and cash equivalents not included.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10 Disciplined Value Mid Cap Fund | Semiannual report

Fund’s investments

As of 9-30-12 (unaudited)

	Shares	Value
Common Stocks 97.3%	$1,941,618,894

(Cost $1,767,984,885)

Consumer Discretionary 12.2%		243,404,915

Auto Components 2.4%

Johnson Controls, Inc.	451,230	12,363,703

Lear Corp.	626,495	23,675,246

TRW Automotive Holdings Corp. (I)	250,980	10,970,336

Leisure Equipment & Products 0.8%

Brunswick Corp. (L)	745,820	16,877,907

Media 4.8%

CBS Corp., Class B	1,243,495	45,176,173

Omnicom Group, Inc.	397,435	20,491,749

The McGraw-Hill Companies, Inc.	567,510	30,980,371

Multiline Retail 2.7%

Kohl’s Corp. (L)	327,865	16,793,245

Macy’s, Inc.	632,150	23,781,483

Nordstrom, Inc.	226,890	12,519,790

Specialty Retail 0.8%

Williams-Sonoma, Inc.	380,190	16,716,954

Textiles, Apparel & Luxury Goods 0.7%

VF Corp. (L)	81,940	13,057,958

Consumer Staples 2.9%		57,523,757

Beverages 1.9%

Coca-Cola Enterprises, Inc.	546,855	17,100,156

Constellation Brands, Inc., Class A (I)	415,155	13,430,264

Dr. Pepper Snapple Group, Inc. (L)	172,020	7,660,051

Food Products 0.5%

Kellogg Company	196,365	10,144,216

Tobacco 0.5%

Lorillard, Inc.	78,910	9,189,070

Energy 6.2%		123,823,554

Energy Equipment & Services 1.8%

Ensco PLC, Class A (L)	204,065	11,133,786

Helmerich & Payne, Inc.	336,390	16,015,528

Weatherford International, Ltd. (I)	624,035	7,912,764

See notes to financial statements	Semiannual report | Disciplined Value Mid Cap Fund 11

	Shares	Value

Oil, Gas & Consumable Fuels 4.4%

EQT Corp.	252,210	$14,880,390

Noble Energy, Inc.	297,015	27,536,261

Rosetta Resources, Inc. (I)(L)	487,445	23,348,616

SM Energy Company	424,990	22,996,209

Financials 24.5%		489,186,008

Capital Markets 2.8%

Raymond James Financial, Inc.	692,720	25,388,188

SEI Investments Company	428,890	9,199,691

TD Ameritrade Holding Corp. (L)	1,356,435	20,848,406

Commercial Banks 5.8%

Comerica, Inc.	544,460	16,905,483

East West Bancorp, Inc.	942,650	19,908,768

Fifth Third Bancorp	1,804,245	27,983,840

Huntington Bancshares, Inc.	2,040,910	14,082,279

M&T Bank Corp. (L)	140,055	13,327,634

SunTrust Banks, Inc. (L)	811,020	22,927,535

Consumer Finance 2.6%

Capital One Financial Corp.	218,215	12,440,437

Discover Financial Services	642,980	25,545,595

SLM Corp.	869,265	13,664,846

Diversified Financial Services 1.7%

Moody’s Corp. (L)	785,970	34,716,295

Insurance 6.6%

Alleghany Corp. (I)	64,272	22,169,984

Arch Capital Group, Ltd. (I)(L)	277,570	11,569,118

Loews Corp.	299,500	12,357,370

Marsh & McLennan Companies, Inc.	720,205	24,436,556

Reinsurance Group of America, Inc.	329,265	19,054,566

Symetra Financial Corp.	1,022,820	12,580,686

The Hanover Insurance Group, Inc.	73,273	2,730,152

Torchmark Corp. (L)	539,580	27,707,433

Real Estate Investment Trusts 5.0%

American Assets Trust, Inc.	290,135	7,772,717

Duke Realty Corp.	553,065	8,130,056

Equity Residential	242,960	13,977,489

Kimco Realty Corp.	1,093,385	22,162,914

Regency Centers Corp.	257,660	12,555,772

Taubman Centers, Inc.	148,725	11,411,669

Ventas, Inc.	161,820	10,073,295

Vornado Realty Trust	167,270	13,557,234

Health Care 9.3%		186,141,986

Health Care Equipment & Supplies 2.4%

CareFusion Corp. (I)	924,595	26,249,252

Hologic, Inc. (I)(L)	1,064,345	21,542,343

12 Disciplined Value Mid Cap Fund | Semiannual report	See notes to financial statements

	Shares	Value
Health Care Providers & Services 6.3%

AmerisourceBergen Corp. (L)	677,485	$26,225,444

Chemed Corp. (L)	150,891	10,455,237

Cigna Corp.	351,575	16,583,793

DaVita, Inc. (I)	117,250	12,148,273

McKesson Corp.	288,925	24,856,218

Omnicare, Inc. (L)	765,415	26,001,148

Quest Diagnostics, Inc. (L)	165,010	10,466,584

Life Sciences Tools & Services 0.6%

ICON PLC, ADR (I)(L)	476,557	11,613,694

Industrials 15.1%		300,932,832

Aerospace & Defense 1.1%

Curtiss-Wright Corp.	642,070	20,995,689

Building Products 0.5%

Masco Corp.	637,295	9,591,290

Construction & Engineering 0.7%

Fluor Corp.	263,840	14,848,915

Electrical Equipment 0.4%

Hubbell, Inc., Class B	94,432	7,624,440

Machinery 6.0%

AGCO Corp. (I)	405,400	19,248,392

Dover Corp.	170,355	10,134,419

Flowserve Corp. (L)	212,495	27,144,111

Kennametal, Inc.	275,785	10,226,108

Parker Hannifin Corp. (L)	316,505	26,453,488

Stanley Black & Decker, Inc.	351,435	26,796,919

Professional Services 5.0%

Equifax, Inc.	431,085	20,079,939

FTI Consulting, Inc. (I)(L)	749,940	20,008,399

Manpower, Inc. (L)	343,920	12,656,256

Robert Half International, Inc.	1,080,940	28,785,432

Towers Watson & Company, Class A	334,820	17,762,201

Trading Companies & Distributors 1.4%

WESCO International, Inc. (I)(L)	499,595	28,576,834

Information Technology 13.7%		274,091,044

Communications Equipment 1.3%

Harris Corp. (L)	503,360	25,782,099

Computers & Peripherals 2.2%

Seagate Technology PLC (L)	723,395	22,425,245

Western Digital Corp.	581,060	22,504,454

Electronic Equipment, Instruments & Components 3.7%

Arrow Electronics, Inc. (I)	450,161	15,174,927

Avnet, Inc. (I)	452,535	13,164,243

Flextronics International, Ltd. (I)	2,811,300	16,867,800

Ingram Micro, Inc., Class A (I)	572,120	8,713,388

TE Connectivity, Ltd.	428,094	14,559,477

Vishay Intertechnology, Inc. (I)(L)	552,387	5,429,964

See notes to financial statements	Semiannual report | Disciplined Value Mid Cap Fund 13

	Shares	Value
IT Services 2.5%

Alliance Data Systems Corp. (I)(L)	66,750	$9,475,163

Amdocs, Ltd. (L)	542,300	17,890,477

CGI Group, Inc., Class A (I)	243,960	6,552,766

The Western Union Company	872,090	15,889,480

Office Electronics 0.4%

Xerox Corp.	1,113,540	8,173,384

Semiconductors & Semiconductor Equipment 1.6%

Analog Devices, Inc.	406,545	15,932,499

LSI Corp. (I)	1,166,530	8,060,722

ON Semiconductor Corp. (I)	1,184,165	7,306,298

Software 2.0%

CA, Inc.	675,585	17,406,448

Electronic Arts, Inc. (I)(L)	807,870	10,251,870

Symantec Corp. (I)	696,130	12,530,340

Materials 7.6%		150,416,122

Chemicals 3.9%

Ashland, Inc.	295,985	21,192,526

Cytec Industries, Inc.	418,840	27,442,397

Minerals Technologies, Inc. (L)	137,924	9,782,949

PPG Industries, Inc.	165,105	18,960,658

Containers & Packaging 3.7%

Ball Corp. (L)	354,695	15,007,145

Crown Holdings, Inc. (I)	628,415	23,094,251

Graphic Packaging Holding Company (I)	1,986,626	11,542,297

Rock-Tenn Company, Class A	324,105	23,393,899

Utilities 5.8%		116,098,676

Electric Utilities 4.0%

American Electric Power Company, Inc. (L)	366,080	16,085,555

Edison International	499,735	22,832,892

Great Plains Energy, Inc. (L)	518,385	11,539,244

NV Energy, Inc.	1,149,360	20,699,974

Westar Energy, Inc.	313,650	9,302,859

Independent Power Producers & Energy Traders 0.4%

AES Corp. (I)	658,950	7,228,682

Multi-Utilities 1.4%

Alliant Energy Corp.	314,415	13,642,467

Ameren Corp.	452,005	14,767,003

14 Disciplined Value Mid Cap Fund | Semiannual report	See notes to financial statements

	Yield	Shares	Value
Securities Lending Collateral 8.4%			$166,359,298

(Cost $166,313,433)
John Hancock Collateral Investment Trust (W)	0.3462% (Y)	16,621,635	166,359,298

Short-Term Investments 4.9%			$97,902,858

(Cost $97,902,858)

Money Market Funds 4.9%			97,902,858

State Street Institutional US Government
Money Market Fund	0.0469% (Y)	97,902,858	97,902,858

Total investments (Cost $2,032,201,176)† 110.6%		$2,205,881,050

Other assets and liabilities, net (10.6%)			($210,751,412)

Total net assets 100.0%		$1,995,129,638

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depository Receipt

(I) Non-income producing security.

(L) A portion of this security is on loan as of 9-30-12.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 9-30-12.

† At 9-30-12, the aggregate cost of investment securities for federal income tax purposes was $2,038,384,056. Net unrealized appreciation aggregated $167,496,994, of which $198,692,314 related to appreciated investment securities and $31,195,320 related to depreciated investment securities.

See notes to financial statements	Semiannual report | Disciplined Value Mid Cap Fund 15

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 9-30-12 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,865,887,743)
including $162,486,228 of securities loaned	$2,039,521,752
Investments in affiliated issuers, at value (Cost $166,313,433)	166,359,298

Total investments, at value (Cost $2,032,201,176)	2,205,881,050
Receivable for investments sold	11,511,346
Receivable for fund shares sold	8,431,000
Dividends and interest receivable	1,856,132
Receivable for securities lending income	36,064
Receivable due from adviser	1,558
Other receivables and prepaid expenses	172,831

Total assets	2,227,889,981

Liabilities

Payable for investments purchased	62,989,790
Payable for fund shares repurchased	2,927,029
Payable upon return of securities loaned	166,329,046
Payable to affiliates
Accounting and legal services fees	91,230
Transfer agent fees	222,111
Trustees’ fees	2,189
Other liabilities and accrued expenses	198,948

Total liabilities	232,760,343

Net assets

Paid-in capital	$1,827,157,567
Undistributed net investment income	6,607,863
Accumulated net realized gain (loss) on investments and investments	(12,315,666)
Net unrealized appreciation (depreciation) on investments	173,679,874

Net assets	$1,995,129,638

16 Disciplined Value Mid Cap Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($799,849,548 ÷ 64,415,832 shares)	$12.42
Class C ($49,430,681 ÷ 3,895,114 shares)[1]	$12.69
Class I ($1,091,499,388 ÷ 85,164,370 shares)	$12.82
Class R2 ($990,413 ÷ 77,524 shares)	$12.78
Class R6 ($52,660,806 ÷ 4,108,657 shares)	$12.82
Class ADV ($698,802 ÷ 56,304 shares)	$12.41

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$13.07

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Disciplined Value Mid Cap Fund 17

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six month period ended 9-30-12 (unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$13,086,848
Securities lending	310,727
Interest	5,191

Total investment income	13,402,766

Expenses

Investment management fees	6,277,819
Distribution and service fees	998,814
Accounting and legal services fees	145,978
Transfer agent fees	1,153,844
Trustees’ fees	35,812
State registration fees	71,552
Printing and postage	106,304
Professional fees	65,532
Custodian fees	119,780
Registration and filing fees	10,202
Other	22,961

Total expenses	9,008,598
Less expense reductions	(18,988)

Net expenses	8,989,610

Net investment income	4,413,156

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(5,407,122)
Investments in affiliated issuers	2,048
(5,405,074)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	26,879,911
Investments in affiliated issuers	1,772
26,881,683
Net realized and unrealized gain	21,476,609

Increase in net assets from operations	$25,889,765

18 Disciplined Value Mid Cap Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	9-30-12	ended
	(Unaudited)	3-31-12

Increase (decrease) in net assets

From operations
Net investment income	$4,413,156	$3,917,596
Net realized loss	(5,405,074)	(6,954,233)
Change in net unrealized appreciation (depreciation)	26,881,683	90,921,817

Increase in net assets resulting from operations	25,889,765	87,885,180

Distributions to shareholders
From net investment income
Class I	—	(1,140,707)
Class R6	—	(240)
Class ADV	—	(117)
From net realized gain
Class A	—	(1,042,548)
Class C	—	(12,538)
Class I	—	(1,636,417)
Class R6	—	(309)
Class ADV	—	(2,537)

Total distributions	—	(3,835,413)

From Fund share transactions	480,901,056	979,510,224

Total increase	506,790,821	1,063,559,991

Net assets

Beginning of period	1,488,338,817	424,778,826

End of period	$1,995,129,638	$1,488,338,817

Undistributed net investment income	$6,607,863	$2,194,707

See notes to financial statements	Semiannual report | Disciplined Value Mid Cap Fund 19

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES

Period ended	9-30-12[1]	3-31-12	3-31-11[2]	8-31-10[3]	8-31-09[4]	8-31-08[4]	8-31-07[4]
Per share operating performance

Net asset value, beginning
of period	$12.41	$11.98	$8.66	$8.10	$9.08	$11.16	$12.81
Net investment income[5]	0.02	0.04	0.01	0.01[6]	0.07	0.06	0.02
Net realized and unrealized
gain (loss) on investments	(0.01)	0.42	3.32	0.60	(0.98)[7]	(0.74)	2.39
Total from
investment operations	0.01	0.46	3.33	0.61	(0.91)	(0.68)	2.41
Less distributions
From net investment income	—	—	(0.01)	(0.05)	(0.07)	(0.04)	—
From net realized gain	—	(0.03)	—	—	—[8]	(1.36)	(4.06)
Total distributions	—	(0.03)	(0.01)	(0.05)	(0.07)	(1.40)	(4.06)
Net asset value, end
of period	$12.42	$12.41	$11.98	$8.66	$8.10	$9.08	$11.16
Total return (%)[9]	0.08[10]	3.92[11]	38.47[10,11]	7.54[11]	(9.79)[7,11]	(6.62)[11]	21.02[11]

Ratios and supplemental data

Net assets, end of period
(in millions)	$800	$517	$171	$75	$14	$17	$13
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.28[12]	1.33	1.35[12]	1.56	1.93	1.73	1.73
Expenses net of fee waivers
and credits	1.28[12]	1.29	1.25[12]	1.25	1.25	1.25	1.25
Net investment income	0.38[12]	0.32	0.10[12]	0.09	1.09	0.55	0.14
Portfolio turnover (%)	31	41	27	38	58	64	89

1 Six months ended 9-30-12. Unaudited.
2 For the seven month period ended 3-31-11. The Fund changed its fiscal year end from August 31 to March 31.
3 After the close of business on 7-9-10, holders of Investor Class Shares of the former Robeco Boston Partners
Mid Cap Value Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of the John Hancock Disciplined Value Mid Cap Fund. These shares were first offered on 7-12-10. Additionally, the accounting and performance history of the Investor Class Shares of the Predecessor Fund was redesignated as that of John Hancock Disciplined Value Mid Cap Fund Class A.
4 Audited by previous independent registered public accounting firm.
5 Based on the average daily shares outstanding.
6 The amount shown for a share outstanding may differ with the distributions from net investment income for the period due to the timing of distributions in relations to fluctuations of shares outstanding during the period.
7 In 2009, the investment advisor fully reimbursed the Fund for a loss on a transaction not meeting the Fund’s investment guidelines, which otherwise would have reduced total return by 0.11% and net realized and unrealized gain/(loss) on investment by $0.01 per share.
8 Less than $0.01 per share.
9 Does not reflect the effect of sales charges, if any.
10 Not annualized.
11 Total returns would have been lower had certain expenses not been reduced during the periods shown.
12 Annualized.

20 Disciplined Value Mid Cap Fund | Semiannual report	See notes to financial statements

CLASS C SHARES Period ended	9-30-12[1]	3-31-12[2]

Per share operating performance

Net asset value, beginning of period	$12.74	$10.63
Net investment loss[3]	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.03)	2.16
Total from investment operations	(0.05)	2.14
Less distributions
From net realized gain	—	(0.03)
Total distributions	—	(0.03)
Net asset value, end of period	$12.69	$12.74
Total return (%)[4,5]	(0.39)[6]	20.22[6]

Ratios and supplemental data
Net assets, end of period (in millions)	$49	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	2.13[7]	2.10[7]
Expenses net of fee waivers and credits	2.10[7]	2.10[7]
Net investment loss	(0.39)[7]	(0.26)
Portfolio turnover (%)	31	41[8]

1 Six months ended 9-30-12. Unaudited.
2 Period from 8-15-11 (inception date) to 3-31-12.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

See notes to financial statements	Semiannual report | Disciplined Value Mid Cap Fund 21

CLASS I SHARES

Period ended	9-30-12[1]	3-31-12	3-31-11[2]	8-31-10[3]	8-31-09[4]	8-31-08[4]	8-31-07[4]
Per share operating performance

Net asset value, beginning
of period	$12.79	$12.33	$8.92	$8.34	$9.35	$11.45	$13.05
Net investment income[5]	0.04	0.07	0.03	0.04[6]	0.09	0.08	0.05
Net realized and unrealized
gain (loss) on investments	(0.01)	0.45	3.41	0.61	(1.01)[7]	(0.76)	2.44
Total from
investment operations	0.03	0.52	3.44	0.65	(0.92)	(0.68)	2.49
Less distributions
From net investment income	—	(0.03)	(0.03)	(0.07)	(0.09)	(0.06)	(0.03)
From net realized gain	—	(0.03)	—	—	—[8]	(1.36)	(4.06)
Total distributions	—	(0.06)	(0.03)	(0.07)	(0.09)	(1.42)	(4.09)
Net asset value, end
of period	$12.82	$12.79	$12.33	$8.92	$8.34	$9.35	$11.45
Total return (%)	0.23[9]	4.28	38.64[9]	7.76[10]	(9.50)[7,10]	(6.41)[10]	21.32[10]

Ratios and supplemental data

Net assets, end of period
(in millions)	$1,091	$948	$254	$87	$33	$35	$36
Ratios (as a percentage of
average net assets):
Expenses before reductions	0.94[11]	0.98	0.99[11]	1.28	1.69	1.48	1.48
Expenses net of fee waivers
and credits	0.94[11]	0.98	0.99[11]	1.00	1.00	1.00	1.00
Net investment income	0.68[11]	0.63	0.37[11]	0.41	1.33	0.80	0.38
Portfolio turnover (%)	31	41	27	38	58	64	89

1 Six months ended 9-30-12. Unaudited.
2 For the seven month period ended 3-31-11. The Fund changed its fiscal year end from August 31 to March 31.
3 After the close of business on 7-9-10, holders of Institutional Class Shares of the former Robeco Boston Partners
Mid Cap Value Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class I shares of the John Hancock Disciplined Value Mid Cap Fund. These shares were first offered on 7-12-10. Additionally, the accounting and performance history of the Institutional Class Shares of the Predecessor Fund was redesignated as that of John Hancock Disciplined Value Mid Cap Fund Class I.
4 Audited by previous independent registered public accounting firm.
5 Based on the average daily shares outstanding.
6 The amount shown for a share outstanding may differ with the distributions from net investment income for the period due to the timing of distributions in relations to fluctuations of shares outstanding during the period.
7 In 2009, the investment advisor fully reimbursed the Fund for a loss on a transaction not meeting the Fund’s investment guidelines, which otherwise would have reduced total return by 0.11% and net realized and unrealized gain/(loss) on investment by $0.01 per share.
8 Less than $0.01 per share.
9 Not annualized.
10 Total returns would have been lower had certain expenses not been reduced during the periods shown.
11 Annualized.

22 Disciplined Value Mid Cap Fund | Semiannual report	See notes to financial statements

CLASS R2 SHARES Period ended	9-30-12[1]	3-31-12[2]

Per share operating performance

Net asset value, beginning of period	$12.78	$12.43
Net investment income[3]	0.02	0.01
Net realized and unrealized gain (loss) on investments	(0.02)	0.34
Total from investment operations	—	0.35
Net asset value, end of period	$12.78	$12.78
Total return (%)[4]	—[5]	2.82[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	4.97[7]	16.13[7]
Expenses net of fee waivers and credits	1.41[7]	1.45[7]
Net investment income	0.28[7]	1.00[7]
Portfolio turnover (%)	31	41[8]

1 Six months ended 9-30-12. Unaudited.
2 Period from 3-1-12 (inception date) to 3-31-12.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

CLASS R6 SHARES Period ended	9-30-12[1]	3-31-12[2]

Per share operating performance

Net asset value, beginning of period	$12.79	$10.95
Net investment income[3]	0.06	0.08
Net realized and unrealized gain (loss) on investments	(0.03)	1.82
Total from investment operations	0.03	1.90
Less distributions
From net investment income	—	(0.03)
From net realized gain	—	(0.03)
Total distributions	—	(0.06)
Net asset value, end of period	$12.82	$12.79
Total return (%)	0.23[4]	17.45[4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	$53	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93[6]	4.22[6]
Expenses net of fee waivers and credits	0.93[6]	0.99[6]
Net investment income	0.93[6]	1.25[6]
Portfolio turnover (%)	31	41[7]

1 Six months ended 9-30-12. Unaudited.
2 Period from 9-1-11 (inception date) to 3-31-12.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the period shown.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

See notes to financial statements	Semiannual report | Disciplined Value Mid Cap Fund 23

CLASS ADV SHARES Period ended	9-30-12[1]	3-31-12	3-31-11[2]	8-31-10[3]

Per share operating performance

Net asset value, beginning of period	$12.40	$11.97	$8.65	$8.86
Net investment income[4]	0.02	0.04	0.01	—[5]
Net realized and unrealized gain (loss) on investments	(0.01)	0.43	3.32	(0.21)
Total from investment operations	0.01	0.47	3.33	(0.21)
Less distributions
From net investment income	—	(0.01)	(0.01)	—
From net realized gain	—	(0.03)	—	—
Total distributions	—	(0.04)	(0.01)	—
Net asset value, end of period	$12.41	$12.40	$11.97	$8.65
Total return (%)[6]	0.08[7]	3.94	38.50[7]	(2.37)[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	—[8]	—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.50[9]	4.18	5.78[9]	1.42[9]
Expenses net of fee waivers and credits	1.25[9]	1.25	1.25[9]	1.25[9]
Net investment income (loss)	0.35[9]	0.37	0.15[9]	(0.37)[9]
Portfolio turnover (%)	31	41	27	38[10]

1 Six months ended 9-30-12. Unaudited.
2 For the seven month period ended 3-31-11. The Fund changed its fiscal year end from August 31 to March 31.
3 Period from 7-12-10 (inception date) to 8-31-10.
4 Based on the average daily shares outstanding.
5 Less than $0.01 per share.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Not annualized.
8 Less than $500,000.
9 Annualized.
10 Portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

24 Disciplined Value Mid Cap Fund | Semiannual report	See notes to financial statements

Notes to financial statements

(unaudited)

Note 1 — Organization

John Hancock Disciplined Value Mid Cap Fund (the Fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term growth of capital with current income as a secondary objective.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class ADV shares are available only to investors who acquired Class A shares as a result of the reorganization of the Robeco Boston Partners Mid Cap Value Fund (the Predecessor Fund) into the Fund and are closed to new investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or

Semiannual report | Disciplined Value Mid Cap Fund 25

trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of September 30, 2012, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, which has a floating net asset value (NAV) and invests in short term investments as part of the securities lending program, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral and through securities lending provider indemnification, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value or possible loss of rights in the collateral should the borrower fail financially. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended September 30, 2012 were $1,550. For the six months ended September 30, 2012, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

26 Disciplined Value Mid Cap Fund | Semiannual report

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of March 31, 2012, the Fund has $1,233,400 of short term capital loss carryforward available to offset future net realized capital gains.

As of March 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Semiannual report | Disciplined Value Mid Cap Fund 27

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.800% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.775% of the next $500,000,000; (c) 0.750% of the next $500,000,000; (d) 0.725% of the next $1,000,000,000; and (e) 0.700% of the Fund’s average daily net assets in excess of $2,500,000,000. The Adviser has a subadvisory agreement with Robeco Investment Management, Inc. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes certain expenses such as taxes, brokerage commissions, interest, litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The reimbursements are such that these expenses will not exceed 1.35%, 2.10%, 1.04%, 1.40%, 0.95% and 1.25% for Class A, Class C, Class I, Class R2, Class R6 and Class ADV shares, respectively. The expense reimbursements will continue in effect until at least June 30, 2013 for Class A, Class C, Class I and Class ADV shares and September 30, 2013 for Class R2 and Class R6 shares. Prior to July 1, 2012 for Class R2 and Class R6 shares and July 10, 2012 for Class I , the fee waivers and/or reimbursements were such that these expenses would not exceed 1.45%, 0.99% and 1.00% for Class R2, Class R6 and Class I shares, respectively. From July 1, 2012 to September 10, 2012 the fee waivers and/or reimbursements for Class R2 and Class R6 shares were voluntary.

For the six months ended September 30, 2012, the expense reductions amounted to the following:

EXPENSE
CLASS	REDUCTIONS

Class A	—
Class C	$5,942
Class I	—
Class R2	8,303
Class R6	—
Class ADV	4,743
Total	$18,988

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the six months ended September 30, 2012 were equivalent to a net annual effective rate of 0.77% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended September 30, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class C, Class R2 and Class ADV shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R2 shares, the Fund pays for certain other services. The Fund pays the following contractual rates of distribution fees and may pay up to the following service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares. Currently,

28 Disciplined Value Mid Cap Fund | Semiannual report

only 0.25% is charged to Class A shares for 12b-1 fees and 0.00% is charged to Class R2 shares for service fees.

CLASS	12b–1 FEE	SERVICE FEE

Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class ADV	0.25%	—

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $696,680 for the six months ended September 30, 2012. Of this amount, $98,974 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $594,425 was paid as sales commissions to broker-dealers and $3,281 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class C shares are subject to contingent deferred sales charges (CDSCs). Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to reimburse the Distributor for commissions paid in connection with the sale of these shares. During the six months ended September 30, 2012, CDSCs received by the Distributor amounted to $3,571 for Class C shares.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended September 30, 2012 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$815,640	$631,540	$14,922	$45,958
Class C	181,642	35,120	18,545	2,978
Class I	—	481,360	16,834	51,583
Class R2	583	66	8,966	70
Class R6	—	5,022	8,111	5,188
Class ADV	949	736	4,174	527
Total	$998,814	$1,153,844	$71,552	$106,304

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within

Semiannual report | Disciplined Value Mid Cap Fund 29

Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended September 30, 2012 and for the year ended March 31, 2012 were as follows:

	Six months ended 9-30-12		Year ended 3-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	29,885,665	$357,008,374	40,929,038	$467,151,243
Distributions reinvested	—	—	93,424	988,426
Repurchased	(7,105,532)	(84,714,114)	(13,637,297)	(152,469,459)

Net increase	22,780,133	$272,294,260	27,385,165	$315,670,210

Class C shares

Sold	2,449,124	$30,133,040	1,637,864	$19,443,043
Distributions reinvested	—	—	1,111	12,086
Repurchased	(147,813)	(1,817,889)	(45,172)	(501,404)

Net increase	2,301,311	$28,315,151	1,593,803	$18,953,725

Class I shares

Sold	33,501,563	$413,396,722	64,864,977	$773,298,013
Distributions reinvested	—	—	77,502	843,998
Repurchased	(22,481,724)	(281,131,850)	(11,396,628)	(132,055,818)

Net increase	11,019,839	$132,264,872	53,545,851	$642,086,193

Class R2 shares

Sold	74,332	$913,525	8,045	$100,000
Repurchased	(4,853)	(62,919)	—	—

Net increase	69,479	$850,606	8,045	$100,000

Class R6 shares

Sold	4,128,800	$49,604,658	175,316	$2,180,325
Repurchased	(182,945)	(2,271,645)	(12,514)	(157,180)

Net increase	3,945,855	$47,333,013	162,802	$2,023,145

Class ADV shares

Sold	253	$3,012	70,774	$770,849
Distributions reinvested	—	—	241	2,554
Repurchased	(13,382)	(159,858)	(8,512)	(96,452)

Net increase (decrease)	(13,129)	($156,846)	62,503	$676,951

Net increase	40,103,488	$480,901,056	82,758,169	$979,510,224

Affiliates of the Fund owned 11% of shares of beneficial interest of Class R2 on September 30, 2012.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $988,009,713 and $494,167,973, respectively, for the six months ended September 30, 2012.

30 Disciplined Value Mid Cap Fund | Semiannual report

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Disciplined Value Mid Cap Fund (the Fund), a series of John Hancock Funds III, met in-person on May 6–8, and June 3–5, 2012 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) between the Adviser and Robeco Investment Management, Inc. (the Subadviser) with respect to the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

On June 3–5, 2012, the Board consisted of nine individuals, seven of whom were Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairman. On June 3–5, 2012, the Board had four standing committees that were composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts & Operations Committee. Additionally, on June 3–5, 2012, Investment Performance Committees A and B were standing committees of the Board composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee B was responsible for overseeing and monitoring matters relating to the investment performance of the Fund. The Board also designated an Independent Trustee as Vice Chairman to serve in the absence of the Chairman. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 6–8, 2012 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Lipper, a Thomson Reuters company (Lipper), on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a “Category” and a subset of the Category referred to as the “Expense Group”, each as determined by Lipper, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Expense Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser or Subadviser or their affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other

Semiannual report | Disciplined Value Mid Cap Fund 31

investment companies, having similar investment mandates, as well as the performance of those other clients and a comparison of the services provided to those other clients and the services provided to the Fund; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 6–8, 2012, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 6–8, 2012 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 3–5, 2012, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement and the Subadvisory Agreement, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s investment manager analytical capabilities, market and economic knowledge and execution of its Subadviser oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the Adviser’s and its affiliates’ policies and procedures for assuring compliance with applicable laws and regulations.

32 Disciplined Value Mid Cap Fund | Semiannual report

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by the Adviser, which analyzed various factors that may affect the Lipper rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Lipper Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Lipper to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2012 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

Set forth below is the performance of the Fund over certain time periods ended December 31, 2011 and that of its Category average and benchmark index over the same periods:

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

Disciplined Value Mid Cap Fund	0.32%	20.20%	4.26%	8.28%
Class A Shares
Mid-Cap Value Category Average	–4.55%	16.93%	–0.51%	5.84%
Russell Mid Cap Value TR Index	–1.38%	18.19%	0.04%	7.67%

The Board noted that the Fund outperformed its Category’s average performance and its benchmark index’s performance for all periods shown.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Expense Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including other registered investment companies, institutional investors and separate accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Expense Group median. The Board also considered expense information regarding the Fund’s total operating

Semiannual report | Disciplined Value Mid Cap Fund 33

expense ratio (Gross Expense Ratio) and, if different, the Fund’s total operating expense ratio after taking into account any fee waiver or expense waiver agreement by the Adviser (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Expense Group median.

The Board noted that the Fund’s advisory fee ratio was four basis points above the Expense Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s 2011 financial statements in relation with the Fund’s Expense Group median provided by Lipper in April 2012:

	FUND — CLASS A	EXPENSE GROUP MEDIAN

Advisory Fee Ratio	0.79%	0.75%
Gross Expense Ratio	1.29%	1.27%
Net Expense Ratio	1.25%	1.25%

The Board viewed favorably the Adviser’s contractual agreement to waive all or a portion of its advisory fees and to reimburse or pay operating expenses to the extent necessary to maintain the Fund’s Net Expense Ratio at 1.35% for Class A shares (and at varying levels for other classes), excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, until June 30, 2013. The Board favorably considered the impact of this contractual agreement towards lowering the Fund’s Gross Expense Ratio.

The Board received and reviewed statements relating to the Adviser’s financial condition and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services under the Advisory Agreement, as well as from other relationships between the Fund and the Adviser and its affiliates. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2011 compared to available aggregate profitability data provided for the year ended December 31, 2010. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

The Board also considered a comparison of the Adviser’s profitability to that of a limited number of other investment advisers whose profitability information is publicly available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is limited.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the subadvisory fee under the Subadvisory Agreement had been negotiated by the Adviser and the Subadviser on an arm’s-length basis. For this reason, the Subadviser’s separate profitability from its relationship with the Fund was not a factor in determining whether to renew the Subadvisory Agreement. In evaluating overall fees for investment management, the Board recognized the inherently higher cost structure of subadvised funds.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

34 Disciplined Value Mid Cap Fund | Semiannual report

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and, in the case of the Adviser, the engagement of its affiliates and/ or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement and the Subadvisory Agreement each for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their ongoing regular review of Fund performance and operations throughout the year.

Semiannual report | Disciplined Value Mid Cap Fund 35

More information

Trustees	Investment adviser
Steven R. Pruchansky,* Chairman	John Hancock Investment Management
William H. Cunningham	Services, LLC
Deborah C. Jackson
Hugh McHaffie†	Subadviser
Dr. John A. Moore,* Vice Chairman	Robeco Investment Management, Inc.
Gregory A. Russo*
John G. Vrysen†	Principal distributor
John Hancock Funds, LLC
Officers
Hugh McHaffie	Custodian
President	State Street Bank and Trust Company

Andrew G. Arnott	Transfer agent
Executive Vice President	John Hancock Signature Services, Inc.

Thomas M. Kinzler	Legal counsel
Secretary and Chief Legal Officer	K&L Gates LLP

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

36 Disciplined Value Mid Cap Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Disciplined Value Mid Cap Fund.	363SA 9/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	11/12

John Hancock

MUTUAL FUNDS

John Hancock
International Value Equity Fund

Semiannual Report

9.30.12

A look at performance

Total returns for the period ended September 30, 2012

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge			with maximum sales charge

	1-year	5-year	10-year	6-months	1-year	5-year	10-year

Class A1,2	8.81	–4.80	8.16	–5.46	8.81	–21.82	119.10

Class I1,2,3	14.91	–3.71	8.79	–0.24	14.91	–17.22	132.16

Class NAV[1,2,3]	15.12	–3.30	9.26	–0.24	15.12	–15.44	142.40

Performance figures assume all dividends have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable for Class I or Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 6-30-13 for Class A and Class I shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class I	Class NAV
Net (%)	1.60	1.29	1.08
Gross (%)	4.35	8.09	1.08

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

See the following page for footnotes.

6	International Value Equity Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index 1	Index 2

Class I [3]	9-30-02	$23,216	$23,216	$24,027	$25,141

Class NAV [3]	9-30-02	24,240	24,240	24,027	25,141

MSCI World ex-USA Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America.

MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America, that have higher than average value characteristics.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 After the close of business on 2-11-11, holders of Class A shares of the former Optique International Value Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of John Hancock International Value Equity Fund. These shares were first offered on 2-14-11. Additionally, the accounting and performance history of the Class A shares of the Predecessor Fund was redesignated as that of John Hancock International Value Equity Fund Class A. Class I shares were first offered on 2-14-11 and Class NAV shares were first offered on 12-16-11. Returns prior to these dates are those of Class A shares recalculated to reflect the gross fees and expenses of Class I and Class NAV shares, as applicable.

2 In October 2011, the adviser made a voluntary payment to the Fund of $6,950, or approximately $0.018 per share. Without this payment, performance would have been lower.

3 For certain types of investors, as described in the Fund’s prospectuses.

Semiannual report | International Value Equity Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2012 with the same investment held until September 30, 2012.

	Account value	Ending value	Expenses paid during
	on 4-1-12	on 9-30-12	period ended 9-30-12[1]

Class A	$1,000.00	$995.10	$8.00

Class I	1,000.00	997.60	6.21

Class NAV	1,000.00	997.60	5.46

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	International Value Equity Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on April 1, 2012, with the same investment held until September 30, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 4-1-12	on 9-30-12	period ended 9-30-12[1]

Class A	$1,000.00	$1,017.00	$8.09

Class I	1,000.00	1,018.90	6.28

Class NAV	1,000.00	1,019.60	5.52

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.60%, 1.24% and 1.09% for Class A, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | International Value Equity Fund	9

Portfolio summary

Top 10 Holdings (12.0% of Net Assets on 9-30-12)[1,2]

Nestle SA	1.5%	Total SA	1.2%

Petroleo Brasileiro SA	1.3%	HSBC Holdings PLC	1.1%

Fraser and Neave, Ltd.	1.2%	CNOOC, Ltd.	1.1%

Novartis AG	1.2%	Royal Dutch Shell PLC, A Shares	1.1%

Techtronic Industries Company	1.2%	Encana Corp.	1.1%

Sector Composition[1,3]

Financials	19.4%	Consumer Discretionary	7.3%

Industrials	15.1%	Telecommunication Services	5.7%

Health Care	10.9%	Utilities	5.4%

Energy	10.7%	Information Technology	4.2%

Consumer Staples	8.9%	Short-Term Investments & Other	4.3%

Materials	8.1%

1 As a percentage of net assets on 9-30-12.

2 Cash and cash equivalents not included.

3 International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	International Value Equity Fund | Semiannual report

Fund’s investments

As of 9-30-12 (unaudited)

	Shares	Value

Common Stocks 93.6%		$268,152,620

(Cost $245,303,001)

Australia 7.1%		20,499,416

AGL Energy, Ltd.	139,581	2,163,527

Amcor, Ltd.	283,351	2,274,766

BHP Billiton, Ltd.	76,483	2,620,577

Incitec Pivot, Ltd.	708,338	2,177,263

National Australia Bank, Ltd.	99,939	2,633,153

Santos, Ltd.	246,300	2,886,367

Sonic Healthcare, Ltd.	204,587	2,875,015

Westpac Banking Corp.	111,691	2,868,748

Austria 1.5%		4,445,117

OMV AG	77,762	2,725,252

Telekom Austria AG	243,095	1,719,865

Bermuda 0.8%		2,401,851

Hiscox, Ltd.	305,431	2,401,851

Canada 7.7%		22,216,066

Bank of Montreal (L)	43,738	2,584,862

Barrick Gold Corp.	55,485	2,318,507

Bombardier, Inc.	536,718	2,014,535

Encana Corp. (L)	141,768	3,104,735

Husky Energy, Inc. (L)	107,558	2,890,532

Magna International, Inc. (L)	53,312	2,305,252

Potash Corp. of Saskatchewan, Inc.	50,117	2,178,313

Sun Life Financial, Inc. (L)	97,986	2,274,479

The Toronto-Dominion Bank (L)	30,514	2,544,851

Chile 0.7%		1,889,488

Enersis SA, ADR	115,283	1,889,488

China 3.2%		9,043,878

China Petroleum & Chemical Corp., H Shares	3,162,000	2,937,816

CNOOC, Ltd.	1,544,000	3,132,883

Industrial & Commercial Bank of China, H Shares	3,821,000	2,246,863

Sinotrans, Ltd., H Shares (I)	5,585,000	726,316

France 6.2%		17,684,277

Cie de Saint-Gobain	61,693	2,174,673

GDF Suez	93,315	2,091,220

Sanofi	36,103	3,084,251

See notes to financial statements	Semiannual report | International Value Equity Fund	11

	Shares	Value
France (continued)

Societe BIC SA	21,039	$2,545,460

Total SA	66,419	3,303,621

Vinci SA	47,834	2,044,330

Vivendi SA	124,830	2,440,722

Germany 7.9%		22,664,899

Allianz SE	23,362	2,781,738

BASF SE	31,625	2,672,233

Bayer AG	29,320	2,522,749

Deutsche Bank AG	61,394	2,429,694

Deutsche Boerse AG	42,689	2,364,132

E.ON AG	105,655	2,510,895

Muenchener Rueckversicherungs AG	16,648	2,601,331

Rheinmetall AG	46,010	2,149,269

Siemens AG	26,365	2,632,858

Hong Kong 6.2%		17,735,325

China Mobile, Ltd.	218,000	2,417,252

Guangdong Investment, Ltd.	2,874,000	2,255,863

Hang Lung Group, Ltd.	348,000	2,200,387

Johnson Electric Holdings, Ltd.	3,915,000	2,563,355

Swire Pacific, Ltd., Class A	182,500	2,228,029

Swire Properties, Ltd.	55,650	171,798

Techtronic Industries Company	1,904,500	3,449,323

Yue Yuen Industrial Holdings, Ltd.	728,000	2,449,318

Ireland 0.6%		1,597,669

C&C Group PLC	335,776	1,597,669

Israel 1.0%		2,749,459

Teva Pharmaceutical Industries, Ltd.	66,413	2,749,459

Italy 1.9%		5,334,077

Ansaldo STS SpA	319,006	2,616,920

DiaSorin SpA (L)	77,874	2,717,157

Japan 16.4%		47,050,875

Aderans Company, Ltd. (I)	98,000	1,333,307

Aisin Seiki Company, Ltd.	70,400	2,000,767

Asahi Glass Company, Ltd.	371,000	2,469,853

Astellas Pharma, Inc. (L)	50,000	2,539,538

Daiichi Sankyo Company, Ltd. (L)	161,700	2,671,960

Disco Corp. (L)	42,300	2,036,163

East Japan Railway Company	34,200	2,264,952

Fujitsu, Ltd. (L)	502,000	1,883,193

Honda Motor Company, Ltd.	69,300	2,126,450

Komatsu, Ltd.	99,800	1,963,482

Kyocera Corp. (L)	27,100	2,345,639

Mitsubishi Corp. (L)	109,300	1,985,679

Mitsubishi UFJ Financial Group	518,800	2,417,228

Nidec Corp. (L)	27,200	1,988,776

12	International Value Equity Fund | Semiannual report	See notes to financial statements

	Shares	Value
Japan (continued)

Nippon Electric Glass Company, Ltd.	256,000	$1,404,096

Nippon Telegraph & Telephone Corp.	52,200	2,476,976

Secom Company, Ltd. (L)	45,900	2,392,693

Sumitomo Chemical Company, Ltd. (L)	687,000	1,750,123

Tokyo Electron, Ltd. (L)	46,600	1,983,360

Toyo Suisan Kaisha, Ltd.	99,000	2,475,744

Tsuruha Holdings, Inc.	34,100	2,547,747

Yamada Denki Company, Ltd.	45,480	1,993,149

Netherlands 3.9%		11,171,649

Aegon NV	475,936	2,486,052

Heineken Holding NV	60,367	2,937,312

Koninklijke Philips Electronics NV	112,645	2,633,930

Royal Dutch Shell PLC, A Shares	89,914	3,114,355

Norway 1.9%		5,396,550

DNB ASA	210,022	2,583,092

Fred.Olsen Energy ASA	62,828	2,813,458

Singapore 3.0%		8,496,312

DBS Group Holdings, Ltd.	217,500	2,540,389

Fraser and Neave, Ltd. (I)	489,000	3,527,968

Singapore Telecommunications, Ltd.	933,000	2,427,955

South Africa 0.6%		1,765,477

Tiger Brands, Ltd.	53,719	1,765,477

Spain 0.9%		2,580,614

Telefonica SA (I)	193,529	2,580,614

Sweden 1.6%		4,670,974

Saab AB	133,369	2,562,406

Securitas AB, Series B	280,164	2,108,568

Switzerland 6.1%		17,563,592

Aryzta AG (I)	54,384	2,611,155

Credit Suisse Group AG (I)	117,297	2,494,604

Nestle SA	67,821	4,278,226

Novartis AG	57,288	3,506,392

STMicroelectronics NV	416,516	2,252,886

Xstrata PLC (I)	155,964	2,420,329

United Kingdom 14.4%		41,195,055

Anglo American PLC	82,386	2,425,218

AstraZeneca PLC	60,060	2,869,247

Aviva PLC	464,797	2,401,763

Barclays PLC	771,732	2,686,336

British Sky Broadcasting Group PLC	210,253	2,525,920

Debenhams PLC	824,357	1,365,847

Diageo PLC	103,197	2,905,664

GlaxoSmithKline PLC	114,359	2,638,009

HSBC Holdings PLC	352,060	3,266,807

National Grid PLC	201,629	2,225,795

Reed Elsevier PLC	288,131	2,758,560

See notes to financial statements	Semiannual report | International Value Equity Fund	13

		Shares	Value
United Kingdom (continued)

Smith & Nephew PLC		270,706	$2,989,930

Standard Chartered PLC		110,034	2,492,458

Unilever PLC		79,785	2,905,933

United Utilities Group PLC		204,077	2,363,136

Vodafone Group PLC		834,287	2,374,432

Preferred Securities 2.1%			$6,027,695

(Cost $5,952,013)

Brazil 2.1%			6,027,695

Petroleo Brasileiro SA		324,730	3,583,283

Vale SA		140,500	2,444,412

	Yield	Shares	Value

Securities Lending Collateral 13.3%			$38,057,995

(Cost $38,056,216)
John Hancock Collateral Investment Trust (W)	0.3462% (Y)	3,802,529	38,057,995

Total investments (Cost $289,311,230)† 109.0%			$312,238,310

Other assets and liabilities, net (9.0%)			($25,827,702)

Total net assets 100.0%			$286,410,608

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 9-30-12.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 9-30-12.

† At 9-30-12, the aggregate cost of investment securities for federal income tax purposes was $289,373,269. Net unrealized appreciation aggregated $22,865,041, of which $28,819,600 related to appreciated investment securities and $5,954,559 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of net assets on 9-30-12:

Financials	19.4%
Industrials	15.1%
Health Care	10.9%
Energy	10.7%
Consumer Staples	8.9%
Materials	8.1%
Consumer Discretionary	7.3%
Telecommunication Services	5.7%
Utilities	5.4%
Information Technology	4.2%
Short-Term Investments & Other	4.3%

14	International Value Equity Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 9-30-12 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $251,255,014) including
$38,160,331 of securities loaned)	$274,180,315
Investments in affiliated issuers, at value (Cost $38,056,216)	38,057,995

Total investments, at value (Cost $289,311,230)	312,238,310
Cash	8,092,108
Foreign currency, at value (Cost $435,085)	441,068
Receivable for investments sold	2,572,862
Receivable for fund shares sold	59,359
Dividends and interest receivable	1,165,550
Receivable for securities lending income	19,012
Receivable due from adviser	1,655
Other receivables and prepaid expenses	25,652

Total assets	324,615,576

Liabilities

Payable upon return of securities loaned	38,056,425
Payable to affiliates
Accounting and legal services fees	13,629
Transfer agent fees	762
Trustees’ fees	186
Other liabilities and accrued expenses	133,966

Total liabilities	38,204,968

Net assets

Paid-in capital	$256,507,266
Undistributed net investment income	3,798,154
Accumulated net realized gain (loss) on investments and foreign
currency transactions	3,170,919
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	22,934,269

Net assets	$286,410,608

See notes to financial statements	Semiannual report | International Value Equity Fund	15

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($4,685,190 ÷ 572,880 shares)	$8.18
Class I ($907,451 ÷ 110,800 shares)	$8.19
Class NAV ($280,817,967 ÷ 34,239,745 shares)	$8.20

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[1]	$8.61

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16	International Value Equity Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six month period ended 9-30-12
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$4,389,886
Securities lending	174,813
Interest	154
Less foreign taxes withheld	(397,990)

Total investment income	4,166,863

Expenses

Investment management fees	960,155
Distribution and service fees	4,254
Accounting and legal services fees	16,559
Transfer agent fees	3,721
Trustees’ fees	4,033
State registration fees	9,360
Printing and postage	3,283
Professional fees	26,287
Custodian fees	146,097
Registration and filing fees	22,212
Other	4,855

Total expenses	1,200,816
Less expense reductions	(11,409)

Net expenses	1,189,407

Net investment income	2,977,456

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	2,462,660
Investments in affiliated issuers	(161)
Foreign currency transactions	(169,938)
2,292,561
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	10,734,154
Investments in affiliated issuers	1,376
Translation of assets and liabilities in foreign currencies	7,084
10,742,614
Net realized and unrealized gain	13,035,175

Increase in net assets from operations	$16,012,631

See notes to financial statements	Semiannual report | International Value Equity Fund	17

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	9-30-12	ended
	(Unaudited)	3-31-12
Increase (decrease) in net assets

From operations
Net investment income	$2,977,456	$751,498
Net realized gain	2,292,561	1,116,158
Change in net unrealized appreciation (depreciation)	10,742,614	11,916,003

Increase in net assets resulting from operations	16,012,631	13,783,659

Distributions to shareholders
From net investment income
Class A	—	(19,630)
Class I	—	(3,078)
Class NAV	—	(34,119)
From net realized gain
Class A	—	(18,251)
Class I	—	(1,758)

Total distributions	—	(76,836)

Contribution from adviser[1]	—	6,950

From Fund share transactions	152,688,393	100,946,197

Total increase	168,701,024	114,659,970

Net assets

Beginning of period	117,709,584	3,049,614

End of period	$286,410,608	$117,709,584

Undistributed net investment income	$3,798,154	$820,698

1 In October 2011, the adviser made a voluntary payment to the fund.

18	International Value Equity Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES
Period ended	9-30-12[1]	3-31-12	3-31-11[2,3]	10-31-10[4]	10-31-09[4]	10-31-08[4]	10-31-07[4]

Per share operating performance

Net asset value,
beginning of period	$8.22	$9.09	$11.26	$9.90	$7.97	$18.21	$16.62
Net investment income	0.11[5]	0.14[5]	0.02[5]	0.03[5]	0.07[5]	0.28[5]	0.26
Net realized and unrealized
gain (loss) on investments	(0.15)	(0.92)[6]	0.79	1.39[7]	2.54[7]	(7.82)[7]	3.06[7]
Total from
investment operations	(0.04)	(0.78)	0.81	1.42	2.61	(7.54)	3.32
Less distributions
From net
investment income	—	(0.06)	(0.28)	(0.06)	(0.68)	(0.25)	(0.26)
From net realized gain	—	(0.05)	(2.70)	—	—	(2.45)	(1.47)
Total distributions	—	(0.11)	(2.98)	(0.06)	(0.68)	(2.70)	(1.73)
Contribution from adviser	—	0.02[8]	—	—	—	—	—
Net asset value, end
of period	$8.18	$8.22	$9.09	$11.26	$9.90	$7.97	$18.21
Total return (%)	(0.49)[9,10]	(8.20)[8,9]	9.13[9,10]	14.46[9]	35.61[9]	(48.17)	21.61

Ratios and supplemental data

Net assets, end of period
(in millions)	$5	$3	$3	$3	$30	$24	$111
Ratios (as a percentage of
average net assets):
Expenses
before reductions	1.91[11]	3.73	16.05[11]	6.71	2.68	1.56	1.38
Expenses net of fee
waivers and credits	1.60[11]	1.60	1.77[11]	1.85	1.85	1.56	1.38
Net investment income	1.43[13]	1.68	0.48[11]	0.33	0.88	2.09	1.58
Portfolio turnover (%)	8	21	12[12]	80	123	13	21

1 Six months ended 9-30-12. Unaudited.
2 For the five month period ended 3-31-11. The fund changed its fiscal year end from October 31 to March 31.
3 After the close of business on 2-11-11, holders of Class A shares of the former Optique International Value Fund
(the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of the John
Hancock International Value Equity Fund. These shares were first offered on 2-14-11. Additionally, the accounting and performance history of the Class A shares of the Predecessor Fund was redesignated as that of John Hancock
International Value Equity Fund Class A.
4 Audited by previous independent registered public accounting firm.
5 Based on the average daily shares outstanding.
6 The amount shown for a share outstanding does not correspond with the aggregate gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
7 Includes redemption fees retained by the Fund. Such redemption fees represent less than $0.01 per share.
8 In October 2011, the adviser made a voluntary payment to the fund of $6,950. Without this payment, performance would have been lower.
9 Total returns would have been lower had certain expenses not been reduced during the periods shown.
10 Not annualized.
11 Annualized.
12 Portfolio turnover is shown for the period from 11-1-10 to 3-31-11.
13 Not annualized. Recognition of net investment income by the Fund is affected by the timing and frequency of the declaration of dividends by the securities held by the Fund.

See notes to financial statements	Semiannual report | International Value Equity Fund	19

CLASS I SHARES Period ended	9-30-12[1]	3-31-12	3-31-11[2]

Per share operating performance

Net asset value, beginning of period	$8.21	$9.09	$8.98
Net investment income[3]	0.13	0.19	0.02
Net realized and unrealized gain (loss) on investments	(0.15)	(0.95)[4]	0.09
Total from investment operations	(0.02)	(0.76)	0.11
Less distributions
From net investment income	—	(0.09)	—
From net realized gain	—	(0.05)	—
Total distributions	—	(0.14)	—
Contribution from adviser	—	0.02[5]	—
Net asset value, end of period	$8.19	$8.21	$9.09
Total return (%)	(0.24)[6,7]	(7.87)[5,6]	1.22[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.75[9]	7.59	12.90[9]
Expenses net of fee waivers and credits	1.24[9]	1.18	1.18[9]
Net investment income	3.28[9]	2.36	1.89[9]
Portfolio turnover (%)	8	21	12[10]

1 Six months ended 9-30-12. Unaudited.
2 Period from 2-14-11 (inception date) to 3-31-11.
3 Based on the average daily shares outstanding.
4 The amount shown for a share outstanding does not correspond with the aggregate gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
5 In October 2011, the adviser made a voluntary payment to the fund of $6,950. Without this payment, performance would have been lower.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Not annualized.
8 Less than $500,000.
9 Annualized.
10 Portfolio turnover is shown for the period from 11-1-10 to 3-31-11.

CLASS NAV SHARES Period ended	9-30-12[1]	3-31-12[2]

Per share operating performance

Net asset value, beginning of period	$8.22	$7.21
Net investment income[3]	0.11	0.05
Net realized and unrealized gain (loss) on investments	(0.13)	0.96
Total from investment operations	(0.02)	1.01
Less distributions
From net investment income	—	—[4]
Net asset value, end of period	$8.20	$8.22
Total return (%)	(0.24)[5,6]	14.05[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$281	$114
Ratios (as a percentage of average net assets):
Expenses before reductions	1.09[7]	1.08[7]
Expenses net of fee waivers and credits	1.09[7]	1.08[7]
Net investment income	2.75[7]	2.21[7]
Portfolio turnover (%)	8	21[8]

1 Six months ended 9-30-12. Unaudited.
2 Period from 12-16-11 (inception date) to 3-31-12.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

20	International Value Equity Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock International Value Equity Fund (the Fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Semiannual report | International Value Equity Fund	21

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of September 30, 2012, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 9-30-12	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Australia	$20,499,416	—	$20,499,416	—
Austria	4,445,117	—	4,445,117	—
Bermuda	2,401,851	—	2,401,851	—
Canada	22,216,066	$22,216,066	—	—
Chile	1,889,488	1,889,488	—	—
China	9,043,878	—	9,043,878	—
France	17,684,277	—	17,684,277	—
Germany	22,664,899	—	22,664,899	—
Hong Kong	17,735,325	—	17,735,325	—
Ireland	1,597,669	—	1,597,669	—
Israel	2,749,459	—	2,749,459	—
Italy	5,334,077	—	5,334,077	—
Japan	47,050,875	—	47,050,875	—
Netherlands	11,171,649	—	11,171,649	—
Norway	5,396,550	—	5,396,550	—
Singapore	8,496,312	—	8,496,312	—
South Africa	1,765,477	—	1,765,477	—
Spain	2,580,614	—	2,580,614	—
Sweden	4,670,974	—	4,670,974	—
Switzerland	17,563,592	—	17,563,592	—
United Kingdom	41,195,055	—	41,195,055	—
Preferred Securities
Brazil	6,027,695	6,027,695	—	—
Securities Lending
Collateral	38,057,995	38,057,995	—	—

Total investments in
Securities	$312,238,310	$68,191,244	$244,047,066	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign

22	International Value Equity Fund | Semiannual report

securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, which has a floating net asset value (NAV) and invests in short term investments as part of the securities lending program, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral and through securities lending provider indemnification, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value or possible loss of rights in the collateral should the borrower fail financially. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The Fund may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which it invests. Taxes are accrued based upon net investment income, net realized gains or net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended September 30, 2012 were $651. For the six months ended September 30, 2012, the Fund had no borrowings under the line of credit.

Semiannual report | International Value Equity Fund	23

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of March 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions.

New accounting pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. ASU 2011-11 may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service

24	International Value Equity Fund | Semiannual report

providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.900% of the first $100,000,000 of the Fund’s average daily net assets; (b) 0.875% of the next $900,000,000; (c) 0.850% of the next $1,000,000,000; (d) 0.825% of the next $1,000,000,000; (e) 0.800% of the next $1,000,000,000 and (f) 0.775% of the Fund’s average daily net assets in excess of $4,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.60% and 1.29% for Class A and Class I shares, respectively. This agreement excludes certain expenses such as taxes, brokerage commissions, interest expense, litigation, underlying fund expenses (acquired fund fees) and indemnification expenses and extraordinary expenses not incurred in the course of the Fund’s business. These expense limitations shall remain in effect until June 30, 2013 and thereafter until terminated by the Adviser. Prior to July 1, 2012, the fee waivers and/or reimbursements were such that the expenses would not exceed 1.18% for Class I shares.

Accordingly, these expense reductions amounted to $5,355 and $6,054 for Class A and Class I shares, respectively, for the six months ended September 30, 2012.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the six months ended September 30, 2012 were equivalent to the net annual effective rate of 0.876% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended September 30, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund pays up to 0.30% of distribution and service fees for Class A shares under these arrangements, expressed as an annual percentage of average daily net assets. Currently, only 0.25% is charged to Class A shares for 12b-1 fees.

Semiannual report | International Value Equity Fund	25

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $8,471 for the six months ended September 30, 2012. Of this amount, $1,468 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $6,977 was paid as sales commissions to broker-dealers and $26 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended September 30, 2012 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$4,254	$3,295	$4,485	$1,925
Class I	—	426	4,875	1,358
Total	$4,254	$3,721	$9,360	$3,283

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended September 30, 2012 and for the year ended March 31, 2012 were as follows:

	Six months ended 9-30-12		Year ended 3-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	274,508	$2,149,395	158,837	$1,317,343
Distributions reinvested	—	—	4,909	35,460
Repurchased	(57,777)	(454,006)	(131,564)	(1,084,001)

Net increase	216,731	$1,695,389	32,182	$268,802

Class I shares

Sold	20,822	$162,894	81,569	$671,012
Distributions reinvested	—	—	447	3,226
Repurchased	(612)	(4,861)	(3,040)	(24,012)

Net increase	20,210	$158,033	78,976	$650,226

26	International Value Equity Fund | Semiannual report

	Six months ended 9-30-12			Year ended 3-31-12
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	21,296,945	$158,370,248	13,869,626	$100,000,000
Distributions reinvested	—	—	4,642	34,119
Repurchased	(931,468)	(7,535,277)	—	—

Net increase	20,365,477	$150,834,971	13,874,268	$100,034,119

Net increase	20,602,418	$152,688,393	13,985,426	$100,953,147

Affiliates of the Fund owned 10% and 100% of shares of beneficial interest of Class I and Class NAV, respectively, on September 30, 2012.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, aggregated $165,137,194 and $16,248,055, respectively, for the six months ended September 30, 2012.

Note 7 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. For the six months ended September 30, 2012, the following funds had an affiliate ownership concentration of 5% or more of the Fund’s net assets:

AFFILIATED
FUND	CONCENTRATION

John Hancock Lifestyle Aggressive Portfolio	16.0%
John Hancock Lifestyle Balanced Portfolio	30.8%
John Hancock Lifestyle Growth Portfolio	37.5%
John Hancock Lifestyle Moderate Portfolio	6.5%

Semiannual report | International Value Equity Fund	27

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John International Value Equity Fund (the Fund), a series of John Hancock Funds III (the Trust), met in-person on May 6–8, and June 3–5, 2012 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) between the Adviser and Manulife Asset Management (US) LLC (the Subadviser) with respect to the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the “Agreements.”

Activities and composition of the Board

On June 3–5, 2012, the Board consisted of nine individuals, seven of whom were Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairman. On June 3–5, 2012, the Board had four standing committees that were composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts & Operations Committee. Additionally, on June 3–5, 2012, Investment Performance Committees A and B were standing committees of the Board composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee B was responsible for overseeing and monitoring matters relating to the investment performance of the Fund. The Board also designated an Independent Trustee as Vice Chairman to serve in the absence of the Chairman. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 6–8, 2012 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Lipper, a Thomson Reuters company (Lipper), on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a “Category” and a subset of the Category referred to as the “Expense Group”, each as determined by Lipper, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Expense Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser or Subadviser or their affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as

28	International Value Equity Fund | Semiannual report

institutional clients and other investment companies, having similar investment mandates, as well as the performance of those other clients and a comparison of the services provided to those other clients and the services provided to the Fund; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 6–8, 2012, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 6–8, 2012 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 3–5, 2012, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement and the Subadvisory Agreement, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s investment manager analytical capabilities, market and economic knowledge and execution of its Subadviser oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the

Semiannual report | International Value Equity Fund	29

Adviser’s and its affiliates’ policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by the Adviser, which analyzed various factors that may affect the Lipper rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Lipper Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Lipper to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2012 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

Set forth below is the performance of the Fund over certain time periods ended December 31, 2011 and that of its Category average and benchmark index over the same periods:

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

International Value Eq Fund	–13.29%	11.11%	–3.85%	6.16%
Class A Shares
Intl Multi-Cap Value Category Average	–13.82%	7.79%	–5.94%	4.17%
MSCI World X-US GD Index	–11.78%	9.06%	–3.62%	5.60%

The Board noted that the Fund’s performance compared favorably to the Category’s average performance and its benchmark index’s performance for all periods shown.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Expense Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including other registered investment companies, institutional investors and separate accounts.

30	International Value Equity Fund | Semiannual report

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Expense Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and, if different, the Fund’s total operating expense ratio after taking into account any fee waiver or expense waiver agreement by the Adviser (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Expense Group median.

The Board noted that the Fund’s advisory fee ratio was eight basis points above the Expense Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s 2011 financial statements in relation with the Fund’s Expense Group median provided by Lipper in April 2012:

	FUND — CLASS A	EXPENSE GROUP MEDIAN

Advisory Fee Ratio	0.90%	0.82%
Gross Expense Ratio	3.75%	2.11%
Net Expense Ratio	1.60%	1.48%

The Board viewed favorably the Adviser’s contractual agreement to waive all or a portion of its advisory fees and to reimburse or pay operating expenses to the extent necessary to maintain the Fund’s Net Expense Ratio at 1.60% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, until June 30, 2013. The Board favorably considered the impact of this contractual agreement towards lowering the Fund’s Gross Expense Ratio.

The Board received and reviewed statements relating to the Adviser’s financial condition and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services under the Advisory Agreement, as well as from other relationships between the Fund and the Adviser and its affiliates. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2011 compared to available aggregate profitability data provided for the year ended December 31, 2010. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

The Board also considered a comparison of the Adviser’s profitability to that of a limited number of other investment advisers whose profitability information is publicly available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is limited.

The Board considered limited profitability information with respect to the Subadviser, which is affiliated with the Adviser. In addition, as noted above, the Board considered basic assumptions and methodology for allocating expenses in the Subadviser’s profitability analysis.

Semiannual report | International Value Equity Fund	31

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and, the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement and the Subadvisory Agreement each for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their ongoing regular review of Fund performance and operations throughout the year.

32	International Value Equity Fund | Semiannual report

More information

Trustees	Investment adviser
Steven R. Pruchansky,* Chairman	John Hancock Investment Management
William H. Cunningham	Services, LLC
Deborah C. Jackson
Hugh McHaffie†	Subadviser
Dr. John A. Moore,* Vice Chairman	John Hancock Asset Management a division of
Gregory A. Russo*	Manulife Asset Management (US) LLC
John G. Vrysen†
Principal distributor
Officers	John Hancock Funds, LLC
Hugh McHaffie
President	Custodian
State Street Bank and Trust Company
Andrew G. Arnott
Executive Vice President	Transfer agent
John Hancock Signature Services, Inc.
Thomas M. Kinzler
Secretary and Chief Legal Officer	Legal counsel
K&L Gates LLP
Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | International Value Equity Fund	33

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock International Value Equity Fund.	366SA 9/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	11/12

John Hancock

MUTUAL FUNDS

John Hancock

Strategic Growth Fund

Semiannual Report

9.30.12

A look at performance

Total returns for the period ended September 30, 2012

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since					Since
	1-year	5-year	10-year	inception	6-months	1-year	5-year	10-year	inception[1]

Class A	—	—	—	—	–5.31	—	—	—	14.96

Class I2	—	—	—	—	–0.25	—	—	—	21.33

Class NAV[2]	—	—	—	—	–0.08	—	—	—	21.53

Performance figures assume all dividends have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable for Class I and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least through 6-30-13 for Class A and Class I shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class I	Class NAV
Net (%)	1.30	0.94	0.85
Gross (%)	2.05	11.44	0.85

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

See the following page for footnotes.

6	Strategic Growth Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class I2	12-19-11	$12,133	$12,133	$11,986

Class NAV[2]	12-19-11	12,153	12,153	11,986

Russell 1000 Growth Index is an unmanaged index which measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 From 12-19-11.

2 For certain types of investors, as described in the Fund’s prospectuses.

Semiannual report | Strategic Growth Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2012 with the same investment held until September 30, 2012.

	Account value	Ending value	Expenses paid during
	on 4-1-12	on 9-30-12	period ended 9-30-12[1]

Class A	$1,000.00	$996.70	$6.51

Class I	1,000.00	997.50	4.71

Class NAV	1,000.00	999.20	3.86

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Strategic Growth Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on April 1, 2012, with the same investment held until September 30, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 4-1-12	on 9-30-12	period ended 9-30-12[1]

Class A	$1,000.00	$1,018.60	$6.58

Class I	1,000.00	1,020.40	4.76

Class NAV	1,000.00	1,021.20	3.90

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.30%, 0.94% and 0.77% for Class A, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | Strategic Growth Fund	9

Portfolio summary

Top 10 Holdings (32.0% of Net Assets on 9-30-12)[1,2]

Apple, Inc.	9.2%	eBay, Inc.	2.4%

Philip Morris International, Inc.	3.3%	Express Scripts Holding Company	2.3%

International Business Machines Corp.	3.2%	Visa, Inc., Class A	2.2%

Google, Inc., Class A	2.7%	United Technologies Corp.	2.0%

QUALCOMM, Inc.	2.7%	Starbucks Corp.	2.0%

Sector Composition[1,3]

Information Technology	36.3%	Industrials	5.6%

Consumer Discretionary	19.3%	Financials	5.4%

Consumer Staples	11.8%	Telecommunication Services	1.4%

Health Care	10.0%	Short-Term Investments & Other	3.9%

Energy	6.3%

1 As a percentage of net assets on 9-30-12.

2 Cash and cash equivalents not included.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Strategic Growth Fund | Semiannual report

Fund’s investments

As of 9-30-12 (unaudited)

	Shares	Value
Common Stocks 96.1%		$927,843,651

(Cost $855,767,034)

Consumer Discretionary 19.3%		185,969,532

Auto Components 1.4%

BorgWarner, Inc. (I)	190,184	13,143,616

Hotels, Restaurants & Leisure 4.7%

Las Vegas Sands Corp.	331,571	15,374,947

Starbucks Corp.	386,163	19,597,772

Yum! Brands, Inc.	156,058	10,352,888

Internet & Catalog Retail 3.7%

Amazon.com, Inc. (I)	65,283	16,602,773

priceline.com, Inc. (I)	14,902	9,220,314

TripAdvisor, Inc. (I)(L)	296,984	9,779,683

Media 1.2%

CBS Corp., Class B	315,247	11,452,924

Multiline Retail 1.2%

Dollar Tree, Inc. (I)	237,800	11,479,795

Specialty Retail 7.1%

AutoZone, Inc. (I)	38,713	14,311,035

Dick’s Sporting Goods, Inc.	304,337	15,779,873

The Home Depot, Inc.	249,548	15,065,213

Tractor Supply Company	144,321	14,271,904

Ulta Salon Cosmetics & Fragrance, Inc.	99,027	9,536,795

Consumer Staples 11.8%		113,425,114

Beverages 2.6%

Monster Beverage Corp. (I)	218,065	11,810,400

PepsiCo, Inc.	186,329	13,186,503

Food & Staples Retailing 2.2%

Wal-Mart Stores, Inc.	179,149	13,221,196

Whole Foods Market, Inc.	85,435	8,321,369

Food Products 2.3%

Kraft Foods, Inc., Class A	218,926	9,052,590

Mead Johnson Nutrition Company	172,007	12,604,673

Tobacco 4.7%

Altria Group, Inc.	398,510	13,306,249

Philip Morris International, Inc.	354,927	31,922,134

See notes to financial statements	Semiannual report | Strategic Growth Fund	11

	Shares	Value
Energy 6.3%		$61,038,130

Energy Equipment & Services 4.2%

Core Laboratories NV (L)	100,951	12,263,527

National Oilwell Varco, Inc.	176,021	14,101,042

Oceaneering International, Inc.	257,839	14,245,605

Oil, Gas & Consumable Fuels 2.1%

Apache Corp.	119,566	10,338,872

Chevron Corp.	86,557	10,089,084

Financials 5.4%		52,611,646

Commercial Banks 4.0%

Regions Financial Corp.	1,384,284	9,980,688

SunTrust Banks, Inc.	515,009	14,559,304

Wells Fargo & Company	426,662	14,732,639

Consumer Finance 1.4%

American Express Company	234,594	13,339,015

Health Care 10.0%		96,975,049

Biotechnology 3.6%

Celgene Corp. (I)	207,054	15,818,926

Gilead Sciences, Inc. (I)	289,611	19,209,898

Health Care Equipment & Supplies 0.6%

Intuitive Surgical, Inc. (I)	11,368	5,634,322

Health Care Providers & Services 4.6%

Express Scripts Holding Company (I)	347,561	21,781,648

Humana, Inc.	208,120	14,599,618

McKesson Corp.	93,158	8,014,383

Pharmaceuticals 1.2%

Perrigo Company	102,576	11,916,254

Industrials 5.6%		53,611,193

Aerospace & Defense 4.1%

BE Aerospace, Inc. (I)	205,351	8,645,277

The Boeing Company	158,666	11,046,327

United Technologies Corp.	250,347	19,599,667

Machinery 1.5%

Eaton Corp. (L)	303,003	14,319,922

Information Technology 36.3%		350,526,815

Communications Equipment 2.6%

QUALCOMM, Inc.	410,471	25,650,333

Computers & Peripherals 10.7%

Apple, Inc.	132,778	88,597,448

EMC Corp. (I)	537,590	14,660,079

Internet Software & Services 7.5%

eBay, Inc. (I)	477,733	23,127,055

Facebook, Inc., Class A (I)(L)	789,215	17,086,505

Google, Inc., Class A (I)	35,079	26,467,106

LinkedIn Corp., Class A (I)	46,726	5,625,810

12	Strategic Growth Fund | Semiannual report	See notes to financial statements

		Shares	Value
IT Services 10.9%

Alliance Data Systems Corp. (I)(L)		99,189	$14,079,879

CoreLogic, Inc. (I)		100,325	2,661,622

Gartner, Inc. (I)		263,264	12,133,838

International Business Machines Corp.		150,100	31,138,245

Teradata Corp. (I)		210,068	15,841,228

VeriFone Systems, Inc. (I)		290,220	8,082,627

Visa, Inc., Class A		156,849	21,061,684

Software 4.6%

Citrix Systems, Inc. (I)		82,752	6,336,321

Guidewire Software, Inc. (I)		131,679	4,088,633

Microsoft Corp.		514,319	15,316,420

Red Hat, Inc. (I)		192,150	10,941,021

Salesforce.com, Inc. (I)		34,964	5,338,653

SolarWinds, Inc. (I)		41,125	2,292,308

Telecommunication Services 1.4%			13,686,172

Diversified Telecommunication Services 1.4%

Verizon Communications, Inc.		300,333	13,686,172

	Yield (%)	Shares	Value
Securities Lending Collateral 3.2%			$30,655,794

(Cost $30,652,650)

John Hancock Collateral Investment Trust (W)	0.3462 (Y)	3,062,945	30,655,794

		Par value	Value
Short-Term Investments 2.6%			$25,000,000

(Cost $25,000,000)

Repurchase Agreement 2.6%			25,000,000

Repurchase Agreement with State Street Corp.
dated 9-28-12 at 0.010% to be repurchased
at $25,000,021 on 10-1-12, collateralized by
$24,300,000 U.S. Treasury Note, 2.250% due
1-31-15 (valued at $25,502,048, including interest)		$25,000,000	25,000,000

Total investments (Cost $911,419,684) † 101.9%			$983,499,445

Other assets and liabilities, net (1.9%)			($18,437,625)

Total net assets 100.0%			$965,061,820

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 9-30-12.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 9-30-12.

† At 9-30-12, the aggregate cost of investment securities for federal income tax purposes was $911,442,748. Net unrealized appreciation aggregated $72,056,697, of which $86,256,749 related to appreciated investment securities and $14,200,052 related to depreciated investment securities.

See notes to financial statements	Semiannual report | Strategic Growth Fund	13

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 9-30-12 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $880,767,034) including
$29,984,132 of securities loaned	$952,843,651
Investments in affiliated issuers, at value (Cost $30,652,650)	30,655,794

Total investments, at value (Cost $911,419,684)	983,499,445
Cash	20,777,769
Receivable for investments sold	6,819,603
Receivable for fund shares sold	13,648
Dividends and interest receivable	714,677
Receivable for securities lending income	11,268
Receivable due from adviser	2,642
Other receivables and prepaid expenses	30,082

Total assets	1,011,869,134

Liabilities

Payable for investments purchased	15,063,627
Payable for fund shares repurchased	953,018
Payable upon return of securities loaned	30,652,975
Payable to affiliates
Accounting and legal services fees	40,977
Transfer agent fees	684
Trustee fees	438
Other liabilities and accrued expenses	95,595

Total liabilities	46,807,314

Net assets

Paid-in capital	$899,861,855
Undistributed net investment income	1,447,643
Accumulated net realized loss on investments	(8,327,439)
Net unrealized appreciation (depreciation) on investments	72,079,761

Net assets	$965,061,820

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($4,192,778 ÷ 346,593 shares)	$12.10
Class I ($525,718 ÷ 43,328 shares)	$12.13
Class NAV ($960,343,324 ÷ 79,072,029 shares)	$12.15

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[1]	$12.74

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

14	Strategic Growth Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six month period ended 9-30-12
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$4,300,757
Securities lending	23,836
Interest	2,437
Less foreign taxes withheld	(4,123)

Total investment income	4,322,907

Expenses

Investment management fees	2,720,242
Distribution and service fees	5,367
Accounting and legal services fees	67,191
Transfer agent fees	3,750
Trustees’ fees	10,117
State registration fees	17,580
Printing and postage	2,309
Professional fees	35,613
Custodian fees	54,576
Registration and filing fees	44,658
Other	6,259

Total expenses	2,967,662
Less expense reductions	(19,152)

Net expenses	2,948,510

Net investment income	1,374,397

Realized and unrealized gain (loss)

Net realized loss on
Investments in unaffiliated issuers	(10,928,093)
Investments in affiliated issuers	(326)

(10,928,419)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	30,598,018
Investments in affiliated issuers	3,144

30,601,162

Net realized and unrealized gain	19,672,743

Increase in net assets from operations	$21,047,140

See notes to financial statements	Semiannual report | Strategic Growth Fund	15

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Period
	9-30-12	ended
	(Unaudited)	3-31-12[1]

Increase (decrease) in net assets

From operations
Net investment income	$1,374,397	$96,757
Net realized gain (loss)	(10,928,419)	2,600,980
Change in net unrealized appreciation (depreciation)	30,601,162	41,478,599

Increase in net assets resulting from operations	21,047,140	44,176,336

Distributions to shareholders
From net investment income
Class A	—	(181)
Class I	—	(25)
Class NAV	—	(24,845)

Total distributions	—	(25,051)

From Fund share transactions	604,804,673	295,058,722

Total increase	625,851,813	339,210,007

Net assets

Beginning of period	339,210,007	—

End of period	$965,061,820	$339,210,007

Undistributed net investment income	$1,447,643	$73,246

1 Period from 12-19-11 (commencement of operations) to 3-31-12.

16	Strategic Growth Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	9-30-12[1]	3-31-12[2]

Per share operating performance

Net asset value, beginning of period	$12.14	$10.00
Net investment loss[3]	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.03)	2.15
Total from investment operations	(0.04)	2.14
Less distributions
From net investment income	—	—[4]
Net asset value, end of period	$12.10	$12.14
Total return (%)[5]	(0.33)[6,7]	21.41[6,7]

Ratios and supplemental data

Net assets, end of period (in millions)	$4	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.86[8]	2.05[8]
Expenses net of fee waivers	1.30[8]	1.30[8]
Net investment loss	(0.17)[8]	(0.32)[8]
Portfolio turnover (%)	45	26

1 Six months ended 9-30-12. Unaudited.
2 Period from 12-19-11 (commencement of operations) to 3-31-12.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Not annualized.
8 Annualized.

See notes to financial statements	Semiannual report | Strategic Growth Fund	17

CLASS I SHARES Period ended	9-30-12[1]	3-31-12[2]

Per share operating performance

Net asset value, beginning of period	$12.16	$10.00
Net investment income[3]	0.01	—[4]
Net realized and unrealized gain (loss) on investments	(0.04)	2.16
Total from investment operations	(0.03)	2.16
Less distributions
From net investment income	—	—[4]
Net asset value, end of period	$12.13	$12.16
Total return (%)	(0.25)[5,6]	21.63[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	4.39[8]	11.44[8]
Expenses net of fee waivers	0.94[8]	0.94[8]
Net investment income	0.17[8]	0.14[8]
Portfolio turnover (%)	45	26

1 Six months ended 9-30-12. Unaudited.
2 Period from 12-19-11 (commencement of operations) to 3-31-12.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.

CLASS NAV SHARES Period ended	9-30-12[1]	3-31-12[2]

Per share operating performance

Net asset value, beginning of period	$12.16	$10.00
Net investment income[3]	0.02	—[4]
Net realized and unrealized gain (loss) on investments	(0.03)	2.16
Total from investment operations	(0.01)	2.16
Less distributions
From net investment income	—	—[4]
Net asset value, end of period	$12.15	$12.16
Total return (%)	(0.08)[5]	21.63[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$960	$336
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77[6]	0.85[6]
Expenses net of fee waivers	0.77[6]	0.85[6]
Net investment income	0.36[6]	0.15[6]
Portfolio turnover (%)	45	26

1 Six months ended 9-30-12. Unaudited.
2 Period from 12-19-11 (commencement of operations) to 3-31-12.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Not annualized.
6 Annualized.

18	Strategic Growth Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Strategic Growth Fund (the Fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

Semiannual report | Strategic Growth Fund	19

As of September 30, 2012, all investments are categorized as Level 1 under the hierarchy described above except for repurchase agreements, which are categorized as Level 2.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, which has a floating net asset value (NAV) and invests in short term investments as part of the securities lending program, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral and through securities lending provides indemnification, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value or possible loss of rights in the collateral should the borrower fail financially. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended September 30, 2012 were $567. For the six months ended September 30, 2012, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

20	Strategic Growth Fund | Semiannual report

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of March 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

New accounting pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. ASU 2011-11 may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Semiannual report | Strategic Growth Fund	21

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.725% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.700% of the next $500,000,000; (c) 0.675% of the next $500,000,000; and (d) 0.650% of the Fund’s average daily net assets in excess of $1,500,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management, a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of subadvisory fees.

The Adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.30% and 0.94% for Class A and Class I shares, respectively. This agreement excludes certain expenses such as taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses. For Class A and Class I shares, this expense limitation shall remain in effect through June 30, 2013, unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at the time.

Accordingly, these expense reductions amounted to $9,931 and $9,221 for Class A and Class I shares, respectively, for the six months ended September 30, 2012.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the six months ended September 30, 2012 were equivalent to a net annual effective rate of 0.71% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended September 30, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund pays 0.30% for Class A of distribution and service fees under the arrangement, expressed as an annual percentage of average daily net assets.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $16,876 for the six months ended September 30, 2012. Of this amount, $2,791 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $14,057 was paid as sales commissions to broker-dealers and $28 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain

22	Strategic Growth Fund | Semiannual report

fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended September 30, 2012 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$5,367	$3,464	$8,790	$1,722
Class I	—	286	8,790	587
Total	$5,367	$3,750	$17,580	$2,309

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 5 — Fund share transactions

Transactions in Fund’s shares for the six months ended September 30, 2012 and for the period ended March 31, 2012 were as follows:

	Six months ended 9-30-12		Period ended 3-31-12[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	122,299	$1,440,288	251,934	$2,626,907
Repurchased	(26,543)	(309,487)	(1,097)	(12,000)

Net increase	95,756	$1,130,801	250,837	$2,614,907

Class I shares

Sold	18,463	$220,229	36,936	$425,659
Repurchased	(12,071)	(138,080)	—	—

Net increase	6,392	$82,149	36,936	$425,659

Class NAV shares

Sold	51,992,583	$609,919,963	27,607,188	$291,993,311
Distributions reinvested	—	—	2,424	24,845
Repurchased	(530,166)	(6,328,240)	—	—

Net increase	51,462,417	$603,591,723	27,609,612	$292,018,156

Net increase	51,564,565	$604,804,673	27,897,385	$295,058,722

1 Period from 12-19-11 (commencement of operations) to 3-31-12.

Affiliates of the Trust owned 55%, 23% and 100% of shares of beneficial interest of Class A, Class I and Class NAV, respectively, on September 30, 2012.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $896,356,886 and $318,589,700, respectively, for the six months ended September 30, 2012.

Semiannual report | Strategic Growth Fund	23

Note 7 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. For the six months ended September 30, 2012, the following funds had an affiliate ownership concentration of 5% or more of the Fund’s net assets:

AFFILIATED
FUND	CONCENTRATION

John Hancock Lifestyle Aggressive Portfolio	14.2%
John Hancock Lifestyle Balanced Portfolio	30.3%
John Hancock Lifestyle Growth Portfolio	38.5%
John Hancock Lifestyle Moderate Portfolio	6.9%

24	Strategic Growth Fund | Semiannual report

More information

Trustees	Investment adviser
Steven R. Pruchansky,* Chairman	John Hancock Investment Management
William H. Cunningham	Services, LLC
Deborah C. Jackson
Hugh McHaffie†	Subadviser
Dr. John A. Moore,* Vice Chairman	John Hancock Asset Management a division of
Gregory A. Russo*	Manulife Asset Management (US) LLC
John G. Vrysen†
Principal distributor
Officers	John Hancock Funds, LLC
Hugh McHaffie
President	Custodian
State Street Bank and Trust Company
Andrew G. Arnott
Executive Vice President	Transfer agent
John Hancock Signature Services, Inc.
Thomas M. Kinzler
Secretary and Chief Legal Officer	Legal counsel
K&L Gates LLP
Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Strategic Growth Fund	25

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Strategic Growth Fund.	393SA 9/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	11/12

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not applicable.

ITEM 12. EXHIBITS.

(a)(1)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(1)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940.

(c)(1) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	November 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	November 19, 2012

By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	November 19, 2012